     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 28, 1999


                                                        REGISTRATION NO. 2-90201
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                     UNDER


                               THE SECURITIES ACT OF 1933       /X/

                              PRE-EFFECTIVE AMENDMENT NO.       / /

                            POST-EFFECTIVE AMENDMENT NO. 25     /X/

                                         AND/OR
                                 REGISTRATION STATEMENT
                                         UNDER
                           THE INVESTMENT COMPANY ACT OF 1940   /X/

                                    AMENDMENT NO. 26



                            ------------------------

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

                           (Exact name of registrant)

                    MUTUAL OF AMERICA LIFE INSURANCE COMPANY

                              (Name of depositor)

                    320 PARK AVENUE NEW YORK, NEW YORK 10022
     (Address of Depositor's Principal Executive Office including zip code)

       Depositor's telephone number, including area code: (212) 224-1600

                             PATRICK A. BURNS, ESQ.
                    MUTUAL OF AMERICA LIFE INSURANCE COMPANY
                                320 PARK AVENUE
                            NEW YORK, NEW YORK 10022
                    (Name and address of agent for service)

                            ------------------------

                                    COPY TO:

                              STANLEY M. LENKOWICZ
                    Mutual of America Life Insurance Company
                                320 Park Avenue
                            New York, New York 10022

                            ------------------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                            ------------------------

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE SPACE)


/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/X/ on May 1, 1999 pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a) of Rule 485
/ / on (date) pursuant to paragraph (a) of Rule 485



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             CROSS-REFERENCE SHEET
                       (FILE NO. 2-90201, TVIF CONTRACTS)
--------------------------------------------------------------------------------

                              FORM N-4 ITEM                                       PROSPECTUS CAPTION
           ----------------------------------------------------  ----------------------------------------------------
PART A
       1.  Cover Page..........................................  Cover Page
       2.  Definitions.........................................  Definitions We Use in this Prospectus
       3.  Synopsis............................................  Table of Annual Expenses
       4.  Condensed Financial Information.....................  Appendix A: Unit Value Information for the Separate
                                                                   Account Funds; Performance Information for the
                                                                   Separate Account Funds
       5.  General Description of Registrant, Depositor, and
             Portfolio Companies...............................  About Mutual of America and the Separate Account;
                                                                   Underlying Funds Invested in by Our Separate
                                                                   Account; Your Voting Rights for Meetings of the
                                                                   Underlying Funds; Administrative Matters
       6.  Deductions..........................................  Table of Annual Expenses; Charges You Will Pay
       7.  General Description of Variable Annuity Contracts...  Who May Purchase a Contract and Make Contributions;
                                                                   Your Account Balance in the Separate Account
                                                                   Funds; Our General Account
       8.  Annuity Period......................................  You May Obtain an Annuity with Your Account Balance
       9.  Death Benefit.......................................  Our Payment of Account Balance to You or a
                                                                   Beneficiary--Death Benefit Prior to Annuity
                                                                   Commencement Date
      10.  Purchases and Contract Value........................  Who May Purchase a Contract and Make Contributions;
                                                                   Your Account Balance in the Separate Account
                                                                   Funds; Our General Account
      11.  Redemptions.........................................  Your Account Balance in the Separate Account Funds;
                                                                   Our Payment of Account Balance to You or a
                                                                   Beneficiary; How to Contact Us and Give Us
                                                                   Instructions
      12.  Taxes...............................................  Federal Tax Information for Participants
      13.  Legal Proceedings...................................  N/A (see Statement of Additional Information)
      14.  Table of Contents of the Statement of Additional
             Information.......................................  Our Statement of Additional Information


PART B                                                               STATEMENT OF ADDITIONAL INFORMATION CAPTION
                                                                 ----------------------------------------------------
      15.  Cover Page..........................................  Cover Page
      16.  Table of Contents...................................  Table of Contents
      17.  General Information and History.....................  N/A
      18.  Services............................................  N/A
      19.  Purchases of Securities Being Offered...............  Distribution of the Contracts
      20.  Underwriters........................................  Distribution of the Contracts
      21.  Calculation of Performance Data.....................  Yield and Performance Information
      22.  Annuity Payments....................................  N/A
      23.  Financial Statements................................  Financial Statements

PROSPECTUS
--------------------------------------------------------------------------------

                    VARIABLE ACCUMULATION ANNUITY CONTRACTS
                          (TDA, IRA AND FPA CONTRACTS)

                                   Issued By
                    MUTUAL OF AMERICA LIFE INSURANCE COMPANY
                   320 Park Avenue, New York, New York 10022
                                  Through its
                             SEPARATE ACCOUNT NO. 2
   -------------------------------------------------------------------------

THE CONTRACTS--We offer these group and individual variable accumulation annuity contracts (CONTRACTS):

   -   group Tax-Deferred Annuity Contracts (TDA CONTRACTS);


   - Individual Retirement Annuity Contracts (IRA CONTRACTS), including Traditional IRA, Roth IRA,
     SIMPLE IRA and SEP IRA Contracts; and


   -   individual Flexible Premium Deferred Annuity Contracts (FPA
       CONTRACTS).

We no longer offer our group Voluntary Employee Contribution (VEC) Contract, which we describe in Appendix B.

A PARTICIPANT or YOU means an employee under a TDA Contract or a person to whom we have issued an IRA or FPA Contract. A Contract can help you accumulate funds for retirement and other long-term financial needs. You may apply your Account Balance to provide fixed monthly Annuity Payments that begin at a future date.

YOUR CONTRIBUTIONS--You may make Contributions in the amounts and at the frequency you choose (subject to certain minimums), and some of the Contracts permit your employer to make Contributions on your behalf. Under IRA and TDA Contracts, the amount of your Contributions and those of your employer are limited by Federal tax laws.

INVESTMENT ALTERNATIVES FOR YOUR ACCOUNT BALANCE--You may allocate your Account Balance to any of the Funds of Mutual of America Separate Account No. 2 or to our General Account, unless your employer's plan (if any) restricts allocations. You may transfer all or any part of your Account Balance among the Investment Alternatives at any time, without charge. The Separate Account Funds invest in funds or portfolios of mutual funds (the UNDERLYING FUNDS), which currently are:

   - MUTUAL OF AMERICA INVESTMENT CORPORATION: Equity Index, All America, Mid-Cap Equity Index, Aggressive Equity, Composite, Bond, Mid-Term Bond, Short-Term Bond and Money Market Funds;

   - SCUDDER VARIABLE LIFE INVESTMENT FUND: Capital Growth, Bond and International Portfolios;

   -   FIDELITY INVESTMENTS-REGISTERED TRADEMARK- VARIABLE INSURANCE PRODUCTS
       FUNDS: Equity-Income Portfolio of the Variable Insurance Products Fund, and Contrafund and Asset Manager Portfolios of the Variable Insurance Products Fund II;

   -   CALVERT SOCIAL BALANCED PORTFOLIO of Calvert Variable Series, Inc.;
       and

   - AMERICAN CENTURY VP CAPITAL APPRECIATION FUND of American Century Variable Portfolios, Inc.

WE DO NOT GUARANTEE THE INVESTMENT PERFORMANCE OF ANY SEPARATE ACCOUNT FUND. You have the entire investment risk, including the risk of a decline in value, for amounts you allocate to a Separate Account Fund.

We pay a fixed rate of interest on your Account Balance in our General Account, and we change the rate from time to time. This Prospectus describes the Separate Account Fund Investment Alternatives, but there is a brief description of the General Account under "Our General Account".

STATEMENT OF ADDITIONAL INFORMATION--You may obtain at no charge a Statement of Additional Information (an SAI), dated May 1, 1999, about the Contracts and the Separate Account by writing to us at the address at the top of this page or by calling 1-212-224-1600. We have filed the SAI with the Securities and Exchange Commission and incorporate it into this Prospectus by reference. The table of contents for the SAI is at the end of this Prospectus for your review.

PROSPECTUSES--You should read this Prospectus before you purchase a Contract or become a Participant and keep it for future reference. This Prospectus is not valid unless the prospectuses of the Underlying Funds, which you should also read, are attached to it.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

DATED: MAY 1, 1999

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                              Page
                                                                         ---------
TABLE OF ANNUAL EXPENSES...............................................          1
SUMMARY OF INFORMATION IN THIS PROSPECTUS..............................          3
ABOUT MUTUAL OF AMERICA AND THE SEPARATE ACCOUNT.......................          9
UNDERLYING FUNDS INVESTED IN BY OUR SEPARATE ACCOUNT...................         10
CHARGES YOU WILL PAY...................................................         14
    Administrative Charges.............................................         14
    Distribution Expense Charge........................................         14
    Mortality and Expense Risk Charges.................................         15
    Expenses of the Underlying Funds...................................         15
    Premium Taxes......................................................         15
WHO MAY PURCHASE A CONTRACT AND MAKE CONTRIBUTIONS.....................         16
    Purchase of a Contract; Participation..............................         16
    Payment of Contributions...........................................         17
    Allocation of Contributions........................................         19
YOUR ACCOUNT BALANCE IN THE SEPARATE ACCOUNT FUNDS.....................         20
OUR PAYMENT OF ACCOUNT BALANCE TO YOU OR A BENEFICIARY.................         21
    Your Right to Transfer Among Investment Alternatives...............         21
    Your Right to Make Withdrawals, including by Specified Payments....         21
    How to Tell Us an Amount to Transfer or Withdraw...................         22
    Loans under a TDA Contract.........................................         22
    Death Benefit Prior to Annuity Commencement Date...................         23
    Discontinuance or Termination of Contracts or Participation........         24
    When We May Postpone Payments......................................         25
YOU MAY OBTAIN AN ANNUITY WITH YOUR ACCOUNT BALANCE....................         26
    Amount of Annuity Payments.........................................         26
    Annuity Commencement Date..........................................         26
    Available Forms of Annuity.........................................         26
    Death Benefit After Annuity Commencement Date......................         27
    Lump Sum for Small Annuity Payments................................         28
OUR GENERAL ACCOUNT....................................................         28
HOW TO CONTACT US AND GIVE US INSTRUCTIONS.............................         29
ADMINISTRATIVE MATTERS.................................................         30
    Year 2000 Compliance...............................................         30
    Confirmation Statements to Participants............................         30
    Designation of Beneficiary.........................................         30
    Certain Administrative Provisions..................................         31
    Participation in Divisible Surplus.................................         32
FEDERAL TAX INFORMATION FOR PARTICIPANTS...............................         33
YOUR VOTING RIGHTS FOR MEETINGS OF THE UNDERLYING FUNDS................         40
PERFORMANCE INFORMATION FOR THE SEPARATE ACCOUNT FUNDS.................         40
FUNDING AND OTHER CHANGES WE MAY MAKE..................................         41
DEFINITIONS WE USE IN THIS PROSPECTUS..................................         42
OUR STATEMENT OF ADDITIONAL INFORMATION................................         44
APPENDIX A: UNIT VALUE INFORMATION FOR THE SEPARATE ACCOUNT FUNDS......         45
APPENDIX B: VOLUNTARY EMPLOYEE CONTRIBUTION PROGRAM CONTRACTS..........         47


THIS PROSPECTUS IS NOT AN OFFERING IN ANY JURISDICTION WHERE WE MAY NOT LAWFULLY OFFER THE CONTRACTS FOR SALE. WE HAVE NOT AUTHORIZED ANY DEALER, SALESPERSON OR OTHER PERSON TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS ABOUT THE CONTRACTS OTHER THAN THOSE IN THIS PROSPECTUS. IF YOU RECEIVE UNAUTHORIZED INFORMATION OR REPRESENTATIONS, YOU MUST NOT RELY ON THEM IN MAKING ANY PURCHASE DECISION.

                            TABLE OF ANNUAL EXPENSES
--------------------------------------------------------------------------------

      The first part of the table below shows the expenses of the Separate Account Funds during 1998 and the second part shows the expenses of the Underlying Funds during 1998, except that we have estimated the expenses of the Mid-Cap Equity Index Fund because it began operations on May 1, 1999.

                                                   INVESTMENT COMPANY
                                     -----------------------------------------------
                                              ALL AMERICA,
                                               COMPOSITE,
                                                 BOND,        MID-CAP                        FIDELITY
                                                MID-TERM       EQUITY                  ---------------------
                                               BOND, AND     INDEX AND                   VIP
                                     MONEY     SHORT-TERM      EQUITY     AGGRESSIVE   EQUITY-      VIP II
                                     MARKET       BOND         INDEX        EQUITY      INCOME    CONTRAFUND
                                     ------   ------------   ----------   ----------   --------   ----------
PARTICIPANT TRANSACTION EXPENSES
  Sales Load or Deferred Sales
    Load...........................   None        None          None         None        None        None
  Surrender or Exchange Fees.......   None        None          None         None        None        None
ANNUAL CONTRACT FEE(1).............  $  24       $  24         $  24        $  24       $  24       $  24
                                     ------     ------       ----------   ----------   --------   ----------
                                     ------     ------       ----------   ----------   --------   ----------
SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a percentage of average net
    assets)
  Mortality and Expense Risk
    Fees...........................    .50%        .50%          .50%         .50%        .50%        .50%
                                     ------     ------       ----------   ----------   --------   ----------
  Account Fees and Expenses
      Administrative
        Charges (after
        reimbursement)(2)..........    .40%        .40%          .40%         .40%        .30%        .30%
      Distribution Expense
        Charge.....................    .35         .35           .35          .35         .35         .35
                                     ------     ------       ----------   ----------   --------   ----------
    Total Account Fees and
      Expenses.....................    .75         .75           .75          .75         .65         .65
                                     ------     ------       ----------   ----------   --------   ----------
  TOTAL SEPARATE ACCOUNT
    EXPENSES.......................   1.25%       1.25%         1.25%        1.25%       1.15%       1.15%
                                     ------     ------       ----------   ----------   --------   ----------
                                     ------     ------       ----------   ----------   --------   ----------
UNDERLYING FUND ANNUAL EXPENSES
  (as a percentage of average net
    assets)(3)
  Management Fees..................    .25%        .50%         .125%         .85%        .49%        .59%
  Other Expenses (after
    reimbursement)(3)..............   None        None          None         None         .09         .11
                                     ------     ------       ----------   ----------   --------   ----------
  TOTAL UNDERLYING FUND EXPENSES
    (AFTER REIMBURSEMENT)..........    .25%        .50%         .125%         .85%        .58%(4)     .70%(4)
                                     ------     ------       ----------   ----------   --------   ----------
                                     ------     ------       ----------   ----------   --------   ----------


                                                            SCUDDER                  AMERICAN
                                     VIP II    ---------------------------------    CENTURY VP      CALVERT
                                      ASSET    CAPITAL                               CAPITAL        SOCIAL
                                     MANAGER   GROWTH     BOND     INTERNATIONAL   APPRECIATION    BALANCED
                                     -------   -------   -------   -------------   ------------   -----------
PARTICIPANT TRANSACTION EXPENSES
  Sales Load or Deferred Sales
    Load...........................    None      None       None        None           None           None
  Surrender or Exchange Fees.......    None      None       None        None           None           None
ANNUAL CONTRACT FEE(1).............   $  24     $  24     $   24       $  24          $  24          $  24
                                     -------   -------   -------      ------         ------       -----------
                                     -------   -------   -------      ------         ------       -----------
SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a percentage of average net
    assets)
  Mortality and Expense Risk
    Fees...........................     .50%      .50%       .50%        .50%           .50%           .50%
                                     -------   -------   -------      ------         ------       -----------
  Account Fees and Expenses
      Administrative
        Charges (after
        reimbursement)(2)..........     .30%      .40%       .40%        .40%           .20%           .40%
      Distribution Expense
        Charge.....................     .35       .35        .35         .35            .35            .35
                                     -------   -------   -------      ------         ------       -----------
    Total Account Fees and
      Expenses.....................     .65       .75        .75         .75            .55            .75
                                     -------   -------   -------      ------         ------       -----------
  TOTAL SEPARATE ACCOUNT
    EXPENSES.......................    1.15%     1.25%      1.25%       1.25%          1.05%          1.25%
                                     -------   -------   -------      ------         ------       -----------
                                     -------   -------   -------      ------         ------       -----------
UNDERLYING FUND ANNUAL EXPENSES
  (as a percentage of average net
    assets)(3)
  Management Fees..................     .54%      .46%       .47%        .86%          1.00%           .70%
  Other Expenses (after
    reimbursement)(3)..............     .10%      .04        .10         .18           None            .18
                                     -------   -------   -------      ------         ------       -----------
  TOTAL UNDERLYING FUND EXPENSES
    (AFTER REIMBURSEMENT)..........     .64%(4)    .50%      .57%       1.04%          1.00%           .88%(5)
                                     -------   -------   -------      ------         ------       -----------
                                     -------   -------   -------      ------         ------       -----------


--------------------------
(1) You pay a monthly amount of $2.00, or 1/12 of 1.00% of your Account Balance for the month if that amount would be less than $2.00. The above table reflects for each Separate Account Fund the full monthly charge, as though you had allocated the entire Account Balance only to that Fund. An employer under a TDA Contract or a SEP-IRA or SIMPLE IRA Contract may elect to pay your monthly charges, in which case we do not deduct the monthly Participant charge. We waive the monthly charge in some circumstances. SEE "Charges You Will Pay--Administrative Charges".

(2) The investment adviser for the American Century VP Capital Appreciation Fund reimburses us at an annual rate of up to 0.20% for administrative expenses, and the transfer agent and distributor for the Fidelity Portfolios reimburse us at an annual rate of 0.10% for certain services we provide. The administrative expense for the corresponding Separate Account Funds would be 0.40% if the reimbursement arrangements ended. SEE "Charges You Will Pay--Administrative Charges".

(3) The investment adviser for the Investment Company voluntarily limits the expenses of each Investment Company Fund to its investment advisory fee. The investment adviser for the American Century VP Capital Appreciation Fund pays the expenses of that Fund other than the investment advisory fee. The prospectuses of the Underlying Funds, which are attached to this Prospectus, more fully describe the Funds' management fees and other expenses.

(4) A portion of the brokerage commissions that these Portfolios pay was used to reduce their expenses. In addition, the Portfolios have entered into arrangements with their custodian and transfer agent whereby interest earned on uninvested cash balances reduced custodian and transfer agent expenses. Including these reductions, total operating expenses for the VIP Equity-Income Portfolio and the VIP II Contrafund and Asset Manager Portfolios for 1998 would have been 0.57%, 0.66% and 0.63%, respectively.


(5) The Portfolio's total operating expenses have been restated to reflect the elimination of the performance adjustment in its management fees. The restatement includes the addition of 0.01% in expenses to the Portfolio. "Other Expenses" reflects an indirect fee, and the Portfolio's total operating expenses for 1998 after reductions for fees paid indirectly would be 0.86%.

EXAMPLES
--------------------------------------------------------------------------------

The examples below show the expenses that you would pay, assuming a $1,000 investment and a 5% annual rate of return on assets. We do not impose a surrender charge when you make a withdrawal of Account Balance. As a result, the expenses would be the same whether or not you surrender the Account Balance at the end of the applicable time period.


                                                                                   1 YEAR       3 YEARS      5 YEARS     10 YEARS
                                                                                 -----------  -----------  -----------  -----------
EXAMPLE FOR INVESTMENT COMPANY EQUITY INDEX AND MID-CAP EQUITY INDEX FUNDS
  Expenses on a $1,000 investment, assuming a 5% annual return on assets:......   $      15    $      49    $      85    $     194
EXAMPLE FOR INVESTMENT COMPANY ALL AMERICA, BOND, SHORT-TERM BOND, MID-TERM
  BOND AND COMPOSITE FUNDS
  Expenses on a $1,000 investment, assuming a 5% annual return on assets:......   $      19    $      61    $     106    $     242
EXAMPLE FOR INVESTMENT COMPANY AGGRESSIVE EQUITY FUND
  Expenses on a $1,000 investment, assuming a 5% annual return on assets:......   $      23    $      72    $     126    $     287
EXAMPLE FOR INVESTMENT COMPANY MONEY MARKET FUND
  Expenses on a $1,000 investment, assuming a 5% annual return on assets:......   $      17    $      53    $      92    $     210
EXAMPLE FOR SCUDDER CAPITAL GROWTH FUND
  Expenses on a $1,000 investment, assuming a 5% annual return on assets:......   $      19    $      61    $     106    $     242
EXAMPLE FOR SCUDDER BOND FUND
  Expenses on a $1,000 investment, assuming a 5% annual return on assets:......   $      20    $      63    $     110    $     251
EXAMPLE FOR SCUDDER INTERNATIONAL FUND
  Expenses on a $1,000 investment, assuming a 5% annual return on assets:......   $      25    $      78    $     137    $     312
EXAMPLE FOR FIDELITY VIP EQUITY-INCOME FUND
  Expenses on a $1,000 investment, assuming a 5% annual return on assets:......   $      19    $      60    $     105    $     240
EXAMPLE FOR FIDELITY VIP II CONTRAFUND
  Expenses on a $1,000 investment, assuming a 5% annual return on assets:......   $      20    $      64    $     112    $     255
EXAMPLE FOR FIDELITY VIP II ASSET MANAGER FUND
  Expenses on a $1,000 investment, assuming a 5% annual return on assets:......   $      20    $      62    $     109    $     247
EXAMPLE FOR CALVERT SOCIAL BALANCED FUND
  Expenses on a $1,000 investment, assuming a 5% annual return on assets:......   $      23    $      73    $     128    $     291
EXAMPLE FOR AMERICAN CENTURY VP CAPITAL APPRECIATION FUND
  Expenses on a $1,000 investment, assuming a 5% annual return on assets:......   $      22    $      70    $     123    $     281


These examples are to assist you in understanding the various costs and expenses that you will pay, directly or indirectly, under a Contract. The examples reflect the expenses of the Separate Account, as well as those of the Underlying Funds, as they were for the year ended December 31, 1998, except that the expenses of the Mid-Cap Equity Index Fund are estimated because the Fund began operations on May 1, 1999. ACTUAL EXPENSES FOR PERIODS AFTER 1998 MAY BE GREATER OR LESS THAN THE EXPENSES ON WHICH WE BASED THE EXAMPLES.


We assumed a 5% annual rate of return in the examples for illustration purposes. The 5% rate does not represent and is not a guarantee of the Separate Account Funds' past or future investment performance. Each example also assumed an annual contract fee of $1.19 per $1,000 of value in the Separate Account Fund, based on an average Account Balance of $20,154. The expenses shown do not include any premium taxes that may be payable.


ACCUMULATION UNIT VALUES FOR THE SEPARATE ACCOUNT FUNDS
--------------------------------------------------------------------------------

For information about the Accumulation Unit values of each of the Separate Account Funds over a period of time (other than for the Mid-Cap Equity Index Fund, which commenced operations on May 1, 1999), you should see Appendix A to this Prospectus. The Unit values reflect the investment performance and expenses of the Underlying Funds and the charges we assess on the assets of the Separate Account Funds.

                   SUMMARY OF INFORMATION IN THIS PROSPECTUS
--------------------------------------------------------------------------------

The discussion below is a summary of information in the Prospectus. The references in the Summary direct you to particular sections in the Prospectus where you will find more detailed explanations.

CONTRACTS WE OFFER
--------------------------------------------------------------------------------


We offer the group and individual variable accumulation annuity contracts described in this Prospectus to assist with retirement and long-term financial planning by not-for-profit organizations and their employees. REFER TO "WHO MAY PURCHASE A CONTRACT AND MAKE CONTRIBUTIONS--PURCHASE OF A CONTRACT; PARTICIPATION." The three types of contracts are:


1.  TAX DEFERRED ANNUITY CONTRACTS (TDA CONTRACTS).
We issue TDA Contracts to Contractholders that have adopted plans under Section 403(b) of the Code. A Contractholder must be a tax-exempt organization under
Section 501(c)(3) of the Code or an eligible public school or college, or an association that represents a Section 501(c)(3) tax-exempt organization or eligible public school or college or its employees.

You make Contributions under a TDA Contract through a voluntary salary reduction agreement with your employer. Under Section 403(b) of the Code, you may defer recognition of the Contributions you make by salary reduction, within certain limits, for Federal income tax purposes.

2.  INDIVIDUAL RETIREMENT ANNUITY CONTRACTS (IRA CONTRACTS).
Individuals who work (or formerly worked) for not-for-profit organizations and their immediate family members may purchase IRA Contracts as a retirement arrangement that qualifies for favorable Federal income tax treatment under the Code. A married individual who is not a wage earner may purchase an IRA Contract (a spousal IRA), and the individual's spouse (if a wage earner) may make Contributions on behalf of the non-wage earning spouse. Individuals who have adjusted gross income for Federal income tax purposes below certain levels are eligible to purchase Roth IRAs.


An individual may purchase an IRA Contract directly from us, and must designate whether the Contract is a Traditional IRA or a Roth IRA. An employee may purchase a SEP IRA Contract under a Simplified Employee Pension (SEP) or may purchase a SIMPLE IRA Contract under a Savings Incentive Match Plan for Employees (SIMPLE), if the individual's employer has established one of those plans.


For Federal income tax purposes:


   - You may be able to deduct Contributions under a Traditional IRA Contract or SEP IRA Contract, but there are limits on the amount that you may deduct and restrictions on who may deduct IRA contributions. REFER TO "FEDERAL TAX INFORMATION FOR PARTICIPANTS--TRADITIONAL IRA AND SEP IRA CONTRACTS--DEDUCTION OF CONTRIBUTIONS FROM GROSS INCOME".


   - You may not deduct Contributions under a Roth IRA for Federal income tax purposes.

   - You may exclude Contributions to a SIMPLE IRA from gross income for Federal income tax purposes, within certain limits.

You do not pay Federal income tax on the earnings from Contributions to an IRA Contract, other than a Roth IRA, until you begin receiving Annuity Payments or otherwise withdraw all or a portion of your Account Balance. Under a Roth IRA, you may withdraw earnings tax-free if the Roth IRA Contract is at least five years old and you are 59 1/2 years old or older, or in certain other circumstances. REFER TO "FEDERAL TAX INFORMATION FOR PARTICIPANTS".

3.  FLEXIBLE PREMIUM ANNUITY CONTRACTS (FPA CONTRACT).
Individuals who work (or formerly worked) for not-for-profit organizations, their spouses and immediate family members may purchase FPA Contracts to accumulate assets for retirement. If you are an individual (not a corporation, for example), you make Contributions to an FPA Contract with "after-tax" dollars. In other words, you may not deduct or exclude the amount of the Contributions from your income for Federal income tax purposes. If you are an individual, you do not pay Federal taxes on the earnings on Contributions to an FPA Contract until you begin to receive Annuity Payments or otherwise withdraw all or a portion of your Account Balance, in most circumstances. REFER TO "FEDERAL TAX INFORMATION FOR PARTICIPANTS".

An employer may purchase FPA Contracts to serve as a depository for the employer's deferred compensation obligations to employees (if the applicable state insurance department has approved this use of our Contract). There is no deferral of Federal income taxation of the earnings on Contributions for employers who purchase FPA Contracts for deferred compensation obligations or for other Contractholders who are not individuals. REFER TO "FEDERAL TAX INFORMATION FOR PARTICIPANTS".

CONTRIBUTIONS DURING THE ACCUMULATION PERIOD
--------------------------------------------------------------------------------

You may make Contributions at whatever times you select, but the timing will be based on your payroll period if you make Contributions under a salary reduction or payroll deduction agreement with your employer. The Code limits the amount of Contributions to an IRA or TDA Contract, as described below.

MINIMUM REQUIRED. We from time to time will establish the minimum Contribution that you may make under the Contracts. Currently, the minimum Contribution is $10, except that there is no minimum for employer contributions under SEP IRAs or for employer or Participant Contributions under SIMPLE IRAs. Your Plan may require that your Contributions under a TDA Contract total $200 or more each year.

WHO MAY MAKE CONTRIBUTIONS. The persons who may make Contributions, and the manner in which Contributions should be sent to us, are as follows.

   - Under an FPA Contract or under an IRA Contract other than a SIMPLE IRA, you may make Contributions directly to us.


   - Under an FPA Contract or Traditional IRA Contract, you may make Contributions through a payroll deduction agreement with your employer.


   - Under a TDA Contract or SIMPLE IRA Contract, you may make Contributions only by salary reduction agreement with your employer.

   - For both SEP IRAs and SIMPLE IRAs, the employer also may contribute amounts on your behalf, within the limits established by the Code.

   - Under a SIMPLE IRA, an employer must match certain Contributions by an employee or make a Contribution for each employee who is eligible to contribute under the SIMPLE.

We must receive each Contribution for you at our home office, along with sufficient information to identify the person for whom the Contribution is made, before we can credit the Contribution to your Account Balance. If an employer sends us Contributions, we will apply the Contributions when we receive the amounts at our home office or receive them by wire transfer of Federal funds into our designated bank account. REFER TO "WHO MAY PURCHASE A CONTRACT AND MAKE CONTRIBUTIONS--PAYMENT OF CONTRIBUTIONS" AND "FEDERAL TAX INFORMATION FOR PARTICIPANTS".

TDA CONTRACT--LIMITS ON AMOUNTS. The maximum annual Contributions under TDA Contracts are those amounts the Code permits for Plans. REFER TO "WHO MAY PURCHASE A CONTRACT AND MAKE CONTRIBUTIONS-- PAYMENT OF CONTRIBUTIONS" AND "FEDERAL TAX INFORMATION FOR PARTICIPANTS".


IRA CONTRACT--LIMITS ON AMOUNTS. The aggregate amount that you may contribute to a Traditional IRA, SEP IRA and/or Roth IRA Contract is $2,000 per tax year, or 100% of your compensation for the year if your compensation is less than $2,000. You may contribute up to an additional $2,000 to a spousal IRA, minus any contribution your spouse makes to the spousal IRA. For Roth IRAs, the $2,000 contribution amount is reduced or eliminated for Participants at certain Federal adjusted gross income levels. Under a SIMPLE IRA, you may contribute up to $6,000 per year through a salary reduction agreement with the employer. You also may make Contributions by "rollover" to certain IRA Contracts. REFER TO "WHO MAY PURCHASE A CONTRACT AND MAKE CONTRIBUTIONS--PAYMENT OF CONTRIBUTIONS" AND "FEDERAL TAX INFORMATION FOR PARTICIPANTS".


If you have reached the age of 70 1/2, you may no longer make Contributions (except by rollover from another IRA contract or eligible employer retirement plan) to a Traditional IRA or SEP IRA Contract. There is no Participant age limit for Contributions under a Roth IRA or a SIMPLE IRA, or for employer contributions to a SEP IRA.


FPA CONTRACT--LIMITS ON AMOUNTS. There is no limit on the amount of Contributions that you may make to an FPA Contract if you are an individual.

INVESTMENT ALTERNATIVES FOR YOUR ACCOUNT BALANCE
--------------------------------------------------------------------------------

You may allocate Contributions among the General Account and one or more of the Separate Account Funds (unless your Plan restricts use of any Alternative). You may change your allocation instructions at any time for future Contributions.

THE GENERAL ACCOUNT. We pay interest on the portion of your Account Balance you allocate to our General Account, at an effective annual rate of at least 3%. In our discretion, we change the current rate of interest from time to time. We have the full investment risk for amounts you allocate to the General Account. We sometimes refer to the General Account Investment Alternative as the Interest Accumulation Account.

This Prospectus serves as a disclosure document for the Separate Account Investment Alternatives under the Contracts. You may refer to "Our General Account" for a brief description of the General Account.


THE SEPARATE ACCOUNT. The Separate Account has Funds, or sub-accounts. The name of each Fund corresponds to the name of its Underlying Fund. When you allocate Contributions or transfer Account Balance to a Separate Account Fund, the Fund purchases shares in its Underlying Fund. A Separate Account Fund is called a "variable option", because you have the investment risk that your Account Balance in the Fund will increase or decrease based on the investment performance of the Underlying Fund. The Mid-Cap Equity Index Fund will be available to you following approval by your State's insurance department.


UNDERLYING FUNDS INVESTED IN BY THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

The Separate Account Funds currently invest in seventeen Underlying Funds, which have different investment objectives, investment policies and risks. You should refer to "Underlying Funds Invested in by Our Separate Account" for more information about the Underlying Funds' investment objectives, and to the prospectuses of the Underlying Funds that are attached to this Prospectus.

CHARGES UNDER THE CONTRACTS
--------------------------------------------------------------------------------

We deduct several charges from the net assets of each Separate Account Fund. REFER TO "CHARGES YOU WILL PAY". The charges include:

   - an administrative expense charge at an annual rate of 0.40% (except that currently the annual rate for the American Century VP Capital Appreciation Fund is 0.20% and the annual rate for the Funds that invest in the Fidelity Portfolios is 0.30%);

   - a charge at an annual rate of 0.35% for expenses related to the distribution of the Contracts; and

   - a charge at an annual rate of 0.50% for assuming certain mortality and expense risks under the Contracts.

We also deduct from your Account Balance a monthly administrative expense charge. The charge is $2.00 if you have an Account Balance of $2,400 or more during the month, or 1/12 of 1% of the Account Balance (which will be less than $2.00) if your Account Balance is less than $2,400 in any month. Under a TDA Contract, if your employer uses our Hotline system we waive this charge each month your Employer's total Contract assets are $5 million or more or there are at least 500 Participants. REFER TO "CHARGES YOU WILL PAY--ADMINISTRATIVE CHARGES".

RESERVATION OF RIGHTS. We reserve the right to increase or decrease the administrative expense charge, the monthly administrative charge and the expense risk charge within the limits imposed under the Contracts, and the right to deduct from Contributions any applicable State premium taxes. State insurance provisions or federal securities laws may limit the amount of any additional charges that we may impose.

EXPENSES OF THE UNDERLYING FUNDS. A Separate Account Fund's value is based on the shares it owns of the Underlying Fund. As a result, the investment management fees and other expenses the Underlying Funds pay will impact the value of the Separate Account Funds. You should refer to the attached prospectuses of the Underlying Funds for a complete description of their expenses and deductions from net assets.

ACCESS TO YOUR ACCOUNT BALANCE BY TRANSFERS, WITHDRAWALS OR LOANS
--------------------------------------------------------------------------------

During the Accumulation Period, you may transfer all or a portion of your Account Balance among the Investment Alternatives. If you have an outstanding loan under a TDA Contract, your Account Balance in the General Account after a transfer must be at least equal to the loan collateral amount. REFER TO "OUR PAYMENT OF ACCOUNT BALANCE TO YOU OR A BENEFICIARY--YOUR RIGHT TO TRANSFER AMONG INVESTMENT ALTERNATIVES".

During the Accumulation Period, you may withdraw all or a portion of your Account Balance under all Contracts except TDA Contracts. A TDA Participant generally may not withdraw Account Balance until the Participant has reached the age of 59 1/2, under restrictions in the Code and the TDA Contract. We may take up to seven days following receipt of your withdrawal request to process the request and mail a check to you. REFER TO "OUR PAYMENT OF ACCOUNT BALANCE TO YOU OR A BENEFICIARY--YOUR RIGHT TO MAKE WITHDRAWALS, INCLUDING BY SPECIFIED PAYMENTS".

You may have taxable income upon any withdrawal of your Account Balance, except in the case of certain withdrawals from Roth IRA Contracts. You will be taxed at ordinary income tax rates on the amount withdrawn, except for the portion of the withdrawal that is considered to be a return of your after-tax Contributions (if any). The taxable portion of withdrawals, and in certain cases the nontaxable portion of withdrawals from Roth IRAs, may be subject to a 10% tax penalty, or 25% for SIMPLE IRAs in limited cases. The tax penalty is not due if you have reached the age of 59 1/2, are disabled or in certain other circumstances (including special rules for IRA Contracts). REFER TO "FEDERAL TAX INFORMATION FOR PARTICIPANTS".

The Code imposes minimum distribution requirements for IRA Contracts, other than Roth IRAs, and for TDA Contracts when you reach a certain age or in some other circumstances. You may be required to make partial withdrawals of Account Balance, or may choose to begin receiving Annuity Payments, to meet the minimum distribution requirements.

We currently do not assess a charge for transfers or withdrawals under the Contracts. We reserve the right, however, to impose a charge for transfers or withdrawals in the future.

We make available a loan option under TDA Contracts. If you have a loan under a TDA Contract, we restrict your transfers or withdrawals from the General Account of the loan collateral amount.

OUR SPECIFIED PAYMENTS OPTION. You may instruct us to withdraw a certain amount (at least $100) each month from the Investment Alternatives you name. Under an FPA or IRA Contract, you must be age 59 1/2 or older to elect this Option. Under a TDA Contract, to elect this Option you must either have reached age 59 1/2 or terminated employment with the Plan sponsor after reaching age 55.

HOW TO MAKE ALLOCATION CHANGES, TRANSFERS AND WITHDRAWALS
--------------------------------------------------------------------------------

IN WRITING. You may give instructions in writing on our forms to change your allocations among Investment Alternatives for future Contributions, to transfer your Account Balance among Investment Alternatives or to make any withdrawals of Account Balance. If you are married and under a TDA Plan, you may need the written consent of your Eligible Spouse for any withdrawal. REFER TO "HOW TO CONTACT US AND GIVE US INSTRUCTIONS".

BY TELEPHONE. Using a Personal Identification Number (PIN) we have assigned, you may call us at 1-800-468-3785. If you are a TDA Participant, you should make withdrawal requests to our Regional Office that services your Plan, and you may not make withdrawals by telephone. You may not request rollover of an IRA Contract by telephone. REFER TO "HOW TO CONTACT US AND GIVE US INSTRUCTIONS".


OUR HOME OFFICE, PROCESSING CENTER AND REGIONAL OFFICES. Our home office address is 320 Park Avenue, New York, New York 10022. The address for our Financial Transaction Processing Center, where you may send requests for allocation changes or transfers among Investment Alternatives, is 1150 Broken Sound Parkway NW, Boca Raton, FL 33487. You may check the address for the Regional Office that provides other services for your Contract by calling 1-800-468-3785 or by visiting our Website at www.mutualofamerica.com.



CONFIRMATION STATEMENTS. We will send you confirmation statements (which may be part of your quarterly statements) for your allocation changes and for your Contributions, transfers of Account Balance and withdrawals of Account Balance. You must promptly notify us of any error in a confirmation statement or you will give up your right to have us correct the error. REFER TO "ADMINISTRATIVE MATTERS--CONFIRMATION STATEMENTS TO PARTICIPANTS".


DEATH BENEFITS DURING THE ACCUMULATION PERIOD
--------------------------------------------------------------------------------

If you were to die before the Annuity Commencement Date, we will pay a death benefit to your Beneficiary. Under an FPA Contract when you are not the Annuitant, we will pay the death benefit upon the first to occur of your death and the Annuitant's death.

The death benefit amount will be your Account Balance as of the date we receive proof of your death (or the death of the Annuitant, if different) and the election of the Beneficiary(ies) telling us how we should pay the death benefit. The Beneficiary selects the form of death benefit, which may be a lump sum, a form of annuity or fixed payments. Under an FPA or IRA Contract, if your Eligible Spouse is the Beneficiary and the death benefit is due upon your death, your surviving spouse may be able to continue the Contract instead of receiving a death benefit. REFER TO "OUR PAYMENT OF ACCOUNT BALANCE TO YOU OR A BENEFICIARY--DEATH BENEFIT PRIOR TO ANNUITY COMMENCEMENT DATE".

ANNUITANTS AND BENEFICIARIES
--------------------------------------------------------------------------------

Under a TDA Contract or IRA Contract, you must be the Annuitant. Under an FPA Contract, you may be the Annuitant or may name another person as the Annuitant, and you may not change the Annuitant once you have named the Annuitant. When a Beneficiary elects to receive a death benefit due in the form of an annuity, the Beneficiary may be the Annuitant or may name another person as the Annuitant. You or a Beneficiary also may name a joint Annuitant.


You may designate a Beneficiary or Beneficiaries to receive any death benefit due during the Accumulation Period or to receive any remaining payments (or their commuted value) due during the Annuity Period. You may change the Beneficiary by giving us written notice on a form we provide. A TDA Plan may provide that if you have an Eligible Spouse, your Eligible Spouse will be the Beneficiary unless the spouse has consented in writing to the designation of another Beneficiary. REFER TO "ADMINISTRATIVE MATTERS--DESIGNATION OF BENEFICIARY".

ANNUITY COMMENCEMENT DATE AND AMOUNT OF MONTHLY ANNUITY PAYMENT
--------------------------------------------------------------------------------


Under IRA and TDA Contracts, the Annuity Commencement Date must be after you have reached the age of 55. Annuity Payments will be fixed at the same amount every month and will be based on your Account Balance at the Annuity Commencement Date and the form of annuity you select. Each Contract contains tables of annuity purchase rates. We guarantee that the monthly amount of the Annuity Payment, for the form of annuity you select, will never be less favorable than the guaranteed rate in the Contract. REFER TO "YOU MAY OBTAIN AN ANNUITY WITH YOUR ACCOUNT BALANCE". You may choose to make withdrawals of your Account Balance, instead of electing to receive Annuity Payments.


FORMS OF ANNUITY AVAILABLE. We offer several forms of annuity, some of which have guaranteed minimum time periods for payments. If an Annuitant (and contingent Annuitant if a joint and survivor annuity) dies before the minimum period has ended, the Beneficiary will receive the remaining Annuity Payments due. A life annuity protects an Annuitant from outliving the time period for receiving monthly payments, because the payments continue for the life of the Annuitant.

You may select the annuity form when you designate the Annuity Commencement Date. A TDA Plan may require that if you are married, you will receive a joint and survivor annuity with your Eligible Spouse, unless the Eligible Spouse consents in writing to another form of annuity. REFER TO "YOU MAY OBTAIN AN ANNUITY WITH YOUR ACCOUNT BALANCE--AVAILABLE FORMS OF ANNUITY".

CANCELLATION RIGHT
--------------------------------------------------------------------------------

You may surrender for cancellation an IRA or FPA Contract or a TDA Certificate within ten days after you have received it (or within a longer period if your State requires it). We will refund all Contributions you allocated to the General Account, plus the value on the surrender date of your Account Balance allocated to the Separate Account, unless your State requires that all Contributions to the Separate Account be refunded.

                ABOUT MUTUAL OF AMERICA AND THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------


We are a mutual life insurance company organized under the laws of the State of New York. We are authorized to transact business in 50 states and the District of Columbia. Our home office address is 320 Park Avenue, New York, New York 10022. The Insurance Company was incorporated in 1945 as a nonprofit retirement association to provide retirement and other benefits for non-profit organizations and their employees in the health and welfare field. In 1978 we reorganized as a mutual life insurance company.



We provide group and individual annuities and related services for the pension, retirement, and long-range savings needs of non-profit, social welfare, charitable, religious, educational and government organizations and their employees. We invest the assets we derive from our business as permitted under applicable state law. As of December 31, 1998, we had total assets, on a consolidated basis, of approximately $10.1 billion. We are registered as a broker-dealer under the Securities Exchange Act of 1934, and also are registered as an investment adviser under the Investment Advisers Act of 1940.



Our operations as a life insurance company are reviewed periodically by various independent rating agencies. These agencies, such as A.M. Best Company, Standard & Poor's Insurance Rating Service and Duff & Phelps Credit Rating Company, publish their ratings. From time to time we reprint and distribute the rating reports in whole or in part, or summaries of them, to the public. The ratings concern our operation as a life insurance company and do not imply any guarantees of performance of the Separate Account.


OUR SEPARATE ACCOUNT
--------------------------------------------------------------------------------

We established the Separate Account under a resolution adopted by our Board of Directors on September 22, 1983. The Separate Account is registered with the Securities and Exchange Commission (COMMISSION) as a unit investment trust under the Investment Company Act of 1940 (1940 ACT). The Commission does not supervise the management or investment practices or policies of the Separate Account or Mutual of America. The 1940 Act, however, does regulate certain actions by the Separate Account.

We divide the Separate Account into distinct Funds. Each Fund invests its assets in an Underlying Fund, and the name of each Separate Account Fund reflects the name of the corresponding Underlying Fund.

The assets of the Separate Account are our property. The Separate Account assets attributable to Participants' Account Balances and any other annuity contracts funded through the Separate Account cannot be charged with liabilities from other businesses that we conduct. The income, capital gains and capital losses of each Fund of the Separate Account are credited to, or charged against, the net assets held in that Fund. We separately determine each Fund's net assets, without regard to the income, capital gains and capital losses from any of the other Funds of the Separate Account or from any other business that we conduct.

The Separate Account and Mutual of America are subject to supervision and regulation by the Superintendent of Insurance of the State of New York, and by the insurance regulatory authorities of each State.

OTHER VARIABLE ANNUITY CONTRACTS WE ISSUE
--------------------------------------------------------------------------------

In addition to the Contracts described in this Prospectus, we offer other individual and group variable annuity contracts, some of which are not described in this Prospectus but which also participate in the Separate Account.

              UNDERLYING FUNDS INVESTED IN BY OUR SEPARATE ACCOUNT
--------------------------------------------------------------------------------

Below are summaries of the Underlying Funds' investment objectives and certain investment policies. The Underlying Funds sell their shares to the separate accounts of insurance companies and do not offer them for sale to the general public.

You will find more detailed information about the Underlying Funds in their current prospectuses, which are attached to this Prospectus. You should read each prospectus for a complete evaluation of the Underlying Funds, their investment objectives, principal investment strategies and the risks related to those strategies.

EQUITY INDEX FUND OF THE INVESTMENT COMPANY
--------------------------------------------------------------------------------


The investment objective of the Equity Index Fund is to provide investment results that correspond to the performance of the Standard & Poor's Composite Index of 500 Stocks (the S&P 500 INDEX-REGISTERED TRADEMARK-).* The Fund invests primarily in common stocks that are included in the S&P 500 Index.


ALL AMERICA FUND OF THE INVESTMENT COMPANY
--------------------------------------------------------------------------------


The investment objective of the All America Fund is to outperform the S&P 500 Index by investing in a diversified portfolio of primarily common stocks.



The Fund invests approximately 60% of its assets (the INDEXED ASSETS) to provide investment results that correspond to the performance of the S&P 500 Index. The Fund invests the remaining approximately 40% of its assets (the ACTIVE ASSETS) to seek to achieve a high level of total return, through both appreciation of capital and, to a lesser extent, current income, by means of a diversified portfolio of primarily common stocks with a broad exposure to the market.


MID-CAP EQUITY INDEX FUND OF THE INVESTMENT COMPANY
--------------------------------------------------------------------------------


The investment objective of the Mid-Cap Equity Index Fund is to provide investment results that correspond to the performance of the S&P MidCap 400 Index-Registered Trademark-.* The Fund invests primarily in common stocks that are included in the S&P MidCap 400 Index.


AGGRESSIVE EQUITY FUND OF THE INVESTMENT COMPANY
--------------------------------------------------------------------------------


The investment objective of the Aggressive Equity Fund is capital appreciation, by investing approximately 50% of its assets in companies believed to possess above-average growth potential and approximately 50% of its assets in companies believed to possess valuable assets or whose securities are undervalued in the marketplace in relation to factors such as the company's assets, earnings or growth potential. In utilizing the investment styles of growth and value stock selection, the Adviser anticipates that the percentage of the Fund's assets in either category will range between 40% and 60%.


COMPOSITE FUND OF THE INVESTMENT COMPANY
--------------------------------------------------------------------------------


The investment objective of the Composite Fund is to achieve as high a total rate of return, through both appreciation of capital and current income, as is consistent with prudent investment risk by means of a diversified portfolio of publicly-traded common stocks, debt securities and money market instruments. The Fund seeks to achieve long-term growth of its capital and increasing income by investments in

------------------------


* Standard & Poor's, S&P, S&P 500 and S&P MidCap 400 are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Investment Company. Standard & Poor's does not sponsor, endorse, sell or promote the Equity Index Fund, All America Fund or Mid-Cap Equity Index Fund. It has no obligation or liability for the sale or operation of the Funds and makes no representations as to the advisability of investing in the Funds.

common stock and other equity-type securities, and a high level of current income through investments in publicly-traded debt securities and money market instruments.

BOND FUND OF THE INVESTMENT COMPANY
--------------------------------------------------------------------------------

The primary investment objective of the Bond Fund is to provide as high a level of current income over time as is believed to be consistent with prudent investment risk. A secondary objective is preservation of capital.


The Bond Fund seeks to achieve its objective by investing primarily in investment grade, publicly-traded debt securities, such as bonds, U.S. Government and agency securities, including mortgage-backed securities, and zero coupon securities.


MID-TERM BOND FUND OF THE INVESTMENT COMPANY
--------------------------------------------------------------------------------


The primary investment objective of the Mid-Term Bond Fund is to provide as high a level of current income over time as is believed to be consistent with prudent investment risk. A secondary objective is preservation of capital. The average maturity of the Fund's securities holdings will be between three and seven years.



The Mid-Term Bond Fund seeks to achieve its objective by investing primarily in investment grade, publicly-traded debt securities, such as bonds, U.S. Government and agency securities, including mortgage-backed securities, and zero coupon securities.


SHORT-TERM BOND FUND OF THE INVESTMENT COMPANY
--------------------------------------------------------------------------------


The primary investment objective of the Short-Term Bond Fund is to provide as high a level of current income over time as is believed to be consistent with prudent investment risk. A secondary objective is preservation of capital. The average maturity of the Fund's securities holdings will be between one and three years.



The Short-Term Bond Fund seeks to achieve its objective by investing primarily in investment grade, publicly-traded debt securities, such as bonds, U.S. Government and agency securities, including mortgage-backed securities, and in money market instruments.


MONEY MARKET FUND OF THE INVESTMENT COMPANY
--------------------------------------------------------------------------------

The investment objective of the Money Market Fund is the realization of high current income to the extent consistent with the maintenance of liquidity, investment quality and stability of capital.

The Money Market Fund invests only in money market instruments and other short-term securities. Neither the Federal Deposit Insurance Corporation nor any other U.S. Government agency insures or guarantees the Separate Account's investments in shares of the Money Market Fund.

SCUDDER CAPITAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

The investment objective of Scudder Capital Growth Portfolio is to maximize long-term capital growth through a broad and flexible investment program.

The Portfolio invests in marketable securities, principally common stocks and, consistent with its objective of long-term capital growth, preferred stocks. The Portfolio may invest up to 25% of its assets in short-term debt instruments, depending on market and economic conditions.

SCUDDER BOND PORTFOLIO
--------------------------------------------------------------------------------

The investment objective of the Scudder Bond Portfolio is to invest for a high level of income consistent with a high quality portfolio of debt securities.

To attempt to achieve its objective, the Portfolio invests principally in investment grade bonds, including those issued by the U.S. Government and its agencies and by corporations, and other notes and bonds paying high current income. The Portfolio may invest up to 20% of its assets in non-investment grade debt securities.

SCUDDER INTERNATIONAL PORTFOLIO
--------------------------------------------------------------------------------

The investment objective of the Scudder International Portfolio is long-term growth of capital primarily through diversified holdings of marketable foreign equity investments.

The Portfolio invests primarily in equity securities of established companies that do business primarily outside the United States and that are listed on foreign exchanges. In the event of exceptional conditions abroad, the Portfolio may temporarily invest all or a portion of its assets in Canadian or U.S. Government obligations or currencies, or securities of companies incorporated in and having their principal activities in Canada or the United States.

FIDELITY VIP EQUITY-INCOME PORTFOLIO
--------------------------------------------------------------------------------

The investment objective of the Equity-Income Portfolio is reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Portfolio also considers the potential for capital appreciation. The Portfolio's goal is to achieve a yield that exceeds the composite yield on the securities comprising the S&P 500 Index.

FIDELITY VIP II CONTRAFUND PORTFOLIO
--------------------------------------------------------------------------------


The investment objective of the Contrafund Portfolio is capital appreciation. It seeks to increase the value of an investment in the Portfolio over the long term by investing in securities of companies whose value its adviser believes is not fully recognized by the public. These securities may be issued by domestic or foreign companies and many may not be well known. The Portfolio normally invests primarily in common stocks.


FIDELITY VIP II ASSET MANAGER PORTFOLIO
--------------------------------------------------------------------------------


The investment objective of the Asset Manager Portfolio is high total return with reduced risk over the long term by allocating its assets among domestic and foreign stocks, bonds and short-term and money market instruments.


The Portfolio's adviser normally allocates the Portfolio's assets among the three asset classes within the following investment parameters: 0-50% in short-term/money market instruments; 20-60% in bonds; and 30-70% in stocks. The expected "neutral mix", which the Portfolio's adviser would expect over the long term, is 10% in short-term/money market instruments, 40% in bonds and 50% in stocks.

CALVERT SOCIAL BALANCED PORTFOLIO
--------------------------------------------------------------------------------


The investment objective of Calvert Social Balanced Portfolio is to achieve a competitive total return through an actively managed non-diversified portfolio of stocks, bonds and money market instruments that offer income and capital growth opportunity and satisfy the social concern criteria established for the Portfolio.


AMERICAN CENTURY VP CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------


The investment objective of the American Century VP Capital Appreciation Fund is capital growth by investing primarily in common stocks that meet certain fundamental and technical standards of selection and have, in the opinion of the Fund's manager, better-than-average prospects for appreciation.

INVESTMENT ADVISERS FOR THE UNDERLYING FUNDS
--------------------------------------------------------------------------------

MUTUAL OF AMERICA INVESTMENT CORPORATION: The Investment Company receives investment advice from Mutual of America Capital Management Corporation (the ADVISER), an indirect wholly-owned subsidiary of Mutual of America. For the Active Assets of the All America Fund, the Adviser has entered into subadvisory agreements with Palley-Needelman Asset Management, Inc., Oak Associates, Ltd. and Fred Alger Management, Inc. Each of these subadvisers provides investment advice for approximately 10% of the net assets of the All America Fund.

SCUDDER VARIABLE LIFE INVESTMENT FUND: The Scudder Capital Growth, Bond and International Portfolios receive investment advice from Scudder Kemper Investments, Inc.

FIDELITY PORTFOLIOS: The Equity-Income Portfolio, Contrafund Portfolio and Asset Manager Portfolio receive investment advice from Fidelity Management & Research Company.

CALVERT SOCIAL BALANCED PORTFOLIO: The Portfolio receives investment advice from Calvert Asset Management Company, Inc., which has entered into a subadvisory agreement with NCM Capital Management Group, Inc. for the equity portion of the Portfolio.

AMERICAN CENTURY VP CAPITAL APPRECIATION FUND: The Fund receives investment advice from American Century Investment Management, Inc.


SHARED AND MIXED FUND ARRANGEMENTS. Shares of the Fidelity Portfolios, the Scudder Portfolios, the American Century VP Capital Appreciation Fund and the Calvert Social Balanced Portfolio (together, the SHARED FUNDS) currently are available to the separate accounts of a number of insurance companies. Shares of Mutual of America Investment Corporation and shares of certain of the Shared Funds (together, the MIXED FUNDS) currently are available to separate accounts for both variable annuity and variable life insurance products.



The Board of Directors (or Trustees) of each Shared and Mixed Fund is responsible for monitoring that Fund for the existence of any material irreconcilable conflict between the interests of participants in all separate accounts that invest in the Fund. The Board must determine what action, if any, the Fund should take in response to an irreconcilable conflict. If we believe that a response does not sufficiently protect our Contractholders or Participants, we will take appropriate action, and we may modify or reduce the Investment Alternatives available to you.

                              CHARGES YOU WILL PAY
--------------------------------------------------------------------------------

ADMINISTRATIVE CHARGES
--------------------------------------------------------------------------------


We perform all administrative functions in connection with the Contracts, including receiving and allocating Contributions, making Annuity Payments as they become due, and preparing and filing all reports that the Separate Account is required to file. The expenses we incur for administrative functions include, but are not limited to, items such as state or other taxes, salaries, rent, postage, telephone, travel, office equipment, costs of outside legal, actuarial, accounting and other professional services, and costs associated with determining the unit values of the Separate Account Funds.


We may increase or decrease the daily and monthly administrative charges described below, subject to any limitations in the Contract or a Plan. The aggregate fees and charges we impose under the Contracts must be reasonable in relation to the services we provide, the expenses we expect to incur, and the risks we have assumed.

SEPARATE ACCOUNT CHARGE. We deduct, on each Valuation Day, from the value of the net assets in each Fund of the Separate Account a charge for administrative expenses at an annual rate of 0.40%, except that we reduce the administrative charge to the extent we receive a reimbursement for administrative expenses.

   - For the Separate Account Fund that invests in the American Century VP Capital Appreciation Fund, the annual rate currently is 0.20%, because the adviser for the American Century VP Capital Appreciation Fund reimburses us at an annual rate of up to 0.20% for administrative expenses.

   - For the Funds that invest in the Fidelity Portfolios, the annual rate currently is 0.30%, because the transfer agent and distributor for the Fidelity Portfolios reimburse us at an aggregate annual rate of 0.10% for administrative expenses.


PARTICIPANT CHARGE. We make an additional deduction for administrative expenses each month from each Participant's Account Balance, except that under a TDA Contract, the employer may elect to pay this charge on behalf of its Participants. The charge is $2.00 per month, except that we will reduce the charge to 1/12 of 1.00% if your Account Balance for the month is less than $2,400.


We waive the charge under a TDA Contract for any month if:

   - You are paying the monthly charge under another TDA Contract or a 403(b) Thrift Contract with us; or

   - Your employer uses our Hotline system and during that month the employer's Contract assets were at least $5 million or there were at least 500 active Participants under the Contract.

We deduct the monthly charge from your Account Balance allocated to the General Account, if any. If you do not have any Account Balance in the General Account, we will deduct the charge from your Account Balance allocated to one or more of the Separate Account Funds, in a prescribed order we have established. (SEE the Statement of Additional Information for the order of the Funds.)

DISTRIBUTION EXPENSE CHARGE
--------------------------------------------------------------------------------

As principal underwriter, we perform all distribution and sales functions and bear all distribution and sales expenses relative to the Contracts. These expenses include the payment of that portion of the salaries of our registered representatives attributable to the sale and distribution of Contracts, as well as expenses for preparation of sales literature and other promotional activities.

We deduct, on each Valuation Day, from the net assets in each Fund of the Separate Account a charge at an annual rate of 0.35% to cover anticipated distribution expenses.

MORTALITY AND EXPENSE RISK CHARGES
--------------------------------------------------------------------------------

We bear certain mortality and expense risks under the Contracts. The mortality risk we assume arises from our guarantee to make Annuity Payments in accordance with the annuity tables provided in a Contract, regardless of how long an Annuitant lives and regardless of any improvement in life expectancy generally. Our mortality risk is that Annuitants as a class will live longer than we had estimated actuarially, and as a result we make Annuity Payments for longer than we had anticipated. Our assumption of this risk relieves Participants (Annuitants) of the risk that they will outlive the funds that they have accumulated for their retirement.

We assume certain expense risks under the Contracts. The expense risks we assume arise from our guarantees in the Contracts to make Annuity Payments in accordance with annuity tables in the Contracts. We have estimated expenses we expect to incur over the lengthy period that we may make Annuity Payments. We assume the risk that expenses will be higher than we estimated.

On each Valuation Day, for assuming the mortality risks we make a deduction at an annual rate of 0.35% of the net assets in each Fund and for assuming the expense risks we make a deduction at an annual rate of 0.15% of the net assets in each Fund. We guarantee that we will not increase the mortality risk charge during the life of a Contract, and we have the right to increase the expense risk charge, subject to any limitations in a Plan or the Contract.

EXPENSES OF THE UNDERLYING FUNDS
--------------------------------------------------------------------------------

Participants and the Separate Account Funds do not directly pay the advisory fees and other expenses of the Underlying Funds. These fees and expenses are deducted by the Underlying Funds and will impact the value of the shares the Separate Account Funds own.

You should refer to "Table of Annual Expenses" in this Prospectus, which shows the expenses of the Underlying Funds for the most recent calendar year. The prospectuses of the Underlying Funds, which are attached to this Prospectus, contain a complete description of the Underlying Funds' fees and expenses.


PREMIUM TAXES

--------------------------------------------------------------------------------


We currently do not deduct state premium taxes from your or your employer's Contributions. We reserve the right to deduct all or a portion of the amount of any applicable taxes, including state premium taxes, from Contributions prior to their allocation among the Investment Alternatives. Currently, most state premium taxes range from 2% to 4%.

               WHO MAY PURCHASE A CONTRACT AND MAKE CONTRIBUTIONS
--------------------------------------------------------------------------------

PURCHASE OF A CONTRACT; PARTICIPATION
--------------------------------------------------------------------------------

TDA CONTRACT. We issue TDA Contracts to employers or other entities that are seeking a funding vehicle for group tax-sheltered annuity purchase arrangements established under Section 403(b) of the Code. Contractholders must be organizations that qualify for tax-exempt status under Section 501(c)(3) of the Code or are eligible public schools or colleges, or associations that represent such entities or their employees.

If you are an employee of an employer that has adopted a tax-sheltered annuity purchase arrangement funded by a TDA Contract, you may become a Participant by completing our application form.

IRA CONTRACT. We issue IRA Contracts to individuals who are (or were) employees of an organization that qualifies for tax-exempt status under the Code and to these individuals' immediate family members. Each purchaser must complete the prescribed application and make an initial Contribution of at least the minimum required amount. We do not, however, require an initial Contribution for SEP IRA Contracts.

To purchase a Roth IRA, an individual must have Federal adjusted gross income below a certain level and must designate the Contract as a Roth IRA. To purchase a SEP IRA or SIMPLE IRA, the individual must be eligible to participate in the SEP or SIMPLE adopted by the individual's employer.

FPA CONTRACT. We issue FPA Contracts to individuals who currently work for or formerly worked for organizations that are tax-exempt under the Code and to these individuals' spouses and certain family members. Each purchaser must complete the prescribed application and make an initial Contribution of at least the minimum required amount. We also may issue an FPA Contract to a tax-exempt organization, which may use the Contract to accumulate funds to meet its deferred compensation obligations.

A person to whom we issue an FPA Contract, whether or not such person is the Annuitant, will be the owner of the Contract and will possess all the rights under the Contract. For example, the employer to whom we issue an FPA Contract for deferred compensation purposes is the owner of the Contract and may receive all payments under the Contract.

ACCEPTANCE OF INITIAL CONTRIBUTIONS. When we receive your completed application, together with an initial Contribution (when required) and any other necessary information, we will accept the application and Contribution and issue the IRA or FPA Contract or TDA Certificate, or reject them, within two business days of receipt. If you did not properly complete the application, we will retain the Contribution for up to five business days while we attempt to obtain the information necessary to complete the application. We will accept the Contribution within two business days after we receive the completed application.

If we do not receive a completed application for you within five business days, we will return the Contribution at the end of that period unless we obtain consent to hold the Contribution for a longer period from you, if the application is for an FPA or IRA Contract where you send Contributions directly to us, or we notify your employer on your behalf if the application is for an IRA or FPA Contract or for participation under a TDA Contract where your employer sends Contributions to us. We enter into agreements with employers that use our electronic processing system and that make Contributions to a SEP IRA or SIMPLE IRA or that have payroll deduction or salary reduction programs for the forwarding of application information and Contributions to us.

CANCELLATION OF CONTRACT. You may surrender a TDA Certificate, IRA Contract or FPA Contract for cancellation within ten days after receipt. We will refund all Contributions you allocated to the General Account, plus the value on the date of surrender of your Account Balance credited to the Separate Account. Several states, however, require that the amount of Contributions be refunded without deductions, and you should consult the Contract for applicable provisions. We will return to your employer any Contributions that were sent to us by your employer on your behalf.

PAYMENT OF CONTRIBUTIONS
--------------------------------------------------------------------------------

TDA CONTRACTS. You make Contributions under a salary reduction arrangement you enter into with your employer. In addition, we also will accept on your behalf a single sum transfer from any tax-deferred annuity arrangement maintained under
Section 403(b) of the Code or certain custodial accounts maintained under
Section 403(b)(7) of the Code.

The amount of your Contributions may not be greater than the amount permitted under applicable state or Federal law (SEE "Federal Tax Information for Participants"). A Plan may require a minimum Contribution per year of $200 for each Participant. We will not accept Contributions for you if you have terminated participation under the Contract or if the TDA Contract has been discontinued.

IRA CONTRACTS. The method of making Contributions depends on the type of IRA Contract.


   - For Traditional IRA, Roth IRA and SEP IRA Contracts, you may make Contributions directly to us.



   - Under a Traditional IRA Contract, you also may make Contributions under a payroll deduction agreement between you and your employer, in which case the employer forwards to us on your behalf the amounts deducted from your salary.


   - For a SIMPLE IRA Contract, you may make Contributions only by salary reduction under the SIMPLE adopted by your employer.


The Code limits the amount of your total Contributions (excluding rollovers) under a Traditional IRA, SEP IRA or Roth IRA Contract during a tax year to the LESSER of $2,000 and 100% of your compensation for that year.


The Code limits the amount of Contributions to a Roth IRA as follows:

   - A single individual with adjusted gross income of $95,000 or less, and a married individual who files a joint tax return with adjusted gross income of $150,000 or less, may contribute up to $2,000 to a Roth IRA. This $2,000 amount is reduced by contributions to other IRAs during the tax year, other than rollovers and salary reduction contributions to a SIMPLE.

   - The $2,000 Roth IRA contribution limit declines in fixed amounts until it becomes zero for a single individual with adjusted gross income between $95,000 and $110,000 and for a married individual filing a joint return with adjusted gross income between $150,000 and $160,000.

The Code limits Participant Contributions to a SIMPLE IRA, as follows:

   - You may contribute up to $6,000 per year (or 100% of compensation if less), and this amount will be increased in future years for cost-of-living adjustments.

   - If an individual has more than one employer, the maximum amount that an employee may contribute under a SIMPLE IRA and other salary reduction arrangements in any year is $10,000 for 1999, as adjusted in future years for cost-of-living increases.

Code provisions also regulate an employer's Contributions to a SIMPLE IRA:

   - An employer generally must match an employee's contribution in an amount equal to 3% of the employee's compensation, but the employer may lower the percentage to as low as 1% for two years out of a five year period.

   - Instead of matching a Contribution, the employer may make a "nonelective" Contribution to each Participant's SIMPLE IRA. The amount of the nonelective Contribution is equal to 2% of compensation for each eligible employee, whether or not the employee has made Contributions during the year. The maximum amount of compensation considered for each employee in this calculation is $160,000 for 1999 (to be adjusted for cost-of-living increases in the future). An employer must notify its employees of an election to reduce the percentage of the employer's matching Contributions or to make a nonelective Contribution instead of matching Contributions for the coming year.

Under a SEP, an employer can contribute to the employee's SEP IRA an amount up to 15% of the employee's compensation (with compensation limited to $160,000), but not more than $30,000. These limits may be reduced, however, by contributions that the employer makes to other tax-qualified plans for the employee.


At any age you may make Contributions to a Roth IRA, as long as you are eligible based on Federal adjusted gross income requirements. You may not make any Contributions to a Traditional IRA or SEP IRA Contract beginning in the tax year you reach age 70 1/2, with the following exceptions:


   - You may purchase an IRA Contract, or you may use an existing IRA Contract, to receive rollover Contributions from certain other plans, as described below, even after age 70 1/2.

   - An employer may make contributions for its employee under a SEP IRA or a SIMPLE IRA, and an employee may contribute to a SIMPLE IRA, after the employee has reached age 70 1/2.

You may make Contributions to an IRA Contract (other than a SIMPLE IRA) by ROLLOVER of eligible distributions from certain other pension or retirement arrangements that qualify for favorable tax treatment under the Code, under the following rules:

   - Generally, amounts that you roll over will not be subject to the limitations on the amount of Contributions during a tax year, except for the portion that represents Contributions made for the same tax year as the rollover.

   - Qualified plans and arrangements include other IRA contracts, SEP IRAs and SIMPLE IRAs, tax-sheltered annuities under Code Section 403(b), and pension and profit-sharing plans, including 401(k) plans, under Code
     Section 401(a). Not all distributions from these plans and arrangements may be rolled over to an IRA Contract, and the tax implications of rolling over distributions may vary depending on federal tax rules that apply to the plan or arrangement. SEE "Federal Tax Information for Participants--Obtaining Tax Advice".

   - You may roll over amounts to a SIMPLE IRA only from another SIMPLE IRA.


Special rules apply for rollovers to a Roth IRA or for conversions from a Traditional IRA to a Roth IRA. If you have adjusted gross income of $100,000 or less for a tax year, you can roll over or "convert" a Regular IRA to a Roth IRA Contract, subject to the following:



   - You may not directly transfer distributions from an employer-sponsored plan to a Roth IRA, but you may roll over eligible distributions first to a Traditional IRA and subsequently to a Roth IRA.



   - You must include in gross income amounts rolled over from a Regular IRA to a Roth IRA (excluding "after-tax" Contributions), but no early withdrawal penalty applies to the taxable amount. If you converted a Traditional IRA to a Roth IRA during 1998, you may include one-fourth of the resulting taxable income in each of the 1998, 1999, 2000 and 2001 tax years for Federal income tax purposes.



   - You will owe a penalty tax on withdrawals of amounts that were rolled over to a Roth IRA from a Traditional IRA if the withdrawal is made within five tax years after the rollover, even if the amount withdrawn is nontaxable. SEE "Federal Tax Information for Participants--Roth IRA Contracts--Special Penalty Tax on Withdrawals of Rollover or Conversion Contributions".



   - Individuals considering converting or rolling over a Traditional IRA to a Roth IRA should take into account various issues, including state and local tax consequences. SEE "Federal Tax Information for Participants--Obtaining Tax Advice."


FPA CONTRACT. You may make Contributions directly to us, or your employer may make Contributions to us on your behalf under a payroll deduction agreement. You may make Contributions at whatever intervals and in whatever amounts you select, except that each Contribution must be at least $10. (From time to time we may change this minimum.)

If an employer purchases an FPA Contract as a depository for employee deferred compensation obligations that do not constitute deferrals under an eligible deferred compensation plan as defined in

Section 457(b) of the Code, there are no limits on the amount of compensation that employees may defer. However, amounts deferred under the Contract are subject to a substantial risk of forfeiture by the employees, including by the claims of the employer's creditors.

ALLOCATION OF CONTRIBUTIONS
--------------------------------------------------------------------------------

You may allocate Contributions among the Investment Alternatives, except that a TDA Plan may limit use of Separate Account Funds in some circumstances. The Mid-Cap Equity Index Fund may not be available to Participants in all States, due to state insurance department regulatory filings.

We receive your Contribution when your check is delivered to our home office or your employer transfers Federal funds into the bank account we have designated for the employer's use. We will allocate a Contribution when we receive it according to instructions sent with the Contribution, or if no instructions are sent, on the basis of your allocation request currently on file at our home office. Your request for allocation must specify the percentage, in any whole percentage from 0% to 100%, of each Contribution to be allocated to each of the Investment Alternatives. The percentages you give us must add up to 100%.

You may change the allocation instructions for future Contributions from time to time. You should periodically review your allocations in light of market conditions and your retirement plans and needs.

               YOUR ACCOUNT BALANCE IN THE SEPARATE ACCOUNT FUNDS
--------------------------------------------------------------------------------

ACCUMULATION UNITS IN SEPARATE ACCOUNT FUNDS
--------------------------------------------------------------------------------

We use Accumulation Units to represent Account Balances in each Separate Account Fund. We separately value the Accumulation Unit for each Fund of the Separate Account.

We determine your Account Balance in the Separate Account as of any Valuation Day by multiplying the number of Accumulation Units credited to you in each Fund of the Separate Account by the Accumulation Unit value of that Fund at the end of the Valuation Day.

Investment experience by the Separate Account Funds does not impact the number of Accumulation Units credited to your Account Balance. The value of an Accumulation Unit for a Fund, however, will change as a result of the Fund's investment experience, in the manner described below.

CALCULATION OF ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------

We determine Accumulation Unit values for the Funds as of the close of business on each Valuation Day (generally at the close of the New York Stock Exchange). A Valuation Period is from the close of a Valuation Day until the close of the next Valuation Day.

The dollar value of an Accumulation Unit for each Fund of the Separate Account will vary from Valuation Period to Valuation Period. The changes in Accumulation Unit values for the Separate Account Funds will reflect:

   - changes in the net asset values of the Underlying Funds, depending on the investment experience and expenses of the Underlying Funds, and

   - Separate Account charges under the Contracts, with the annual rates calculated as a daily charge. (SEE "Charges You Will Pay".)

You may refer to "Appendix A: Unit Value Information for the Separate Account Funds" in this Prospectus to review changes in Accumulation Unit values for each Fund over a period of time (except for the Mid-Cap Equity Index Fund, which began operations on May 1, 1999).

ACCUMULATION UNIT VALUES FOR TRANSACTIONS
--------------------------------------------------------------------------------

When you allocate Contributions to a Separate Account Fund or transfer any Account Balance to a Fund, we credit Accumulation Units to your Account Balance. When you withdraw or transfer any Account Balance from a Separate Account Fund, we cancel Accumulation Units from your Account Balance.

The Accumulation Unit value for a transaction is the Unit value for the Valuation Period during which we receive the Contribution or request. As a result, we will effect the transaction at the Accumulation Unit value we determine at the NEXT CLOSE of a Valuation Day (generally the close of the New York Stock Exchange on that business day).

We calculate the number of Accumulation Units for a particular Fund by dividing the dollar amount you have allocated to, or withdrawn from, the Fund during the Valuation Period by the applicable Accumulation Unit value for that Valuation Period. We round the resulting number of Accumulation Units to two decimal places.

             OUR PAYMENT OF ACCOUNT BALANCE TO YOU OR A BENEFICIARY
--------------------------------------------------------------------------------

YOUR RIGHT TO TRANSFER AMONG INVESTMENT ALTERNATIVES
--------------------------------------------------------------------------------

You may transfer all or a portion of your Account Balance among Funds of the Separate Account, and between the Separate Account and the General Account, unless your Plan limits transfers. There are no tax consequences to you for transfers among Investment Alternatives. We currently do not impose a charge for transfers, but we reserve the right to impose a transfer charge in the future.

YOUR RIGHT TO MAKE WITHDRAWALS, INCLUDING BY SPECIFIED PAYMENTS
--------------------------------------------------------------------------------

Under an IRA or FPA Contract, you may withdraw your Account Balance in whole or in part, at any time during the Accumulation Period.

Under a TDA Contract, your right to withdraw all or any portion of your Account Balance is restricted by Federal tax law. If you are under age 59 1/2, you will not be able to withdraw Account Balance, except in circumstances such as death or disability, hardship, or termination of employment. (There are special rules permitting withdrawal of Contributions made on or before January 1, 1989 and withdrawal of earnings and interest credited to your Account Balance by that date.) When you make a withdrawal for hardship, you may not withdraw post-1988 earnings or interest on your Contributions under a salary reduction agreement. In addition, consent of your Eligible Spouse may be required for withdrawals under TDA Contracts.

A full withdrawal results in a surrender of your IRA or FPA Contract or a termination of your participation under a TDA Contract. We may take up to seven days following receipt of your withdrawal request to process the request and mail a check to you.

SPECIFIED PAYMENTS OPTION. If you have reached age 59 1/2, or if you are under a TDA Contract and ended your employment with the employer after first reaching age 55, you may elect to make withdrawals of Account Balance by telling us a set amount to be withdrawn each month. You must specify an amount, which may not be less than $100, and must tell us the Investment Alternatives from which the withdrawals should be taken. We will send the Specified Payments to you, except that we will send the Specified Payments to the Annuitant if you have an FPA Contract and have named someone else as the Annuitant.

When you are receiving Specified Payments under a TDA Contract, you may not make Contributions and your employer may not make Contributions on your behalf. When you are receiving Specified Payments under an IRA or FPA Contract, you may not make payroll deduction Contributions, but you (and your employer under an IRA) may make single sum Contributions. You also may transfer Account Balance among Investment Alternatives and make other withdrawals when receiving Specified Payments.

Specified Payments will continue until the earliest of:

   - your death;

   - our receipt of your written request to change or end the Specified
     Payments;

   - the decline in your Account Balance (or in any Investment Alternative that you have designated for withdrawals) so that the remaining balance is not large enough to cover the next Specified Payment due; or

   - your Annuity Commencement Date.


If you are subject to the minimum distribution rules under the Code, the Specified Payments for the year should at least total the minimum required annual distribution. (SEE "Federal Tax Information for Participants--Minimum Distributions Under TDA and IRA Contracts.")


INCOME TAX CONSEQUENCES OF WITHDRAWALS. You should consider the possible Federal income tax consequences of any withdrawal, including withdrawals under the Specified Payments Option. You will be taxed at ordinary income tax rates on the portion of your withdrawal that is taxable. You will not be taxed on the amount of any Contributions you made with "after-tax" dollars, but there are special rules under the Code for determining whether a withdrawal, or portion of a withdrawal, will be considered a return to you of after-tax Contributions (SEE "Federal Tax Information for Participants").

Your withdrawals under a Roth IRA Contract that are made after the five year period beginning with the tax year in which the Roth IRA Contract was first issued are not taxable if:


   - you have reached age 59 1/2, or


   - the withdrawals are to pay for qualified first-time home buyer expenses of up to $10,000 per lifetime, or

   - you have died or become disabled.

A withdrawal that does not meet these requirements is nevertheless not taxable if it is not more than the amount of your Contributions to the Roth IRA and contributions to other Roth IRAs you own. SEE the discussion on Roth IRA Contracts under "Federal Tax Information for Participants".

PENALTY TAX ON TAXABLE PORTION OF WITHDRAWALS AND ON CERTAIN ROTH IRA WITHDRAWALS. There is a 10% Federal penalty tax on the taxable amount of withdrawals you make during the Accumulation Period, unless

   - you have reached age 59 1/2,

   - you are disabled or have died,

   - the distributions are Annuity Payments over your life (or life expectancy) or over the joint lives (or joint life expectancies) of you and the Beneficiary, or

   - in certain other circumstances. SEE "Federal Tax Information for Participants" for a listing of other circumstances when the penalty is not due.

The 10% penalty you pay increases to 25% if you make a withdrawal from a SIMPLE IRA during the first two years of your participation in the employer's SIMPLE.


You may owe a 10% penalty tax on withdrawals of amounts that you converted or rolled over to a Roth IRA from a Traditional IRA, even though the withdrawal is tax-free to you. SEE "Federal Tax Information for Participants".



OUR RIGHT TO IMPOSE A DEFERRED SALES CHARGE. Currently, we do not impose a contingent deferred sales charge or any other withdrawal charge on withdrawals you make, whether complete or partial. Subject to State insurance law limitations and the terms of your Contract and any Plan, we reserve the right to impose a deferred sales charge or other charges on withdrawals in the future.


HOW TO TELL US AN AMOUNT TO TRANSFER OR WITHDRAW
--------------------------------------------------------------------------------

To tell us the amount of your Account Balance to transfer or withdraw, you may specify to us:

   - the dollar amount to be taken from each Investment Alternative,

   - for Separate Account Funds, the number of Accumulation Units to be transferred or withdrawn, or

   - the percentage of your Account Balance in a particular Investment Alternative to be transferred or withdrawn.


For transfers, you also must specify the Investment Alternative(s) to which you are moving the transferred amount. Your request for a transfer or withdrawal is not binding on us until we receive all information necessary to process your request.


LOANS UNDER A TDA CONTRACT
--------------------------------------------------------------------------------

We make available a loan option under a TDA Contract. You have the right to borrow funds using your Account Balance as collateral. The amount of the loan permitted is governed by Section 72(p) of the Code and the Contract terms. We will transfer an amount sufficient to serve as collateral for your loan from the Separate Account to the General Account, unless you already have allocated the necessary

Account Balance to the General Account. We will not permit you to make withdrawals or transfers of the collateral amount while the loan is outstanding. There are no income tax consequences to you from obtaining a loan under the TDA Contract, unless you do not make repayments when they are due.

DEATH BENEFIT PRIOR TO ANNUITY COMMENCEMENT DATE
--------------------------------------------------------------------------------


We will pay a death benefit to your Beneficiary during the Accumulation Period upon your death or, under an FPA Contract when you are not the Annuitant, upon the death of either you or the Annuitant, whichever comes first. Under a TDA Contract, the employer's Plan may require you, if you are married, to have your Eligible Spouse as the Beneficiary, unless you designate a different Beneficiary with the written consent of your spouse. See "Administrative Matters--Designation of Beneficiary".


We will pay the death benefit after we have received:

   - due proof of your (or under an FPA Contract, if different, the Annuitant's) death;

   - notification of election by the Beneficiary(ies) of the form in which we are to pay the death benefit; and

   - all other information and documentation necessary for us to process the death benefit request.

The amount of the death benefit will be the value of your Account Balance as of the date on which we receive the items listed above. Until then, your Account Balance will remain allocated as it was on the date of death. (If you were the Annuitant and your Eligible Spouse is the Beneficiary, special rules apply as described below).

FORM OF PAYMENT OF DEATH BENEFIT. The Beneficiary will elect the form of death benefit. Payout options include a lump sum or annuity payments, but the Code imposes special requirements on the payment of a death benefit, as described below.

In addition, Participants under IRA Contracts (other than Roth IRAs) and TDA Contracts are required to begin taking minimum distributions after they reach a certain age (called the REQUIRED BEGINNING DATE), and certain requirements depend on whether the Participant had reached that age at the time of death. When minimum distribution requirements are applicable, they can be satisfied by withdrawals from other eligible IRA or TDA contracts, as the case may be. Beneficiaries should consult their tax advisers for any additional rules that may apply in their particular circumstances. See "Federal Tax Information for Participants--Minimum Distributions under TDA and IRA Contracts".

In general, any method of distribution that a Beneficiary selects must comply with ONE of the following.

(A) FIVE YEAR RULE. The general rule is that we must pay the entire death benefit to the Beneficiary by December 31 of the year that is five years after the Participant's death (or Annuitant's death, if applicable), unless we pay the death benefit in accordance with (b), (c) or (d) below.

(B) LIFE ANNUITY RULE. If a Beneficiary selects a life annuity, the entire death benefit must generally be distributed to the Beneficiary in the form of Annuity Payments that begin within one year of your (or the Annuitant's) death and are payable over a period of time that is not more than the Beneficiary's life or life expectancy, whichever is longer.

(C) COMMENCEMENT OF MINIMUM DISTRIBUTIONS. If a Participant under an IRA (other than a Roth IRA) or TDA Contract dies after reaching the Required Beginning Date, the method of distribution the Beneficiary selects may not be slower than the method of distribution that was in effect before the Participant died.

(D) BENEFICIARY IS YOUR ELIGIBLE SPOUSE. Your spouse may be able to continue an FPA or IRA Contract.

   - Under an FPA Contract when you are the Annuitant, a Beneficiary who is your Eligible Spouse may choose to be considered as the Participant for purposes of determining when distributions must begin. In effect, your spouse can be substituted as the Participant under the FPA Contract, and the death benefit distribution requirements will not apply until the spouse's death.

   - Under an IRA Contract, the spouse may use your Required Beginning Date for determining when minimum distributions must begin. Alternatively, the spouse may take over the IRA Contract and make Contributions to the Contract, in which case the minimum distribution rules will be based on the spouse's Required Beginning Date, and the death benefit distribution requirements will not apply until the spouse's death.

DISCONTINUANCE OR TERMINATION OF CONTRACTS OR PARTICIPATION
--------------------------------------------------------------------------------

DISCONTINUANCE OF TDA CONTRACTS. A Contractholder may discontinue a TDA Contract on the first of a month with at least 31 days notice to us. We may discontinue all or part of a Contract upon at least 31 days' notice to the Contractholder, during which time the Contractholder may cure any remediable defaults, if (1) the Contractholder does not follow the terms of the Contract, or (2) we determine that a modification of the Contract is necessary to comply with Federal or state requirements, including the Employee Retirement Income Security Act of 1974, as amended, and the Contractholder refuses to accept a substantially similar Contract we offer that incorporates that modification. We also have the right to discontinue a Contract if a Contractholder for an entire Plan Year does not send us any Contributions for Participants. When a TDA Contract is discontinued:

   - The Contractholder's obligations under the Contract continue, except that the Contractholder may not send us any more Contributions.

   - Amounts accumulated for Participants remain under the Contract, until withdrawn or transferred.

   - We may transfer all amounts accumulated under the Contract to another insurance company or other financial institution. A transfer may be made in any manner to which the Contractholder and we agree in writing, and may require the consent of Participants and Beneficiaries. A Participant or Beneficiary who does not consent to the transfer may choose to leave the accumulated amounts on deposit with us, or may withdraw the amount in whole or in part (subject to any Federal tax law restrictions on withdrawals).

TERMINATION OF PARTICIPATION UNDER TDA CONTRACTS. Your participation under a TDA Contract terminates if:

   - you are no longer eligible to participate under the Contract due to termination of employment with the Contractholder, including by death or retirement; or

   - you or the Contractholder gives us notice that you no longer desire to participate under the Contract; or

   - you do not make any Contributions for three consecutive years, your Account Balance is less than $2,000, and we elect to deem that a termination has occurred.

Contributions may no longer be made by you or on your behalf upon termination of your participation. Termination of participation will not deprive you of your Account Balance or change your rights to make transfers or withdrawals. Termination also will not prevent you from electing to receive Annuity Payments, or having a death benefit paid to your Beneficiary.

TERMINATION OF IRA AND FPA CONTRACTS. We may, in our sole discretion, return your Account Balance and terminate an IRA or FPA Contract prior to the Annuity Commencement Date if:

   - you have not made Contributions for three consecutive years,

   - your Account Balance is less than the specified minimum for FPA Contracts of $500 and for IRA Contracts of either $2,000 or the amount needed to provide monthly Annuity Payments of at least $20 under the form of annuity you selected, AND

   - you have reached the age 59 1/2.

Before we elect to terminate an IRA or FPA Contract, we will notify you of our intention to do so and provide a period of 90 days during which you may make additional Contributions to reach the specified minimum. We will pay your Account Balance to you in a single sum if we terminate your IRA or FPA Contract.

WHEN WE MAY POSTPONE PAYMENTS
--------------------------------------------------------------------------------

We will pay any amounts due from the Separate Account for a withdrawal (including a Specified Payments Option withdrawal), death benefit or termination, and will transfer any amount from the Separate Account to the General Account, within seven days, unless:

   - The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on that Exchange is restricted as determined by the Commission; or

   - The Commission by order permits postponement for the protection of Participants; or

   - An emergency exists, as determined by the Commission, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets.

              YOU MAY OBTAIN AN ANNUITY WITH YOUR ACCOUNT BALANCE
--------------------------------------------------------------------------------

AMOUNT OF ANNUITY PAYMENTS
--------------------------------------------------------------------------------

At your Annuity Commencement Date, we will apply your Account Balance to purchase a stream of monthly Annuity Payments (an annuity). Once Annuity Payments have begun, you may no longer make Contributions, transfers or withdrawals under the Contract and your employer may no longer make Contributions on your behalf. You may elect to receive your Account Balance by making partial or full withdrawals, including under the Specified Payments Option, instead of receiving Annuity Payments.

We will fix the amount of each Annuity Payment and guarantee payment, according to the form of annuity you select. The amount of the Annuity Payments depends on the annuity form you choose, the applicable annuity purchase rates and your Account Balance. The life expectancy of the Annuitant(s) is a factor we use in determining the amount of the monthly Annuity Payments, if the form of annuity requires us to make payments for the life of the Annuitant (or joint lives of the Annuitant and joint Annuitant).

We guarantee that the purchase rates we use to determine the amount of Annuity Payments will never be less favorable for you than the guaranteed rates in the Contract. We also guarantee that we will not increase expense charges under the Contracts for the Annuity Payments, regardless of our actual expenses.

We will issue to Contractholders of TDA Contracts for delivery to each Participant an individual certificate setting forth the amount and terms of payment of their annuity benefits. The benefits to which an IRA or FPA Contract Participant is entitled generally are set forth in the Contract we issue to you.

We will send Annuity Payments directly to Annuitants at their last known address, as filed with us by a Participant or Contractholder.

ANNUITY COMMENCEMENT DATE
--------------------------------------------------------------------------------

You must notify us of the Annuity Commencement Date in advance, according to our procedures. For IRAs and SEP IRAs, we must receive notice of an election at least 30 days in advance.

TDA CONTRACTS.  You may elect an Annuity Commencement Date that is your:

   - normal retirement date (generally, when you reach age 65); or

   - early retirement date (up to 10 years before your normal retirement date, but you must be at least age 55); or

   - later retirement date (any time after your normal retirement date).

IRA CONTRACTS. You may elect an Annuity Commencement Date that is the first day of any calendar month on or after the date you attain age 55. For SEP IRAs and SIMPLE IRAs, the Annuity Commencement Date must be no EARLIER than the last to occur of the following: the first day of the calendar month in which you attain age 55, the 30th day following the day you stop working for the employer that sponsors the SEP or SIMPLE, or the 30th day following the day that we receive at our home office the last employer contribution due under the SEP or SIMPLE.

FPA CONTRACT. You may elect an Annuity Commencement Date that is the first day of any calendar month.

AVAILABLE FORMS OF ANNUITY
--------------------------------------------------------------------------------

For a TDA Contract, an employer's Plan may contain these special rules for determining the annuity form:

   - If you have an Eligible Spouse on the Annuity Commencement Date, you will receive Annuity Payments in the form of a Joint and Survivor Annuity, as described below, with your Eligible Spouse as joint Annuitant, unless you, at least ninety days before the Annuity Commencement

     Date, select in writing one of the other annuity forms listed below and your Eligible Spouse consents to the form selected.

   - If you do not have an Eligible Spouse on the Annuity Commencement Date, you will receive Annuity Payments in the form of a 10 Years Certain and Continuous Annuity form, as described below, unless you, before the Annuity Commencement Date, select in writing a different annuity form.

Under an IRA or FPA Contract, you select the form of annuity at the time you designate an Annuity Commencement Date.

You may select a form of annuity from the following list. You will be the Annuitant, unless under an FPA Contract you named someone else as the Annuitant.

TEN YEARS CERTAIN AND CONTINUOUS FORM. This annuity form provides for monthly Annuity Payments to the Annuitant, continuing until the LATER OF the month of the Annuitant's death and the end of 10 years (the certain period). If the Annuitant dies before the end of the 10 year certain period, the Annuitant's Beneficiary will receive the monthly Annuity Payments until the end of the 10 year period. If the Beneficiary dies before the end of the 10 year period, we will pay the commuted value of the remaining Annuity Payments to the payee named by you.


JOINT AND 66 2/3% SURVIVOR LIFE WITH TEN YEAR PERIOD CERTAIN FORM. This annuity form provides a monthly Annuity Payment during the lifetime of the Annuitant and 66 2/3% of that monthly Annuity Payment to the joint Annuitant after the Annuitant's death if the joint Annuitant survives the Annuitant. If both the Annuitant and the joint Annuitant die before the end of the ten year period, payments continue in the amount last paid until the end of ten years (the certain period) to the Beneficiary. If a person named as an Annuitant's joint annuitant dies prior to the Annuity Commencement Date, your election of this annuity form is cancelled automatically.


FULL CASH REFUND FORM. This annuity form provides for monthly Annuity Payments to the Annuitant, continuing until the month of the Participant's death. If the aggregate amount of the monthly Annuity Payments that we made to you is less than your Account Balance at the Annuity Commencement Date, we will pay the difference to the Beneficiary. The Beneficiary may elect to receive the amount in a lump sum or as an annuity in the Ten Years Certain and Continuous Form.

We will calculate any commuted value on the basis of compound interest at a rate we determine that is consistent with the interest assumption for the annuity rates we used to determine the Annuity Payments.

In addition to the forms of annuity listed above, we may in our discretion offer additional forms of annuity as of your Annuity Commencement Date. As of the date of this Prospectus, we are offering the following additional forms of annuity and have the right to discontinue offering these forms at any time.

PERIOD CERTAIN AND CONTINUOUS ANNUITY. Same as the Ten Years Certain and Continuous annuity above, except that the period may be for three or five years or for some other period we approve.

JOINT AND SURVIVOR LIFE WITH PERIOD CERTAIN ANNUITY: Same as the Joint and Survivor Life with Period Certain annuity above, except that the percentage to the contingent Annuitant may be 50%, 75% or 100%, rather than 66 2/3%, and the Period Certain may be different, as elected by the Annuitant.

JOINT AND SURVIVOR LIFE ANNUITY. Same as the Joint and Survivor Life With Period Certain annuity above, except that payments will end upon the death of the survivor as between the Annuitant and the contingent Annuitant. There is no guaranteed minimum payment period.

NON-REFUND LIFE ANNUITY. We make a monthly Annuity Payment until the death of the Annuitant. No amount is payable to any contingent Annuitant or Beneficiary.

DEATH BENEFIT AFTER ANNUITY COMMENCEMENT DATE
--------------------------------------------------------------------------------

If an Annuitant (and the joint Annuitant if the form is a joint annuity) dies on or after the Annuity Commencement Date, your Beneficiary will receive the death benefit (if any) provided by the form of annuity under which Annuity Payments were made. SEE "Available Forms of Annuity" above.

LUMP SUM FOR SMALL ANNUITY PAYMENTS
--------------------------------------------------------------------------------

TDA CONTRACTS. If your monthly Annuity Payment would be less than $20, or if you terminate employment and are eligible for a benefit that would be less than $20 a month under the Ten Years Certain and Continuous Form of Annuity (described above), we may elect to pay to you a single sum instead of providing Annuity Payments. The amount will be the Account Balance, except that we will not make a single sum payment if the amount due would exceed $5,000 (or such other maximum amount prescribed by law). We may make this payment on or before your Annuity Commencement Date.

IRA AND FPA CONTRACTS. Under IRA and FPA Contracts, if the annuity benefit payable would be less than $20 each month, we may elect to pay the Account Balance in a single payment to the Annuitant.
                              OUR GENERAL ACCOUNT
--------------------------------------------------------------------------------

SCOPE OF PROSPECTUS
--------------------------------------------------------------------------------

We have not registered the Contracts under the Securities Act of 1933 for allocations to the General Account, nor is the General Account registered as an investment company under the 1940 Act. The staff of the Commission has not reviewed the disclosures in this Prospectus that relate to the General Account. Disclosures regarding the fixed portion of the Contracts and the General Account, however, generally are subject to certain provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses. This Prospectus serves as a disclosure document for the variable, or Separate Account, interests under the Contracts. For more details regarding the General Account, see the Contracts themselves.

GENERAL DESCRIPTION
--------------------------------------------------------------------------------

Amounts you allocate to the General Account become part of our general assets. Our General Account supports our insurance and annuity obligations. The General Account consists of all of our general assets, other than those in the Separate Account and other segregated asset accounts.

We bear the full investment risk for all amounts that Participants allocate to the General Account. We have sole discretion to invest the assets of the General Account, subject to applicable law. Your allocation of Account Balance to the General Account does not entitle you to share in the investment experience of the General Account.

We guarantee that we will credit interest to Participant Account Balances in the General Account at an effective annual rate of at least 3%. In our sole discretion, we may credit a higher rate of interest to Participant Account Balances in the General Account, although WE ARE NOT OBLIGATED TO CREDIT INTEREST IN EXCESS OF 3% PER YEAR. We will send you notice when we change the current rate. We credit interest daily and compound it annually.

For TDA Contracts, SEP and SIMPLE IRAs and payroll deduction IRA Contracts, when the employer uses electronic media, in compliance with our established rules and requirements, for the transmission and receipt of certain information regarding Participants, Contributions and other Contract information, we reserve the right to credit a higher interest rate for amounts allocated to the General Account than the rate otherwise set.

TRANSFERS AND WITHDRAWALS
--------------------------------------------------------------------------------

You may transfer any portion of your Account Balance to or from the General Account and, to the extent permitted by the Code and the Plan, may withdraw any portion of your Account Balance from the General Account prior to the Annuity Commencement Date. See "Your Right to Transfer Among Investment Alternatives" and "Your Right to Make Withdrawals, including by Specified Payments" under "Our Payment of Account Balance to You or a Beneficiary". We have the right to delay transfers and withdrawals from the General Account for up to six months following the date that we receive the transaction request.

                   HOW TO CONTACT US AND GIVE US INSTRUCTIONS
--------------------------------------------------------------------------------

CONTACTING MUTUAL OF AMERICA
--------------------------------------------------------------------------------

Participants and TDA Contractholders must send in writing all notices, requests and elections required or permitted under the Contracts, except that you may give certain instructions by telephone, as described below. Our home office address is:


                    Mutual of America Life Insurance Company
                                320 Park Avenue
                            New York, New York 10022


You can check the address for your Regional Office by calling 1-800-468-3785 or by visiting our Website at www.mutualofamerica.com.

TRANSFERS, ALLOCATION CHANGES AND WITHDRAWALS BY TELEPHONE
--------------------------------------------------------------------------------

You may make requests by telephone for transfers or withdrawals of Account Balance or to change the Investment Alternatives to which we will allocate your future Contributions, except that we do not accept telephone requests for withdrawals under TDA Contracts or for IRA rollovers.

You must use a Personal Identification Number (PIN) to make telephone requests. We will automatically send you a PIN, and your use of the PIN constitutes your agreement to use the PIN in accordance with our rules and requirements. You may call us to change or cancel the PIN that we have assigned. Our toll-free telephone number for requests is 1-800-468-3785.

On any Valuation Day, we will consider requests by telephone that we receive by 4 p.m. Eastern Time (or the close of the New York Stock Exchange, if earlier) as received that day. We will consider requests that we receive after 4 p.m. (or the Exchange close) as received the next Valuation Day. We reserve the right to suspend or terminate at any time the right of Participants to request transfers or reallocations by telephone.

Although our failure to follow reasonable procedures may result in our liability for any losses due to unauthorized or fraudulent telephone transfers, we will not be liable for following instructions communicated by telephone that we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Those procedures are to confirm your Social Security number, check the Personal Identification Number, tape record all telephone transactions and provide written confirmation of telephone transactions.

WHERE YOU SHOULD DIRECT REQUESTS
--------------------------------------------------------------------------------


You should request an allocation change or a transfer of any portion of your Account Balance among Investment Alternatives by calling 1-800-468-3785 or sending a written request to our Processing Center. The address is:



                    Mutual of America Life Insurance Company
                    Financial Transaction Processing Center
                          1150 Broken Sound Parkway NW
                              Boca Raton, FL 33487


For withdrawals, you must make your request according to our procedures, which we may change from time to time. Under our current procedures, you may make a withdrawal request:

   - under an IRA Contract by writing to your Regional Office or by calling our 800 number, except that a request for rollover to another IRA must be in writing,

   - under an FPA Contract by calling our 800 number or writing to our Home Office, and

   - under a TDA Contract by writing to your Regional Office.

You should use our forms to submit written requests to us.

                             ADMINISTRATIVE MATTERS
--------------------------------------------------------------------------------

YEAR 2000 COMPLIANCE
--------------------------------------------------------------------------------


Many of the services that we provide to Participants and Contractholders depend on the proper functioning of our computer and computer-based systems, as well as those of our service providers. Many computer software programs, as initially developed, could not distinguish the year 2000 from the year 1900. If not corrected, this inability could potentially have an adverse impact on the handling of Participant and Contractholder purchase, exchange and redemption transactions, the crediting of Accumulation Units, accounting and other recordkeeping services.



We have performed a comprehensive review of our computer systems, made the necessary modifications or replacements and successfully completed system testing of our in-house software, the largest and most critical project under our Year 2000 program. For the balance of 1999, we will continue to monitor and verify Year 2000 compliance. We also have contacted our vendors and service providers as to the status of their Year 2000 compliance. Vendors and service providers whose systems are material to our operations have confirmed they are, or expect to be, Year 2000 compliant. Although we anticipate that our computer systems and those of our providers will be adapted in time for the year 2000, it is possible Year 2000 problems still may occur. We have developed written contingency plans to ensure our business continuity through the year 2000.


CONFIRMATION STATEMENTS TO PARTICIPANTS
--------------------------------------------------------------------------------

We will send you a confirmation statement each time you change your allocation instructions, we receive a new Contribution from or for you, or you transfer any portion of your Account Balance among the Investment Alternatives. The confirmation for a new Contribution or transfer of Account Balance may be an individual statement for FPA and certain IRA Contracts or may be part of your next quarterly (or monthly, if applicable) account statement for TDA and certain IRA Contracts. You must notify us of any error in a statement within 30 days after the date we processed the change or transaction, or within 30 days after the end of the period covered by the quarterly (or monthly) statement that serves as the confirmation statement, or you will give up your right to have us correct the error.

DESIGNATION OF BENEFICIARY
--------------------------------------------------------------------------------

You may designate a Beneficiary, subject to any limits under a TDA Plan or the Code. You may change the Beneficiary while you are living, either before or after the Annuity Commencement Date, by providing us (or your employer when the employer has agreed to hold such information) with written notice of the change. The designation or change in designation will take effect when we (or your employer, if applicable) receive the notice, whether or not you are living at the time we receive the notice. We will not be liable for any payment or settlement we make before we receive the notice of Beneficiary or change of Beneficiary.

Some TDA Plans require that if a TDA Participant is legally married, the Beneficiary will be the Eligible Spouse unless we have received the Eligible Spouse's consent to permit another Beneficiary. The consent must:

   - be in writing,

   - be signed by the Eligible Spouse and witnessed either by a notary public or a Plan representative,

   - agree to your election to waive any qualified preretirement survivor annuity and qualified joint and survivor annuity forms of benefit that otherwise would be applicable, and

   - agree to the designation of a Beneficiary other than your Eligible
     Spouse.

If you want to make subsequent Beneficiary designations or selections of forms of annuity benefit, your Eligible Spouse must provide written consent in the same manner.

If no Beneficiary designated by you is living at the time of your death during the Accumulation Period (or the Annuitant under an FPA Contract, if different, dies during the Accumulation Period), or when the Annuitant dies (and the joint Annuitant, if any dies) during the Annuity Period, we will pay a single sum payment or the commuted value of any remaining periodic payments to a Beneficiary or Beneficiaries determined under the Contract. The Contract lists classes of Beneficiaries in an order of preference. We will pay the surviving family member(s) in the first class of Beneficiaries we find, in this order:

   - your spouse; your children; your parents; and your brothers and sisters.

If we do not find family members in these classes, we will pay the executors or administrators of your estate.

CERTAIN ADMINISTRATIVE PROVISIONS
--------------------------------------------------------------------------------

ASSIGNMENT OF CONTRACTS. There are restrictions on assignments of the Contract or Participants' interests under the Contracts.

   - Contractholders and Participants under TDA and IRA Contracts may not assign or transfer the Contract or any rights under a Contract, except as otherwise required by law.

   - The Contractholder (owner) of an FPA Contract may assign the Contract. An assignment will not be binding on us until we have recorded it, and an assignment will not apply to payments we make before we record the assignment.

MODIFICATION OR AMENDMENT OF CONTRACTS. Our rights and obligations under a Contract cannot be changed or waived, unless one of our duly authorized officers signs a written agreement to the change or waiver. No amendment or endorsement will affect the amount or terms of any Annuity Payments we provide under a Contract that commenced before the amendment or endorsement.

   - We may change a TDA Contract at any time by amendment or replacement, upon not less than 31 days' written advance notice to the Contractholder, without the consent of any Participant or the consent of any other person who is or may become entitled to benefits under the Contract. Any change we make may not affect the amount or the terms of Annuity Payments that began before such change.

   - By accepting an IRA Contract, you delegate to us the power to amend or replace that Contract to conform it to the provisions of any law, regulations, or material administrative rulings pertaining to individual retirement annuities, and to make such other changes in the Contract that we determine from time to time are necessary or appropriate. If the effect would be to substantially change the costs or benefits under the Contract, we may not make changes without your consent.

EVIDENCE OF SURVIVAL. When payment of a benefit is contingent upon the survival of any person, we may require that evidence of that person's survival be furnished to us, either by personal endorsement of the check drawn for payment, or by other means satisfactory to us.

MISSTATEMENT OF INFORMATION. If we pay a benefit under a Contract based on information that you or a Beneficiary misstated to us, we will recalculate the benefit when we learn of the misstatement. We will adjust the amount of the benefit payments, or the amount applied to provide the benefit, or both, to the proper amount we determine based on the corrected information.

If we underpaid benefits due to any misstatement, we will pay the amount of the underpayment in full with the next payment due under the Contract. If we overpaid any benefits due to a misstatement, we will deduct the overpayment to the extent possible from payments as they become due under the Contract. We will include interest on the amount of any underpayments or charge interest on overpayments, at the effective rate then required under State insurance law provisions.

INFORMATION AND DETERMINATION. Contractholders and Participants, as appropriate, must furnish us with the facts and information that we may require for the operation of the Contract including, upon request, the original or photocopy of any pertinent records held by the Contractholder or Participant. A TDA Contractholder should report to us any determination that the Contractholder makes pursuant to the terms of the Plan, if any. We may rely on reports and other information furnished by Contractholders or Participants, and we are not obligated to inquire as to the accuracy or completeness of such reports and information.

PARTICIPATION IN DIVISIBLE SURPLUS
--------------------------------------------------------------------------------

We are a mutual life insurance company and consequently have no stockholders. Contractholders or Participants share in our earnings with respect to amounts they allocate to our General Account. We can give no assurance as to the amount of divisible surplus, if any, that will be available for distribution under the Contracts in the future. Determination of surplus is within the sole discretion of our Board of Directors.

                    FEDERAL TAX INFORMATION FOR PARTICIPANTS
--------------------------------------------------------------------------------

For Federal income tax purposes, the Separate Account is not separate from us, and its operations are considered part of our operations. Under existing Federal income tax law, we do not pay taxes on the net investment income and realized capital gains earned by the Separate Account. We reserve the right, however, to make a deduction for taxes if in the future we must pay tax on the Separate Account's operations.

OBTAINING TAX ADVICE
--------------------------------------------------------------------------------

THE DESCRIPTION BELOW OF THE CURRENT FEDERAL TAX STATUS AND CONSEQUENCES FOR PARTICIPANTS UNDER THE CONTRACTS DOES NOT COVER EVERY POSSIBLE SITUATION AND IS FOR INFORMATION PURPOSES ONLY. TAX PROVISIONS AND REGULATIONS MAY CHANGE AT ANY TIME. Tax results may vary depending upon your individual situation, and special rules may apply to you in certain cases. You also may be subject to State and local taxes, which may not correspond to the Federal tax provisions, especially for Roth IRAs.

For these reasons, you or Beneficiary should consult a qualified tax adviser for complete tax information, including advice concerning the form of IRA Contract to purchase and methods for determining the minimum required distributions under IRA Contracts (other than Roth IRAs) and TDA Contracts.

This Prospectus does not discuss the requirements and limitations under the Code applicable to employers in establishing and maintaining SEPs and SIMPLEs or for the deductibility of employer contributions. Employers should consult their own qualified tax advisers for this information.

PAYMENTS UNDER ANNUITY CONTRACTS GENERALLY
--------------------------------------------------------------------------------

Section 72 of the Code describes the income taxation of payments under annuity contracts, either during the accumulation period or after the annuity commencement date. We intend that the provisions of Section 72 will apply to payments we make under FPA and IRA Contracts issued directly to individual Participants or under TDA Contracts. Other provisions of the Code may apply to payments we make under an FPA Contract issued to an employer for its deferred compensation plan obligations.

SPECIAL TREATMENT FOR WITHDRAWALS UNDER ROTH IRAS. The discussion below on the taxation of IRA Contract withdrawals is applicable to IRA Contracts, other than distributions from Roth IRA Contracts. Participants receive special tax treatment for withdrawals from Roth IRA Contracts, as discussed under "Roth IRA Contracts--Qualified Distributions" and "Roth IRA Contracts--Nonqualified Distributions; When Penalty Tax is Not Due".

GENERAL RULES FOR WITHDRAWALS UNDER CONTRACTS OTHER THAN ROTH IRAS. The general rule is that you must receive a payment under a Contract or Plan in order to be subject to income taxation. If you are an individual, you do not include in gross income the interest and investment earnings we credit to your Account Balance until you withdraw or otherwise receive such amounts. If the owner of an FPA Contract is not a natural person, or if requirements of the Code relating to deferred compensation are not met, then the owner may be required to include in gross income the interest and investment earnings on amounts under the Contract.


When you receive a distribution or Annuity Payments, all or part of the payments will be taxable to you as ordinary income. An important factor in determining the taxable portion is whether you have an INVESTMENT IN THE CONTRACT, which generally is the amount of after-tax Contributions (not deducted or excluded from gross income) that you have made and not previously withdrawn. You must report to the IRS the amount of your after-tax Contributions to an IRA Contract, other than for a Roth IRA, and you are responsible for determining the investment in the IRA Contract. See "Traditional IRA and SEP IRA Contracts--Deduction of Contributions from Gross Income".


The following are general concepts, and you should refer to the discussions below for your type of Contract.

   - If you do not have an investment in the contract, you must include in gross income the entire amount received during the tax year.

   - If you do have an investment in the contract, you may be able to exclude from gross income a portion of the Annuity Payments or other distribution received.

   - The amount you may exclude from gross income each year represents a partial return of your Contributions that were not tax deductible or excludable when made.

   - The EXCLUSION RATIO is a method of determining the percentage of a distribution that you may exclude from gross income for a tax year. The percentage you may exclude is calculated by dividing your investment in the contract by your expected return from the Contract.

   - The EXPECTED RETURN is the present (or discounted) value of the Annuity Payments or other periodic payments we expect to make to you.

DISTRIBUTIONS UNDER AN FPA CONTRACT
--------------------------------------------------------------------------------

ANNUITY PAYMENTS. If you begin to receive Annuity Payments, or another form of periodic payments such as an installment method for a fixed period or a fixed amount, you may apply the exclusion ratio method to determine the amount to exclude from gross income for the tax year of the distribution.

After we make Annuity Payments or other periodic distributions for a sufficient period of time, you will receive back all of your investment in the contract. Thereafter, you must include in gross income the entire amount of the Annuity Payments or other periodic distributions, except that a Participant whose Annuity Commencement Date was before January 1, 1987 may continue to use the exclusion ratio method.

WITHDRAWALS. If you make cash withdrawals, you may not use the exclusion ratio and may owe tax on up to the entire amount of the withdrawal. You must include in gross income the amount withdrawn to the extent that the value of the FPA Contract immediately before the withdrawal is greater than your investment in the contract. In effect, you must treat withdrawals as first being withdrawals of the increase in value under the Contract, and you are taxed on the entire amount of interest and earnings under the FPA Contract before you may recover the investment in the contract. A different method may be applicable for withdrawals under FPA Contracts issued on or before August 14, 1982 (SEE "Obtaining Tax Advice").

LUMP SUM PAYMENTS. If you receive a single lump sum payment, you must include in gross income, for the tax year in which you receive the lump sum, the difference between the amount of the lump sum payment and the amount of your investment in the contract.

DISTRIBUTIONS UNDER TDA AND IRA CONTRACTS (OTHER THAN ROTH IRAS)
--------------------------------------------------------------------------------

A TDA Participant who makes Contributions by salary reduction does not have any investment in the contract. A Participant under an IRA Contract (other than a Roth IRA) who makes any "after-tax" Contributions will have an investment in the contract.

ANNUITY PAYMENTS. If you have an investment in the contract and begin to receive Annuity Payments, or another form of periodic payments such as an installment method for a fixed period or a fixed amount, you may apply the exclusion ratio method to determine the amount to exclude from gross income for the tax year of the distribution. The exclusion ratio method continues to apply until you recover the investment in the contract. After that time, you will have to include the full amount of each Annuity Payment in gross income for each taxable year.


WITHDRAWALS. If you receive amounts (that are not Annuity Payments) under an IRA or TDA Contract and you have an investment in the contract, you generally may exclude a portion of the payments from gross income. You may exclude from gross income an amount determined by dividing your investment in the contract by your vested Account Balance as of the date of the distribution and multiplying by the amount of the distribution. The Internal Revenue Service may indicate another date for valuing your Account Balance for this purpose.


LUMP SUM PAYMENTS. If you receive a single lump sum payment of the Account Balance under an IRA or TDA Contract, you must include in gross income, for the tax year in which you receive the payment, the difference between the amount of the payment and your investment in the contract, if any.

TDA CONTRACTS--EXCLUSION OF CONTRIBUTIONS FROM GROSS INCOME
--------------------------------------------------------------------------------

We offer the TDA Contract for use with tax-sheltered annuity arrangements designed to meet the provisions of Section 403(b) of the Code. Under Section 403(b), Participants who are employees of public schools and organizations that are exempt from tax under Section 501(c)(3) of the Code may exclude from their gross income the Contributions applied to purchase annuity contracts on their behalf. This exclusion is subject to the following limits:

   - The aggregate Contributions per year for each employee cannot exceed the "exclusion allowance" set forth in Section 403(b)(2) of the Code or, if applicable, the contribution limitation in Section 415(c) of the Code.

   - For Contributions under a salary reduction agreement, an additional limitation contained in Section 402(g) of the Code is applicable.

Contributions that you may exclude usually are limited to the smallest amount under these provisions. In general, the limitations are as follows:

   - The total Contribution for a year cannot exceed the excess of 20% of the employee's includable compensation for that year (prior to any reduction for salary reduction contributions made during the year), multiplied by the employee's years of service, minus any amounts contributed by the employer and excludable from the employee's gross income for any prior taxable years;

   - Contributions cannot exceed the lesser of $30,000 or 25% of your includable compensation, with compensation limited to $160,000 for 1999 (to be indexed for inflation in subsequent years);

   - Your contributions through salary reduction may not exceed $10,000 per year. (A special "catch-up," available to employees with 15 or more years of service with the employer who have not made maximum contributions in prior years, may increase that amount by up to $3,000 per year, to a maximum "catch-up" of $15,000.)

Under certain circumstances, the tax law may allow you to make special elections that would increase the amount of Contributions you may exclude from gross income.


TRADITIONAL IRA AND SEP IRA CONTRACTS--DEDUCTION OF CONTRIBUTIONS FROM GROSS INCOME

--------------------------------------------------------------------------------


You may deduct from gross income your Contributions to a Traditional or SEP IRA Contract up to a maximum of $2,000 or 100% of annual compensation, whichever is less. The deductible amount depends on whether or not you participate (and if you are married, whether or not your spouse participates) in a pension or profit-sharing plan, a tax-sheltered annuity arrangement, a SEP, a SIMPLE or an eligible 457 plan (a PENSION ARRANGEMENT) and, if so, on your Federal adjusted gross income (AGI).


   - If you are not-married and do not participate in a pension arrangement, or if you are married and neither you nor your spouse participates in a pension arrangement, you may deduct the maximum deductible amount.

   - When (1) you (whether or not married) participate in a pension arrangement, or if you are married and do not participate in a pension arrangement but your spouse participates in a pension arrangement, and
     (2) you have AGI over a specified amount, then you either will not be able to deduct Contributions, or the amount that you may deduct will be reduced.

  The maximum deductible amount is reduced in 1999 by $1 for every $5 of your AGI over $31,000 if not married, or over $51,000 if married and filing jointly (with these amounts increasing each year until 2007), or $0 if married and filing separately. As a result, you may not deduct Contributions under an IRA Contract once your AGI for 1999 reaches $41,000 if you are not married, or $61,000 if you are married and filing jointly (such amounts to increase each year until 2007) or $10,000 if married and filing separately.

   - If you are married, participate in a pension arrangement, and make Contributions to a spousal IRA of up to $2,000 (minus any amount the spouse contributes to an IRA for the same tax year) for a spouse who does not participate in a pension arrangement, you may deduct the

     Contribution to the spousal IRA from gross income if you and your spouse file a joint federal income tax return and your combined AGI is not more than $150,000. The deduction is reduced by $1 for every $5 of AGI over $150,000, and the deduction is zero at $160,000.

NON-DEDUCTIBLE CONTRIBUTIONS. If you do not qualify to deduct all or part of your Contributions to an IRA under the above rules, you may still make non-deductible Contributions. The maximum non-deductible Contribution is $2,000 or 100% of annual compensation, whichever is less, reduced by the amount of your deductible contribution for the year and by any contribution you make to a Roth IRA, other than rollovers to a Roth IRA. You also may make non-deductible Contributions up to $2,000 to a spousal IRA for your spouse for any tax year, reduced by any contributions to an IRA (including a Roth IRA) made by your spouse for the same tax year and any deductible Contribution for the year. Excess Contributions may result in adverse income tax consequences to you.


If you make a non-deductible contribution to an IRA, you must report the amount of that contribution to the IRS when filing an income tax return for the year. You are responsible for maintaining your own records regarding non-deductible contributions. We will presume that all Contributions to our Traditional IRA and SEP IRA Contracts are deductible, including for tax reporting purposes. When we make distributions to you, it is your responsibility to make any appropriate adjustments when you report the distributions to the IRS on your income tax return for the year of distribution.


These limits on Contributions, however, do not apply to tax-free rollovers from other qualified retirement plans. (See "Who May Purchase a Contract and Make Contributions--Payment of Contributions".)

SIMPLE IRAS--EXCLUSION OF CONTRIBUTIONS FROM GROSS INCOME; ROLLOVER LIMITATION
--------------------------------------------------------------------------------

You may exclude Contributions to a SIMPLE IRA from gross income for Federal income tax purposes.

During the first two years of participation in a SIMPLE, you may rollover amounts from a SIMPLE IRA only to another SIMPLE IRA. After the two year period, you may rollover amounts from a SIMPLE IRA to any IRA (other than a Roth IRA).

PENALTY TAXES FOR WITHDRAWALS
--------------------------------------------------------------------------------

In addition to ordinary income taxation, Section 72 of the Code imposes a penalty tax on premature withdrawals, which are withdrawals before you have reached age 59 1/2. This penalty tax is equal to 10% of the amount of the premature withdrawal that you include in gross income. However, if you make any withdrawals from a SIMPLE IRA within the first two years of your participation in the employer's SIMPLE, the early withdrawal penalty increases to 25% from 10%. Other Federal income tax penalties may apply to amounts or withdrawals under IRA and TDA Contracts. See "Obtaining Tax Advice".

FPA CONTRACTS--WHEN NO PENALTY TAX IS DUE
--------------------------------------------------------------------------------

The taxable amount of a withdrawal you make before you reach age 59 1/2 is not subject to a penalty tax if:

1.  You have died or become disabled;

2. The withdrawal is part of a series of substantially equal periodic payments made over your life (or life expectancy) or over the joint lives (or joint life expectancies) of you and the Beneficiary;

3. The withdrawn amount is attributable to Contributions made prior to August 14, 1982;

4. The Contract was purchased in conjunction with a plan that meets the requirements of Section 401(a) or was issued under an IRA or TDA (but such payment may be subject to a similar tax applicable to premature distributions from such retirement plans);

5.  The withdrawal is under an immediate annuity contract; or

6. The Contract was purchased for an employee by a plan upon its termination, provided the plan met the requirements of Section 401(a) or Section 403(a) of the Code.

For premature payments received under FPA Contracts issued before January 19, 1985, the penalty tax may be only 5% and additional exceptions may apply to certain amounts (see "Obtaining Tax Advice").

TDA AND IRA CONTRACTS--WHEN NO PENALTY TAX IS DUE
--------------------------------------------------------------------------------

The taxable amount of a withdrawal you make before you reach age 59 1/2 is not subject to a penalty tax if:

1.  You have died or become disabled.

2. The withdrawals are Annuity Payments made over your life (or life expectancy) or the joint lives (or joint life expectancies) of you and the Beneficiary.

3. The withdrawals are to pay your medical expenses, or of your spouse or dependents, if the medical expenses would be deductible by you for Federal income tax purposes. (Generally, a taxpayer may deduct medical expenses if they are not covered by health insurance or otherwise reimbursed and they exceed 7.5% of the taxpayer's adjusted gross income.)

4. Under an IRA Contract, the withdrawal is to pay your health insurance premiums, or the premiums for your spouse or dependents, if you have received unemployment compensation for at least 12 weeks and you meet certain other eligibility requirements.

5. Under an IRA Contract, the withdrawal is for the payment of qualifying post-secondary (college) education expenses.

6. Under an IRA Contract, the withdrawal is for qualified first-time home buyer expenses (up to $10,000 per lifetime), OR

7. Under a TDA Contract, the withdrawal is to you when you have reached 55 years old and subsequently ended your employment with the employer who maintains the Contract.

ROTH IRA CONTRACTS--QUALIFIED DISTRIBUTIONS. You receive tax-free any distribution that is a QUALIFIED DISTRIBUTION from a Roth IRA Contract. The distribution also is penalty tax free, except for certain withdrawals from rollover or conversion Contributions as described below.

A qualified distribution is a distribution made:

1. After the end of the five-year period beginning with the year in which you first contributed to the Roth IRA Contract; AND

2.  In one of the following circumstances:

   a) You are age 59 1/2 or older; or

   b) You have died or become disabled; or

   c) For qualified first-time home buyer expenses (up to $10,000 per lifetime).

ROTH IRA CONTRACTS--NON-QUALIFIED DISTRIBUTIONS; WHEN PENALTY TAX IS NOT
DUE. Any withdrawal by you that is not a "qualified distribution" is first considered to be a return of your after-tax Contributions. Withdrawals of after-tax Contributions are not subject to taxation or, except as noted below for rollover or conversion Contributions, subject to the 10% penalty tax. After you have recovered all Contributions under the Roth IRA Contract, you will be taxed at ordinary income rates on the amount of investment earnings withdrawn and may be subject to the penalty tax on the taxable amount. (For purposes of this rule, you must aggregate all of your Roth IRA contracts.)


There is no penalty tax for withdrawals that are not Qualified Distributions if one of the Traditional IRA exceptions to the penalty tax applies. See "TDA and IRA Contracts--When No Penalty Tax is Due" above.


ROTH IRA CONTRACTS--SPECIAL PENALTY TAX ON WITHDRAWALS OF ROLLOVER OR CONVERSION CONTRIBUTIONS. Your withdrawal from a Roth IRA Contract is subject to the 10% penalty for premature withdrawals, even though the amount withdrawn is not taxable, if:

   - the amount withdrawn was rolled over or converted from a Regular IRA Contract, and

   - the withdrawal is within the 5 tax year period beginning with the tax year in which you made the rollover or conversion.

Each rollover or conversion contribution has its own separate 5 tax year period for purposes of this special penalty tax. If you make Contributions from rollovers or conversions to the same Roth IRA Contract to which you make other Contributions, then:

   - your withdrawals will be considered to come first from Contributions other than the rollover or conversion Contributions, and

   - withdrawals of rollover or conversion Contributions will be considered to come first from the oldest of these Contributions, for purposes of calculating the 5 tax year period.

MINIMUM DISTRIBUTIONS UNDER TDA AND IRA CONTRACTS
--------------------------------------------------------------------------------

The Code contains a series of rules that require you (or your Beneficiary) to take minimum distributions under IRA and TDA Contracts beginning at a certain time (called the REQUIRED BEGINNING DATE). For Roth IRAs, however, distributions are not required until the death of the Participant. Generally, you may take the required amount from the TDA or IRA Contract we have issued, or from other TDA or IRA contracts that you have.

Distributions under IRA Contracts (other than Roth IRAs) must begin by April 1 of the year following the year in which you reach age 70 1/2, even if you do not retire.

Distributions under TDA Contracts must begin by April 1 of the year following the year you attain age 70 1/2, unless you are still employed by the TDA Contractholder (employer). However, distributions of your pre-1987 Account Balance (if any) generally must begin in the year after you reach age 75.

You may elect to calculate the required minimum distribution amount by one of several methods, and you should consult a tax adviser in making the election. We will provide explanatory information to Participants before their Required Beginning Dates. If you do not satisfy the minimum distribution requirements, you may owe a penalty tax equal to 50% of the difference between the required minimum and the actual amount you withdrew.

Federal tax law provisions concerning distributions upon the death of a Participant may reduce the period over which a Beneficiary may take or defer receipt of the death benefit. SEE "Our Payment of Account Balance to You or a Beneficiary--Death Benefit Prior to Annuity Commencement Date".

ESTATE TAXES; TAX LIABILITY OF BENEFICIARY FOR DEATH BENEFIT
--------------------------------------------------------------------------------

The death benefit payable to your Beneficiary is included in your estate for Federal estate tax purposes in most circumstances. An exception to this rule may apply for an FPA Contract if you did not own or control the Contract at the time of (and for a period before) death. SEE "Obtaining Tax Advice."

A Beneficiary will not receive a "stepped-up basis" for the increase in value under your Contract over the amount of your Contributions. The gain under a Contract is called "income in respect of a decedent" (IRD), and the Beneficiary may owe income tax at ordinary income rates on the IRD when the Beneficiary receives the death benefit. SEE "Obtaining Tax Advice." If your estate pays any estate tax on the death benefit, the Beneficiary may be able to credit the estate tax paid against the income tax the Beneficiary owes. A Beneficiary should consult a tax adviser for a complete explanation of the rules that will apply to the Beneficiary's particular situation.

WITHHOLDING ON ANNUITY PAYMENTS AND OTHER DISTRIBUTIONS
--------------------------------------------------------------------------------

We are required to withhold Federal income tax on Annuity Payments and other distributions, such as lump sum distributions or withdrawals. In addition, certain states require us to withhold if Federal withholding is applicable. In some instances, you may elect to have us not withhold Federal income tax.

When you (or a Beneficiary) request withdrawals or Annuity Payments, we will give detailed information and advise you (or your Beneficiary) of possible elections to be made. Participants and Beneficiaries should carefully review information they receive from us.

FPA AND IRA CONTRACTS. We are required to withhold Federal income tax on Annuity Payments and other distributions, such as partial or lump sum withdrawals, unless the recipient has provided us with a valid election not to have Federal income tax withheld. You at any time may revoke an election not to withhold. If you revoke an election, we will begin withholding.

We will withhold only against the taxable portion of the Annuity Payments or of the other distributions. The rate we use will be determined based upon the nature of the distribution(s).

   - For Annuity Payments, we will withhold Federal tax in accordance with the Annuitant's withholding certificate. If an Annuitant does not file a withholding certificate with us, we will withhold Federal tax from Annuity Payments on the basis that the Annuitant is married with three withholding exemptions.

   - For most withdrawals, we will withhold Federal tax at a flat 10% rate of the amount withdrawn.

TDA CONTRACTS. Most withdrawals are subject to automatic 20% federal income tax withholding unless you elect to have us pay the withdrawal directly, as a tax-free rollover, to another eligible plan or an IRA. The same rules generally apply to payments of death benefits to a surviving spouse Beneficiary, or to payments to a spouse or former spouse in connection with a divorce or separation decree or court order, except that a surviving spouse Beneficiary may have a direct rollover made to an IRA.

The automatic 20% withholding does not apply to any distribution that is:

   - one of a series of substantially equal periodic payments (not less frequently than annually) made for

       DIAMONDyour life (or life expectancy) or the joint lives (or joint life expectancies) of you and your Beneficiary, or

       DIAMONDa specified period of 10 years or more, or

   - a minimum distribution required under Section 401(a)(9) of the Code.

Tax withholding at different rates, usually 10%, generally does apply to these payments, but payees may be able to elect to waive withholding. Death benefit payments to non-spouse Beneficiaries generally are subject to tax withholding at different rates, but such payees also can elect to waive withholding. Certain small payments may be exempt from direct rollover and tax withholding rules.

            YOUR VOTING RIGHTS FOR MEETINGS OF THE UNDERLYING FUNDS
--------------------------------------------------------------------------------

We will vote the shares of the Underlying Funds owned by the Separate Account at regular and special meetings of the shareholders of the Underlying Funds. We will cast our votes according to instructions we receive from Participants. The number of Underlying Fund shares that we may vote at a meeting of shareholders will be determined as of a record date set by the Board of Directors or Trustees of the Underlying Fund.

We will vote 100% of the shares that a Separate Account Fund owns. If you do not send us voting instructions, we will vote the shares attributable to your Account Balance in the same proportion as we vote shares for which we have received voting instructions from Participants. We will determine the number of Accumulation Units attributable to each Participant for purposes of giving voting instructions as of the same record date used by the Underlying Fund.

Each Participant who has the right to give us voting instructions for a shareholders' meeting of an Underlying Fund will receive information about the matters to be voted on, including the Underlying Fund's proxy statement and a voting instructions form to return to us.

We may elect to vote the shares of the Underlying Funds held by our Separate Account in our own discretion if the Investment Company Act of 1940 is amended, or if the present interpretation of the Act changes with respect to our voting of these shares.
             PERFORMANCE INFORMATION FOR THE SEPARATE ACCOUNT FUNDS
--------------------------------------------------------------------------------

MONEY MARKET FUND
--------------------------------------------------------------------------------

From time to time, we may include quotations of the YIELD and EFFECTIVE YIELD of the Separate Account's Money Market Fund in advertisements, sales literature or reports to Participants. These yield figures show historical performance of the Fund assuming a hypothetical investment for the period indicated in the yield quotation. Yield figures do not indicate future performance.

   - The yield of the Money Market Fund refers to the net investment income generated by the Fund over a specified seven-day period (with the ending date stated). We then annualize this income. That is, we assume that the amount of income the Fund generates during that week is generated during each week in a 52-week period and we show the income as a percentage.

   - The effective yield is calculated similarly to yield, except that when we annualize income, we assume that the income earned by an investment in the Fund is reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Yield and effective yield for the Money Market Fund will vary based on its expenses and the performance of the Investment Company Money Market Fund, which reflects (among other things) changes in market conditions and the level of its expenses.

TOTAL RETURN OF FUNDS
--------------------------------------------------------------------------------


From time to time, we include quotations of a Separate Account Fund's TOTAL RETURN in advertisements, sales literature or reports to Participants. Total return figures for a Fund show historical performance of a Fund assuming a hypothetical investment and that amounts under a Contract were allocated to the Separate Account Fund when it commenced operations. Total return figures do not indicate future performance.


Total return quotations are expressed in terms of average annual compounded rates of return for all periods quoted and assume that all dividends and capital gains distributions were reinvested. Total return for a Separate Account Fund will vary based on its expenses and the performance of its Underlying Fund, which reflects (among other things) changes in market conditions and the level of the Underlying Fund's expenses.

                     FUNDING AND OTHER CHANGES WE MAY MAKE
--------------------------------------------------------------------------------

We reserve the right to make certain changes to the Separate Account Funds and to the Separate Account's operations. In making changes, we will comply with applicable law and will obtain the approval of Participants and/or the Contractholders, if required. We may:

   - create new investment funds of the Separate Account at any time;

   - to the extent permitted by State and Federal law, modify, combine or remove investment funds in the Separate Account;

   - transfer assets we have determined to be associated with the class of contracts to which the Contracts belong from one investment fund of the Separate Account to another investment fund;

   - create additional separate accounts or combine any two or more accounts including the Separate Account;

   - transfer assets we have determined to be associated with the class of contracts to which the Contracts belong from the Separate Account to another separate account of ours by withdrawing the same percentage of each investment in the Separate Account, with appropriate adjustments to avoid odd lots and fractions;

   - operate the Separate Account as a diversified, open-end management investment company under the 1940 Act, or in any other form permitted by law, and designate an investment advisor for its management, which may be us, an affiliate of ours or another person;

   - deregister the Separate Account under the 1940 Act; and

   - operate the Separate Account under the general supervision of a committee, any or all the members of which may be interested persons (as defined in the 1940 Act) of ours or our affiliates, or discharge the committee for the Separate Account.

                     DEFINITIONS WE USE IN THIS PROSPECTUS
--------------------------------------------------------------------------------

ACCOUNT BALANCE--The value of a Participant's Accumulation Units in the Separate Account Funds plus the value of amounts held in the General Account for the Participant, during the Accumulation Period. Depending on its use in this Prospectus, the term "Account Balance" may mean all or any part of your total Account Balance.

ACCUMULATION PERIOD--For a Participant, the period under a Contract when Contributions are made or held for the Participant. The Accumulation Period ends at the Annuity Commencement Date, or the date the Participant withdraws the Account Balance in full before the Annuity Commencement Date.

ACCUMULATION UNIT--A measure we use to calculate the value of a Participant's interest in each of the Funds of the Separate Account. Each Fund has its own Accumulation Unit value.

ANNUITANT--A person who is receiving Annuity Payments or who will receive Annuity Payments after the Annuity Commencement Date. We use the life expectancy of the Annuitant(s) as a factor in determining the amount of monthly Annuity Payments for annuities with a life contingency.

ANNUITY COMMENCEMENT DATE--The date Annuity Payments become payable under a Contract or become payable as the death benefit for a Beneficiary. A Participant, or a Beneficiary entitled to a death benefit, selects the Annuity Commencement Date. All of your Account Balance is used to provide Annuity Payments.

ANNUITY PAYMENTS--A series of equal monthly payments from us to an Annuitant. The amount of the Annuity Payments will depend on your Account Balance on the Annuity Commencement Date and the form of annuity selected. The Annuity Payments may be for the Annuitant's life, for a minimum period of time, for the joint lifetime of the Annuitant and the Annuitant's joint Annuitant, or for such other specified period as we may permit.

BENEFICIARY(IES)--The person(s) named by a Participant to receive (1) the death benefit under the Contract if during the Accumulation Period the Participant dies (or if the Participant is not the Annuitant, if the Annuitant dies first), or (2) after the Annuity Commencement Date, any remaining Annuity Payments (or their commuted value) if the Annuitant dies and the joint Annuitant, if any, dies.

CODE--The Internal Revenue Code of 1986, as amended. Depending on the context, the term Code includes the regulations adopted by the Internal Revenue Service for the Code section being discussed.

CONTRACT(S)--One (or more) of the group (TDA) and individual (IRA and FPA) variable accumulation annuity contracts described in this Prospectus.

CONTRACTHOLDER--An entity to which we have issued a TDA Contract. The Contractholder may be an employer, or an association representing employers or employees.

CONTRIBUTIONS--Amounts contributed from time to time under a Contract during the Accumulation Period.

ELIGIBLE SPOUSE--The person to whom a Participant or Annuitant is legally married.


FIDELITY PORTFOLIOS--The Equity-Income Portfolio of the Variable Insurance Products Fund (FIDELITY VIP) and the Contrafund and Asset Manager Portfolios of the Variable Insurance Products Fund II (FIDELITY VIP II).


FUND OF THE SEPARATE ACCOUNT (OR FUND)--One of the subaccounts of the Separate Account. Each Fund's name corresponds to the name of the Underlying Fund in which it invests.

GENERAL ACCOUNT--Assets we own that are not in a separate account, but rather are held as part of our general assets. We sometimes refer to the General Account as the INTEREST ACCUMULATION ACCOUNT, because amounts you allocate to the General Account earn interest at a fixed rate that we change from time to time.

INVESTMENT ALTERNATIVES--Our General Account and the Funds of the Separate Account. You may allocate your Contributions and transfer your Account Balance among the Investment Alternatives, subject to any limitations under a Plan.

INVESTMENT COMPANY--Mutual of America Investment Corporation.

PARTICIPANT--Under a TDA Contract, an employee or former employee for whom we have received Contributions under a Plan. Under an IRA Contract, the individual, and under an FPA Contract, the individual or employer, to whom we issued a Contract.


PLAN--For some TDA Contracts and for SEP IRA and SIMPLE IRA Contracts, a retirement plan adopted by an employer for which a Contract has been purchased to provide benefits.


ROTH IRA--An IRA Contract designated as a Roth IRA, in accordance with Code
Section 408A.

SCUDDER PORTFOLIOS--The following three portfolios of the Scudder Variable Life Investment Fund: the Capital Growth Portfolio, the Bond Portfolio and the International Portfolio.

SEPARATE ACCOUNT--Mutual of America Separate Account No. 2, a separate account we established to receive and invest deposits made under variable accumulation annuity contracts. The assets of the Separate Account are set aside and kept separate from our other assets.

SEP IRA--An IRA Contract purchased by an employee in connection with a Simplified Employee Pension (SEP) adopted by the employer.

SIMPLE IRA--An IRA Contract purchased by an employee under a Savings Incentive Match Plan for Employees (SIMPLE) adopted by the employer.


TRADITIONAL IRA--An IRA Contract other than a Roth IRA, SEP IRA or SIMPLE IRA Contract.


UNDERLYING FUNDS--The funds or portfolios that are invested in by the Separate Account Funds.

VALUATION DAY--Each day that the New York Stock Exchange is open for business until the close of the New York Stock Exchange that day.

VALUATION PERIOD--A period beginning on the close of business of a Valuation Day and ending on the close of the next Valuation Day.

WE, US, OUR, MUTUAL OF AMERICA--Refer to Mutual of America Life Insurance
Company.

YOU, YOUR--Refer to a Participant.

                    OUR STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

The Statement of Additional Information contains more information about the Contracts and our operations.

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

Distribution of the Contracts             Legal Proceedings
Calculation of Accumulation Unit          Legal Matters
Values                                    Experts
Yield and Performance Information         Additional Information
Safekeeping of Separate Account Assets    Financial Statements
State Regulation
Periodic Reports

HOW TO OBTAIN A STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

You may receive a copy of the Statement of Additional Information at no charge by calling (212) 224-1600 or by completing the Form below and mailing it to Mutual of America Life Insurance Company, 320 Park Avenue, New York, New York 10022.


The Securities and Exchange Commission has an Internet web site at http://www.sec.gov. You may obtain our Registration Statement for the Contracts, including the SAI, and the Separate Account's semi-annual and annual financial statement reports through the Commission's Internet site. You also may obtain copies of these documents, upon your payment of a duplicating fee, by writing to the Commission's Public Reference Section, Washington, DC 20549-6009.


(PLEASE CUT HERE)
--------------------------------------------------------------------------------

To: Mutual of America Life Insurance Company

Please send me a copy of the Statement of Additional Information dated May 1, 1999 for the Tax-Deferred Annuity Plan, Individual Retirement Annuity and Flexible Premium Annuity Contracts offered by Mutual of America, and for the Voluntary Employee Contribution Program Contracts. My name and address are as follows:

--------------------------------------------------------------------------------
               Name

--------------------------------------------------------------------------------
               Street Address

--------------------------------------------------------------------------------
               City              State                  Zip

                                   APPENDIX A
             UNIT VALUE INFORMATION FOR THE SEPARATE ACCOUNT FUNDS
--------------------------------------------------------------------------------


The tables below show changes in Accumulation Unit values and in the number of units outstanding for each Separate Account Fund for the period from the commencement of operations of that Fund to December 31, 1998. (The Mid-Cap Equity Index Fund is not included because it began operations on May 1, 1999.) Arthur Andersen LLP, the Funds' independent auditor, has audited the information below for each of the years in the seven year period ended December 31, 1998. The Funds' previous auditor audited information for each of the three years in the period ended December 31, 1991. The Investment Company's financial statements for the year ended December 31, 1998, along with Arthur Andersen LLP's report thereon, are available to you by calling 1-800-468-3785.



We calculate Accumulation Unit values from the net asset values of the Underlying Funds. The All America Fund (previously called the Stock Fund) of the Investment Company changed its name and its investment objectives and policies and added subadvisers on May 1, 1994. Prior to January 1, 1998, the Calvert Social Balanced Portfolio was known as the Calvert Responsibly Invested Balanced Portfolio, and prior to May 1, 1995, that Portfolio was known as the Calvert Socially Responsible Series and had a different subadviser. Before May 1, 1997, the American Century VP Capital Appreciation Fund was called the TCI Growth Fund.


                                                                  INVESTMENT COMPANY ALL AMERICA FUND
                                   -------------------------------------------------------------------------------------------------
                                     1998       1997       1996       1995       1994       1993       1992       1991       1990
                                   ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Unit value, beginning of year....  $    6.76  $    5.39  $    4.52  $    3.35  $    3.36  $    3.03  $    2.97  $    2.41  $    2.47
                                   ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
                                   ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Unit value, end of year..........  $    8.09  $    6.76  $    5.39  $    4.52  $    3.35  $    3.36  $    3.03  $    2.97  $    2.41
                                   ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
                                   ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Thousands of accumulation units
 outstanding, end of year........     49,275     51,312     49,798     43,620     38,669     36,510     32,352     26,173     20,973
                                   ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
                                   ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------


                                     1989
                                   ---------
Unit value, beginning of year....  $    1.98
                                   ---------
                                   ---------
Unit value, end of year..........  $    2.47
                                   ---------
                                   ---------
Thousands of accumulation units
 outstanding, end of year........     20,157
                                   ---------
                                   ---------


                                                                   INVESTMENT COMPANY COMPOSITE FUND
                                   -------------------------------------------------------------------------------------------------
                                     1998       1997       1996       1995       1994       1993       1992       1991       1990
                                   ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Unit value, beginning of year....  $    4.36  $    3.75  $    3.39  $    2.82  $    2.95  $    2.55  $    2.43  $    2.08  $    2.04
                                   ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
                                   ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Unit value, end of year..........  $    4.93  $    4.36  $    3.75  $    3.39  $    2.82  $    2.95  $    2.55  $    2.43  $    2.08
                                   ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
                                   ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Thousands of accumulation units
 outstanding, end of year........     59,833     61,359     66,715     70,558     73,239     71,215     50,944     43,115     37,461
                                   ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
                                   ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------


                                     1989
                                   ---------
Unit value, beginning of year....  $    1.73
                                   ---------
                                   ---------
Unit value, end of year..........  $    2.04
                                   ---------
                                   ---------
Thousands of accumulation units
 outstanding, end of year........     32,716
                                   ---------
                                   ---------


                                                                     INVESTMENT COMPANY BOND FUND
                                   -------------------------------------------------------------------------------------------------
                                     1998       1997       1996       1995       1994       1993       1992       1991       1990
                                   ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Unit value, beginning of year....  $    3.00  $    2.75  $    2.69  $    2.28  $    2.39  $    2.13  $    1.99  $    1.73  $    1.67
                                   ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
                                   ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Unit value, end of year..........  $    3.17  $    3.00  $    2.75  $    2.69  $    2.28  $    2.39  $    2.13  $    1.99  $    1.73
                                   ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
                                   ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Thousands of accumulation units
 outstanding, end of year........     17,746     12,671     12,548     12,083     10,601     12,244      9,203      6,152      5,235
                                   ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
                                   ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------


                                     1989
                                   ---------
Unit value, beginning of year....  $    1.49
                                   ---------
                                   ---------
Unit value, end of year..........  $    1.67
                                   ---------
                                   ---------
Thousands of accumulation units
 outstanding, end of year........      4,164
                                   ---------
                                   ---------


                                                                 INVESTMENT COMPANY MONEY MARKET FUND
                                   -------------------------------------------------------------------------------------------------
                                     1998       1997       1996       1995       1994       1993       1992       1991       1990
                                   ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Unit value, beginning of year....  $    1.95  $    1.87  $    1.80  $    1.72  $    1.68  $    1.65  $    1.62  $    1.54  $    1.44
                                   ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
                                   ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Unit value, end of year..........  $    2.03  $    1.95  $    1.87  $    1.80  $    1.72  $    1.68  $    1.65  $    1.62  $    1.54
                                   ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
                                   ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Thousands of accumulation units
 outstanding, end of year........     19,121     16,831     17,511     17,502     17,653     15,815     16,545     15,656     13,972
                                   ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
                                   ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------


                                     1989
                                   ---------
Unit value, beginning of year....  $    1.33
                                   ---------
                                   ---------
Unit value, end of year..........  $    1.44
                                   ---------
                                   ---------
Thousands of accumulation units
 outstanding, end of year........      8,570
                                   ---------
                                   ---------


                                                           INVESTMENT COMPANY                           INVESTMENT COMPANY
                                                           EQUITY INDEX FUND                            MID-TERM BOND FUND
                                   ------------------------------------------------------------------  --------------------
                                     1998       1997       1996       1995       1994        1993*       1998       1997
                                   ---------  ---------  ---------  ---------  ---------  -----------  ---------  ---------
Unit value, beginning of
 period..........................  $    2.26  $    1.72  $    1.42  $    1.05  $    1.05   $    1.00   $    1.26  $    1.19
                                   ---------  ---------  ---------  ---------  ---------       -----   ---------  ---------
                                   ---------  ---------  ---------  ---------  ---------       -----   ---------  ---------
Unit value, end of period........  $    2.86  $    2.26  $    1.72  $    1.42  $    1.05   $    1.05   $    1.32  $    1.26
                                   ---------  ---------  ---------  ---------  ---------       -----   ---------  ---------
                                   ---------  ---------  ---------  ---------  ---------       -----   ---------  ---------
Thousands of accumulation units
 outstanding, end of period......     94,019     68,462     35,660     17,109      4,644       2,135       7,325      4,478
                                   ---------  ---------  ---------  ---------  ---------       -----   ---------  ---------
                                   ---------  ---------  ---------  ---------  ---------       -----   ---------  ---------


                                     1996       1995       1994        1993*
                                   ---------  ---------  ---------  -----------
Unit value, beginning of
 period..........................  $    1.16  $    1.01  $    1.06   $    1.00
                                   ---------  ---------  ---------       -----
                                   ---------  ---------  ---------       -----
Unit value, end of period........  $    1.19  $    1.16  $    1.01   $    1.06
                                   ---------  ---------  ---------       -----
                                   ---------  ---------  ---------       -----
Thousands of accumulation units
 outstanding, end of period......      3,828      2,848      1,444       1,411
                                   ---------  ---------  ---------       -----
                                   ---------  ---------  ---------       -----

                                                                                                        INVESTMENT COMPANY
                                                           INVESTMENT COMPANY                           AGGRESSIVE EQUITY
                                                          SHORT-TERM BOND FUND                                 FUND
                                   ------------------------------------------------------------------  --------------------
                                     1998       1997       1996       1995       1994        1993*       1998       1997
                                   ---------  ---------  ---------  ---------  ---------  -----------  ---------  ---------
Unit value, beginning of
 period..........................  $    1.19  $    1.14  $    1.10  $    1.03  $    1.03   $    1.00   $    2.15  $    1.80
                                   ---------  ---------  ---------  ---------  ---------       -----   ---------  ---------
                                   ---------  ---------  ---------  ---------  ---------       -----   ---------  ---------
Unit value, end of period........  $    1.24  $    1.19  $    1.14  $    1.10  $    1.03   $    1.03   $    2.02  $    2.15
                                   ---------  ---------  ---------  ---------  ---------       -----   ---------  ---------
                                   ---------  ---------  ---------  ---------  ---------       -----   ---------  ---------
Thousands of accumulation units
 outstanding, end of period......      3,164      2,355      2,129      1,447      1,132         747      63,176     71,468
                                   ---------  ---------  ---------  ---------  ---------       -----   ---------  ---------
                                   ---------  ---------  ---------  ---------  ---------       -----   ---------  ---------


                                     1996       1995        1994*
                                   ---------  ---------  -----------
Unit value, beginning of
 period..........................  $    1.43  $    1.05   $    1.00
                                   ---------  ---------       -----
                                   ---------  ---------       -----
Unit value, end of period........  $    1.80  $    1.43   $    1.05
                                   ---------  ---------       -----
                                   ---------  ---------       -----
Thousands of accumulation units
 outstanding, end of period......     49,800     20,858       9,145
                                   ---------  ---------       -----
                                   ---------  ---------       -----


                                                                           SCUDDER BOND FUND
                                   -------------------------------------------------------------------------------------------------
                                     1998       1997       1996       1995       1994       1993       1992       1991       1990
                                   ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Unit value, beginning of year....  $   12.37  $   11.48  $   11.30  $    9.69  $   10.32  $    9.30  $    8.78  $    7.54  $    7.05
                                   ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
                                   ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Unit value, end of year..........  $   13.02  $   12.37  $   11.48  $   11.30  $    9.69  $   10.32  $    9.30  $    8.78  $    7.54
                                   ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
                                   ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Thousands of accumulation units
 outstanding, end of year........      1,757      1,484      1,362      1,269      1,169      1,277      1,053        600        354
                                   ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
                                   ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------


                                     1989
                                   ---------
Unit value, beginning of year....  $    6.39
                                   ---------
                                   ---------
Unit value, end of year..........  $    7.05
                                   ---------
                                   ---------
Thousands of accumulation units
 outstanding, end of year........        221
                                   ---------
                                   ---------


                                                                      SCUDDER CAPITAL GROWTH FUND
                                   -------------------------------------------------------------------------------------------------
                                     1998       1997       1996       1995       1994       1993       1992       1991       1990
                                   ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Unit value, beginning of year....  $   29.64  $   22.11  $   18.64  $   14.67  $   16.46  $   13.80  $   13.09  $    9.48  $   10.35
                                   ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
                                   ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Unit value, end of year..........  $   36.07  $   29.64  $   22.11  $   18.64  $   14.67  $   16.46  $   13.80  $   13.09  $    9.48
                                   ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
                                   ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Thousands of accumulation units
 outstanding, end of year........     11,462     11,094      9,266      8,556      8,121      6,582      3,698      2,138      1,103
                                   ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
                                   ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------


                                     1989
                                   ---------
Unit value, beginning of year....  $    8.53
                                   ---------
                                   ---------
Unit value, end of year..........  $   10.35
                                   ---------
                                   ---------
Thousands of accumulation units
 outstanding, end of year........        844
                                   ---------
                                   ---------


                                                                      SCUDDER INTERNATIONAL FUND
                                   -------------------------------------------------------------------------------------------------
                                     1998       1997       1996       1995       1994       1993       1992       1991       1990
                                   ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Unit value, beginning of year....  $   14.46  $   13.43  $   11.85  $   10.80  $   11.06  $    8.13  $    8.48  $    7.68  $    8.41
                                   ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
                                   ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Unit value, end of year..........  $   16.93  $   14.46  $   13.43  $   11.85  $   10.80  $   11.06  $    8.13  $    8.48  $    7.68
                                   ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
                                   ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Thousands of accumulation units
 outstanding, end of year........      8,004      8,205      7,688      7,269      8,610      5,400      2,262      1,849      1,644
                                   ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
                                   ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------


                                     1989
                                   ---------
Unit value, beginning of year....  $    6.14
                                   ---------
                                   ---------
Unit value, end of year..........  $    8.41
                                   ---------
                                   ---------
Thousands of accumulation units
 outstanding, end of year........        721
                                   ---------
                                   ---------


                                                                                                                           FIDELITY
                                                                                                                            VIP II
                                                                                                                             ASSET
                                                  FIDELITY VIP                              FIDELITY VIP II                 MANAGER
                                               EQUITY-INCOME FUND                             CONTRA FUND                    FUND
                                   ------------------------------------------  ------------------------------------------  ---------
                                     1998       1997       1996       1995*      1998       1997       1996       1995*      1998
                                   ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Unit value, beginning of
 period..........................  $   27.77  $   21.93  $   19.43  $   16.30  $   20.36  $   16.59  $   13.85  $   11.43  $   21.14
                                   ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
                                   ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Unit value, end of period........  $   30.65  $   27.77  $   21.93  $   19.43  $   26.16  $   20.36  $   16.59  $   13.85  $   24.04
                                   ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
                                   ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Thousands of accumulation units
 outstanding, end of period......      4,018      3,491      2,342        728      6,742      5,656      3,880      1,792      1,488
                                   ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
                                   ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------


                                     1997       1996       1995*
                                   ---------  ---------  ---------
Unit value, beginning of
 period..........................  $   17.72  $   15.66  $   14.04
                                   ---------  ---------  ---------
                                   ---------  ---------  ---------
Unit value, end of period........  $   21.14  $   17.72  $   15.66
                                   ---------  ---------  ---------
                                   ---------  ---------  ---------
Thousands of accumulation units
 outstanding, end of period......      1,150        613        184
                                   ---------  ---------  ---------
                                   ---------  ---------  ---------



                                                                   CALVERT SOCIAL BALANCED FUND
                                   --------------------------------------------------------------------------------------------
                                     1998       1997       1996       1995       1994        1993         1992         1991*
                                   ---------  ---------  ---------  ---------  ---------  -----------  -----------  -----------
Unit value, beginning of
 period..........................  $    2.65  $    2.23  $    2.01  $    1.57  $    1.64   $    1.54    $    1.44    $    1.32
                                   ---------  ---------  ---------  ---------  ---------       -----        -----        -----
                                   ---------  ---------  ---------  ---------  ---------       -----        -----        -----
Unit value, end of period........  $    3.04  $    2.65  $    2.23  $    2.01  $    1.57   $    1.64    $    1.54    $    1.44
                                   ---------  ---------  ---------  ---------  ---------       -----        -----        -----
                                   ---------  ---------  ---------  ---------  ---------       -----        -----        -----
Thousands of accumulation units
 outstanding, end of period......     14,257     12,479     10,713      7,849      5,986       5,151        2,742          678
                                   ---------  ---------  ---------  ---------  ---------       -----        -----        -----
                                   ---------  ---------  ---------  ---------  ---------       -----        -----        -----


                                                             AMERICAN CENTURY VP CAPITAL APPRECIATION FUND
                                   -------------------------------------------------------------------------------------------------
                                     1998       1997       1996       1995       1994       1993       1992       1991       1990
                                   ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Unit value, beginning of year....  $   11.04  $   11.53  $   12.18  $    9.39  $    9.61  $    8.81  $    9.01  $    6.40  $    6.53
                                   ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
                                   ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Unit value, end of year..........  $   10.69  $   11.04  $   11.53  $   12.18  $    9.39  $    9.61  $    8.81  $    9.01  $    6.40
                                   ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
                                   ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Thousands of accumulation units
 outstanding, end of year........      3,303      4,510      7,264      8,061      6,361      5,946      5,280      3,056      1,518
                                   ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
                                   ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------


                                     1989
                                   ---------
Unit value, beginning of year....  $    5.11
                                   ---------
                                   ---------
Unit value, end of year..........  $    6.53
                                   ---------
                                   ---------
Thousands of accumulation units
 outstanding, end of year........        791
                                   ---------
                                   ---------



* The dates the Funds of the Separate Account commenced operation are as follows:Investment Company Money Market, All America, Bond and Composite Funds--January 1, 1985;Scudder Capital Growth, Bond and International Funds and American Century VP Capital Appreciation Fund-- January 3, 1989; Calvert Social Balanced Fund--May 13, 1991; Investment Company Equity Index, Short-Term Bond and Mid-Term Bond Funds--February 5, 1993; Investment Company Aggressive Equity Fund--May 2, 1994; Fidelity VIP Equity-Income Fund and Fidelity VIP II Contra and Asset Manager Funds--May 1, 1995; and Investment Company Mid-Cap Equity Index Fund--May 1, 1999.

                                   APPENDIX B
                    VOLUNTARY EMPLOYEE CONTRIBUTION PROGRAM
                    VARIABLE ACCUMULATION ANNUITY CONTRACTS
--------------------------------------------------------------------------------

A Voluntary Employee Contribution Contract (VEC CONTRACT or CONTRACT) is a group contract. It is designed to provide annuity benefits to employees participating in a retirement plan that qualifies for special Federal income tax treatment under Sections 401(a) and 403(a) of the Code (a VEC PLAN). Contractholders typically are employers, or the trustees of employers' retirement plans.

NO NEW CONTRACTS OR CONTRIBUTIONS. As a result of the Tax Reform Act of 1986, we: (1) ceased issuing new VEC Contracts as of January 1, 1987; and (2) amended previously issued VEC Contracts to prohibit new Contributions on or after January 1, 1987.

TRANSFERS FROM OTHER PLANS OR CARRIERS. A Contractholder can remit to us on your behalf, in a single sum, an amount transferred from another voluntary employee contribution plan, or from a contract between a Contractholder and us, or between the Contractholder and another insurance company.

LOANS. We made available a loan option under the VEC Contracts. If the employer elected to adopt the loan provision in the Contract, Participants have the right to borrow funds utilizing VEC Plan Account Balances as collateral. The amount of the loan permitted is governed by Section 72(p) of the Code and the Regulations thereunder, as well as the Contract terms. We will transfer from the Separate Account to the General Account an amount sufficient to serve as loan collateral, if the Participant's account value in the General Account is not adequate for collateral.

AVAILABLE INVESTMENT ALTERNATIVES. The Investment Alternatives available under a VEC Contract are limited to those available under our VEC Contracts as of January 1, 1987. These Alternatives are the General Account and the following Separate Account Funds: Investment Company Money Market, All America, Bond and Composite Funds.

Refer to "About Mutual of America Life Insurance Company", "About Our Separate Account", "Underlying Funds Invested in by Our Separate Account" and "Our General Account" in the Prospectus for additional information about the five available Investment Alternatives.

TRANSFERS AND WITHDRAWALS. VEC Participants may make transfers between the available Investment Alternatives and may make withdrawals of all or part of their Account Balances at any time prior to the Annuity Commencement Date, unless the employer's plan provides otherwise. If you have an outstanding loan, we restrict the Participant's transfers or withdrawals of the loan collateral amount in the General Account. We may take up to seven days following receipt of your withdrawal request to process the request and mail a check to the Participant. We do not currently charge for transfers or withdrawals made under VEC Contracts. We reserve the right, however, to impose a charge for transfers or withdrawals in the future.

For information about Separate Account Fund unit values, refer to "Your Account Balance in the Separate Account Funds" in the Prospectus.

SPECIFIED PAYMENTS OPTION. If the employer's plan permits, a Participant in a VEC Contract may elect after attaining age 59 1/2, or upon early retirement after age 55, to specify an amount (which may not be less than $100) to be withdrawn from the Participant's Account Balance and paid each month to the Participant. The Participant must designate the available Investment Alternative(s) from which we should make the withdrawals.

CHARGES UNDER THE CONTRACTS. Refer to "Table of Annual Expenses" and "Charges You Will Pay" in the Prospectus, for a description of the Contract and Participant charges under the Contracts.


DEATH BENEFIT PRIOR TO ANNUITY COMMENCEMENT. If a Participant dies prior to the Annuity Commencement Date, we will pay a death benefit to the Beneficiary the Participant designated to us. The Eligible Spouse will be the Beneficiary, unless the Participant designated a different Beneficiary with the written consent of the Eligible Spouse. See "Administrative Matters--Designation of Beneficiary" in the Prospectus.

See "Our Payment of Account Balance to You or a Beneficiary--Death Benefit Prior to Annuity Commencement Date" for additional information about the death benefit we will pay. In general, VEC Contracts are subject to the same rules as TDA Contracts.

TERMINATION BY MUTUAL OF AMERICA. If, upon our request, the Contractholder does not provide evidence satisfactory to us that the Plan pursuant to which the Contract is issued qualifies for the tax treatment specified under Sections 401(a) and 403(a) of the Code, then we will withdraw and pay to the Contractholder the amounts accumulated under the Contract as of the date of withdrawal; and the Contract will terminate.

ELECTION OF ANNUITY COMMENCEMENT DATE. Unless the employer's plan provides otherwise, Participants may elect an Annuity Commencement Date that is either the Participant's Normal Retirement Date (the first day of the calendar month coincident with or next following such Participant's 65th birthday); Early Retirement Date (the first day of any calendar month within the ten-year period immediately preceding the Participant's Normal Retirement Date, but no earlier than age 55); or Later Retirement Date (the first day of any calendar month following such Participant's Normal Retirement Date) but generally no later than age 70 1/2 for Participants who are no longer actively at work.

AVAILABLE FORMS OF ANNUITY. Unless an election to the contrary is made prior to the Annuity Commencement Date, a Participant who does not have an Eligible Spouse at the Annuity Commencement Date will have annuity benefits paid in the normal form of annuity specified by the employer's plan, and a Participant who has an Eligible Spouse will have annuity benefits paid on the Joint and Survivor Form, with the Eligible Spouse as the Joint Annuitant. Consent of the spouse is required if payment is to be made in any other form. See "You May Obtain an Annuity with Your Account Balance--Available Forms of Annuity" and "Administrative Matters Under the Contracts--Designation of Beneficiary" in the Prospectus.

SMALL BENEFIT PAYMENTS. If your monthly annuity benefit payable under the Contract would be less than $20, or if any Participant terminates employment and is eligible for a benefit that would be less than $20 a month under the Ten Years Certain and Continuous Form of Annuity, we may elect to pay to the Participant on the Participant's Annuity Commencement Date in a single sum the actuarially equivalent value of the Participant's monthly annuity benefit that would otherwise be payable on the Ten Years Certain and Continuous Form, provided that single sum does not exceed $5,000 (or such other maximum amount that may hereafter be provided by law). We may make this payment on or before the Participant's Annuity Commencement Date. For purposes of determining whether monthly annuity benefits payable to you are less than $20, a Participant's monthly annuity benefits will be deemed to include any annuity benefit paid with respect to that Participant under any other Contract between the Contractholder and Mutual of America or between the Contractholder and another insurance company that serves as the funding vehicle for a pension plan meeting the requirements of Section 401(a) and 403(a) of the Code.

FEDERAL INCOME TAXATION OF ANNUITY PAYMENTS. The "exclusion ratio" method is applicable to Annuity Payments made on or after the Annuity Commencement date. The percentage the Participant may exclude is determined by dividing the Participant's "investment in the contract" by the "expected return". Your "investment in the contract" is equal to the total of your non-deductible Contributions which are made in accordance with the provisions of a retirement plan that meets the requirements of either Section 401(a) or Section 403(a) of the Code. The "expected return" is equal to the present discounted value of the expected stream of Annuity Payments. The "exclusion ratio" method continues to apply until the "investment in the contract" has been recovered by the Participant. After that time, the Participant will have to include the full amount of each Annuity Payment in his income for each taxable year. In addition, if Annuity Payments from a VEC Contract began before July 2, 1986, the "three year cost recovery" rule may be applicable (SEE "Federal Tax Information for Participants--Obtaining Tax Advice" in the Prospectus).

FEDERAL INCOME TAXATION OF WITHDRAWALS. Participants who receive payments under a VEC Contract on and after July 2, 1986 that are not "amounts received as an annuity" or that are received before the Participant's Annuity Commencement Date generally may exclude only a portion of such payments from gross income. The portion that a Participant may exclude from gross income is generally determined by dividing the Participant's "investment in the contract" by the value of his vested account balance (or, in the case of a retirement plan which is a defined benefit pension plan, the value of the vested accrued benefit) as of the date of the distribution. The Internal Revenue Service may indicate another date for valuing account balances for such purposes.

The value of a Participant's account balance on an applicable valuation date under a VEC Contract issued in conjunction with a defined benefit pension plan may be used in lieu of the present value of a Participant's total vested accrued benefit under such plan if the "separate contract" requirements of Section 72 are met (SEE "Federal Tax Information for Participants--Obtaining Tax Advice" in the Prospectus). A special rule may apply with respect to Participant's Contributions made before January 1, 1987 that constitute part of the "investment in the contract." Generally, such Contributions may be withdrawn prior to the Annuity Commencement Date and will not be subject to income taxation (earnings are subject to taxation) if a Participant could have made such a withdrawal under the terms of the retirement plan on or before May 5, 1986 without terminating employment.

FEDERAL INCOME TAXATION OF LUMP SUM PAYMENTS. Participants who receive a single sum payment of their entire account balance under a VEC Contract must include the entire amount of such payment in their gross income in the tax year in which such payment was received. However, a Participant may exclude from gross income any "investment in the contract" that the Participant had not recovered prior to the payment of the lump sum.

PENALTY TAXES. A penalty tax may be due on premature withdrawals under VEC Contracts. VEC Contracts are generally subject to the same rules as TDA Contracts. In the Prospectus, SEE "Federal Tax Information for
Participants--Penalty Taxes for Withdrawals".

WITHHOLDING. We are required to withhold Federal income taxes from withdrawals under the Contracts. VEC Contracts are generally subject to the same rules as TDA Contracts. In the Prospectus, SEE "Federal Tax Information for Participants--Withholding on Annuity Payments and Other Distributions".


CONTRACT ADMINISTRATION AND OTHER MATTERS. See "How to Contact Us and Give Us Instructions", "Your Voting Rights for Meetings of the Underlying Funds", "Performance Information for the Separate Account Funds", "Funding and Other Changes We May Make", "Other Variable Annuity Contracts We Issue " and "How to Obtain a Statement of Additional Information" in the Prospectus.

--------------------------------------------------------------------------------
                      STATEMENT OF ADDITIONAL INFORMATION
                                      FOR
                    VARIABLE ACCUMULATION ANNUITY CONTRACTS
                          (TDA, IRA AND FPA CONTRACTS)

                                   Issued By
                    MUTUAL OF AMERICA LIFE INSURANCE COMPANY
                                320 Park Avenue
                            New York, New York 10022
                                  Through its
                             SEPARATE ACCOUNT NO. 2
--------------------------------------------------------------------------------

This Statement of Additional Information expands upon subjects we discuss in the current Prospectus for the Tax-Deferred Annuity Plan, Individual Retirement Annuity and Flexible Premium Annuity Contracts that we offer, as well as the Voluntary Employee Contribution Program Contracts (together, the Contracts).


You may obtain a copy of the Prospectus, dated May 1, 1999, by calling 1-800-468-3785 or by writing to Mutual of America Life Insurance Company, 320 Park Avenue, New York, New York 10022, Attn: Eldon Wonacott. The prospectus contains definitions of various terms, and we incorporate those terms by reference into this Statement of Additional Information.


This Statement Of Additional Information Is Not A Prospectus And You Should Read It In Conjunction With The Prospectus For The Contracts.

                               TABLE OF CONTENTS


                                                                            PAGE
                                                                       ---------
Distribution of the Contracts........................................          2
Calculation of Accumulation Unit Values..............................          2
Yield and Performance Information....................................          2
Safekeeping of Separate Account Assets...............................          7
State Regulation.....................................................          7
Periodic Reports.....................................................          8
Legal Proceedings....................................................          8
Legal Matters........................................................          8
Experts..............................................................          8
Additional Information...............................................          9
Financial Statements.................................................          9


--------------------------------------------------------------------------------
Dated: May 1, 1999

                         DISTRIBUTION OF THE CONTRACTS
--------------------------------------------------------------------------------

We offer the Contracts for sale on a continuous basis through certain of our employees. The only compensation we pay for sales of the Contracts is in the form of salary. We also serve as principal underwriter of the Contracts.

We are registered with the Securities and Exchange Commission ("Commission") as a broker-dealer and are a member of the National Association of Securities Dealers, Inc. All persons engaged in selling the Contracts are our licensed agents and are duly qualified registered representatives.
                    CALCULATION OF ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------


When a Participant allocates or transfers Account Balance to a Separate Account Fund, the Participant's interest in the Fund is represented by Accumulation Units. Each Fund's Accumulation Units have a different value, based on the value of the Fund's investment in shares of the related Underlying Fund and the charges we deduct from the Separate Account. To determine the change in a Fund's Accumulation Unit value from the close of one Valuation Day to the close of the next Valuation Day (which we call a Valuation Period), we use an Accumulation Unit Change Factor. The Accumulation Unit Change Factor for each Fund of the Separate Account for any Valuation Period is:


 (a) the ratio of (i) the asset value of that Fund at the end of the current Valuation Period, before any amounts are allocated to or withdrawn from the Fund with respect to that Valuation Period, to (ii) the asset value of the Fund at the end of the preceding Valuation Period, after all allocations and withdrawals were made for that period, divided by

 (b) 1.000000 plus the component of the annual rate of mortality and expense risk, distribution expense and Separate Account administrative charges against the Fund's assets for the number of days from the end of the preceding Valuation Period to the end of the current Valuation Period.
                       YIELD AND PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

MONEY MARKET FUND
--------------------------------------------------------------------------------

Regulations adopted by the Commission require us to disclose the current annualized yield of the Money Market Fund of the Separate Account for a seven-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the Money Market Fund of the Investment Company or on its portfolio securities. This is called YIELD. The Commission also permits us to disclose the effective yield of the Money Market Fund of the Separate Account for the same seven-day period, determined on a compounded basis. This is called the EFFECTIVE YIELD.

Yield and effective yield reflect our deductions from the Separate Account Fund for administrative and distribution expenses or services and the mortality and expense risk charge accrued during the period. Because of these deductions, the yield for the Money Market Fund of the Separate Account will be lower than the yield for the Money Market Fund of the Investment Company.

From time to time, we will include quotations of the yield or performance of the Separate Account's Money Market Fund in advertisements, sales literature or shareholder reports. These performance figures are calculated in the following manner:

 A. YIELD is the net annualized yield based on a specified seven calendar-days calculated at simple interest rates. Yield is calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical preexisting account having a balance of one accumulation unit at the beginning of the period and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return. The yield is annualized by multiplying the base period return by 365/7. The yield figure is stated to the nearest hundredth of one percent.

 B. EFFECTIVE YIELD is the net annualized yield for a specified seven calendar days, assuming a reinvestment of the income (compounding). Effective yield is calculated by the same method as yield, except the yield figure is compounded by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result, according to the following formula:

    Effective Yield = [(Base Period Return +1)(365/7)]-1.


The current yield of the Money Market Fund of the Separate Account for the seven-day period ended December 29, 1998 was 3.61%.


Yield and effective yield are based on historical earnings and show the performance of a hypothetical investment. The yield on amounts held in the Money Market Fund of the Separate Account normally will fluctuate on a daily basis, and therefore the yield for any past period is not an indication or representation of future yield. The Money Market Fund's actual yield and effective yield are affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Fund of the Investment Company, the types and quality of portfolio securities held by the Money Market Fund of the Investment Company, and its operating expenses.

When communicating total return to current or prospective Participants, we also may compare the Money Market Fund's figures to the performance of other variable annuity accounts tracked by mutual fund rating services or to unmanaged indices that may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

BOND FUNDS
--------------------------------------------------------------------------------

From time to time, we may include quotations of the yield of the Separate Account's Investment Company Bond Funds and Scudder Bond Fund in advertisements, sales literature or shareholder reports. Yield is computed by annualizing net investment income, as determined by the Commission's formula, calculated on a per Accumulation Unit basis, for a recent one month or 30-day period and dividing that amount by the unit value of the Fund at the end of the period.

FUNDS OTHER THAN MONEY MARKET
--------------------------------------------------------------------------------

From time to time, we may include quotations of a Fund's TOTAL RETURN in advertisements, sales literature or shareholder reports. These performance figures are calculated in the following manner:

 A. AVERAGE ANNUAL TOTAL RETURN is the average annual compounded rate of return for the periods of one year, five years and ten years, if applicable, all ended on the date of a recent calendar quarter. In addition, the total return for the life of the Fund is given. Total return quotations reflect changes in the price of a Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Total return is calculated by finding the average annual compounded rates of return of a hypothetical investment over such periods, according to the following formula (total return is then expressed as a percentage):

    T = (ERV/P)(1/n) - 1

Where:

    P = a hypothetical initial payment of $1,000
    T = average annual total return
    n = number of years
    ERV = ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

B.CUMULATIVE TOTAL RETURN is the compound rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the value of a Fund's unit values and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated by finding the compound rates of return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

    C = (ERV/P) - 1.

Where:

    C = Cumulative Total Return
    P = hypothetical initial payment of $1,000
    ERV = ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

                          AVERAGE ANNUAL TOTAL RETURN
                      FOR PERIODS ENDED DECEMBER 31, 1998


                                              FIVE                   LIFE OF      INCEPTION
FUND                            ONE YEAR      YEARS     TEN YEARS     FUND          DATE
------------------------------  ---------   ---------   ---------   ---------   -------------
Investment Company Equity
  Index.......................   26.6%       22.0%         N/A       19.2%       02/05/93
Investment Company All
  America.....................   19.4%       18.9%       14.7%       15.1%       01/01/85
Investment Company Aggressive
  Equity......................   (6.6)%        N/A         N/A       15.9%       05/02/94
Investment Company
  Composite...................   12.7%       10.5%       10.6%       11.1%       01/01/85
Investment Company Bond.......    5.6%        5.6%        7.5%        7.6%       01/01/85
Investment Company Mid-Term
  Bond........................    4.8%        4.3%         N/A        4.6%       02/05/93
Investment Company Short-Term
  Bond........................    4.1%        3.6%         N/A        3.5%       02/05/93
Scudder Capital Growth........   21.4%       16.7%       15.1%       15.1%       01/03/89
Scudder Bond..................    5.0%        4.5%        7.0%        7.0%       01/03/89
Scudder International.........   16.7%        8.6%       10.3%       10.3%       01/03/89
Fidelity VIP Equity-Income....   10.1%         N/A         N/A       18.5%       05/01/95
Fidelity VIP II Contra........   28.1%         N/A         N/A       25.0%       05/01/95
Fidelity VIP II Asset
  Manager.....................   13.4%         N/A         N/A       15.5%       05/01/95
Calvert Social Balanced.......   14.5%       12.9%         N/A       12.2%       05/23/93
American Century VP Capital
  Appreciation................   (3.4)%       1.9%        7.3%        6.6%       01/03/89


                            CUMULATIVE TOTAL RETURNS
                      FOR PERIODS ENDED DECEMBER 31, 1998


                                              FIVE                   LIFE OF      INCEPTION
FUND                            ONE YEAR      YEARS     TEN YEARS     FUND          DATE
------------------------------  ---------   ---------   ---------   ---------   -------------
Investment Company Equity
  Index.......................   26.6%      169.8%         N/A      182.7%       02/05/93
Investment Company All
  America.....................   19.4%      138.1%      294.1%      652.6%       01/01/85
Investment Company Aggressive
  Equity......................   (6.6)%        N/A         N/A       99.2%       05/02/94
Investment Company
  Composite...................   12.7%       65.1%      175.1%      335.4%       01/01/85
Investment Company Bond.......    5.6%       41.2%      105.1%      180.3%       01/01/85
Investment Company Mid-Term
  Bond........................    4.8%       23.4%         N/A       30.6%       02/05/93
Investment Company Short-Term
  Bond........................    4.1%       19.1%         N/A       22.8%       02/05/93
Scudder Capital Growth........   21.4%      116.4%      309.2%      309.2%       01/03/89
Scudder Bond..................    5.0%       24.7%       97.1%       97.1%       01/03/89
Scudder International.........   16.7%       51.2%      165.8%      165.8%       01/03/89
Fidelity VIP Equity-Income....   10.1%         N/A         N/A       86.4%       05/01/95
Fidelity VIP II Contra........   28.1%         N/A         N/A      126.7%       05/01/95
Fidelity VIP II Asset
  Manager.....................   13.4%         N/A         N/A       69.2%       05/01/95
Calvert Social Balanced.......   14.5%       83.2%         N/A       51.1%       05/13/91
American Century VP Capital
  Appreciation................   (3.4)%       9.9%      101.9%       89.5%       01/03/89



The returns for the All America Fund (previously called the "Stock Fund") prior to May 1, 1994 reflect the results of the Underlying Fund prior to a change in its investment objectives and policies and the addition of subadvisers on that date. The commencement dates are for the Funds in Separate Account No. 2. The Mid-Cap Equity Index Fund is not included in the tables because it commenced operations on May 1, 1999.

The above figures for the Money Market and other Funds, both for average annual total return and cumulative total return, reflect charges made to the Separate Account, including a monthly service charge. In the above table, we deducted the $2.00 monthly contract fee from each Separate Account Fund, calculated as a cost per $1,000 based on the average Account Balance for all of our individually allocated contracts. For any Participant, the actual treatment of the monthly contract fee and its effect on total return will depend on the Participant's actual allocation of Account Balance.


If you have Account Balance in the General Account, the monthly contract fee would be deducted from the General Account, not any Separate Account Fund. Accordingly, the illustration of your Account Balance held in any of the Funds of the Separate Account would experience a higher total return than shown above. If you do not have Account Balance allocated to the General Account, but you do have Account Balance allocated to more than one Fund of the Separate Account, the fee would only be deducted from one of the Funds so that an illustration of total return figures of the other Funds would be higher than shown above and the Separate Account Fund from which the fee was deducted would illustrate a lower total return than shown above.


If you do not have any Account Balance in the General Account, we will deduct the $2.00 monthly charge from your Account Balance allocated to one or more of the Separate Account Funds, in the following order:

(a) Investment Company Money Market Fund,

(b) Investment Company Short-Term Bond Fund,

(c) Investment Company Mid-Term Bond Fund,

(d) Investment Company Bond Fund,

(e) Scudder Bond Fund,

(f) Investment Company Composite Fund,

(g) Fidelity VIP II Asset Manager Fund,

(h) Calvert Social Balanced Fund,

(i) Fidelity VIP Equity-Income Fund,

(j) Investment Company All America Fund,

(k) Investment Company Equity Index Fund,


(l) Investment Company Mid-Cap Equity Index Fund,



(m) Fidelity VIP II Contra Fund,



(n) Investment Company Aggressive Equity Fund,



(o) Scudder Capital Growth Fund,



(p) Scudder International Fund, and



(q) American Century VP Capital Appreciation Fund.


Performance figures are based on historical earnings and are not guaranteed to reoccur. They are not necessarily indicative of the future investment performance of a particular Fund. Total return and yield for a Fund will vary based on changes in market conditions and the performance of the Underlying Fund. Unit values will fluctuate so that, when redeemed, they may be worth more or less than their original cost.

When communicating total return to current or prospective Participants, we also may compare a Fund's figures to the performance of other variable annuity accounts tracked by mutual fund rating services or to unmanaged indices that may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.
                     SAFEKEEPING OF SEPARATE ACCOUNT ASSETS
--------------------------------------------------------------------------------

We hold title to the Separate Account's assets, including shares of the Underlying Funds. We maintain records of all purchases and redemptions of Underlying Fund shares by each of the Separate Account Funds.
                                STATE REGULATION
--------------------------------------------------------------------------------

We are subject to regulation by the New York State Superintendent of Insurance ("Superintendent") as well as by the insurance departments of all the other states and jurisdictions in which we does business.

We must file with the Superintendent an annual statement on a form specified by the National Association of Insurance Commissioners. We also must file with New York and other states a separate statement covering the separate accounts that we maintain, including the Separate Account. Our books and assets are subject to review and examination by the Superintendent and the Superintendent's agents at all times. The Superintendent makes a full examination into our affairs at least every five years. Other states also may periodically conduct a full examination of our operations.

The laws of New York and of other states in which we are licensed to transact business specifically provide for regulation and supervision of the variable annuity activities of life insurance companies. Regulations require certain contract provisions and require us to obtain approval of contract forms. State regulation does not involve any supervision or control over the investment policies of the Separate Account, or the selection of investments therefor, except for verification that any such investments are permissible under applicable law. Generally, the states in which we do business apply the laws of New York in determining permissible investments for us.

                                PERIODIC REPORTS
--------------------------------------------------------------------------------

Prior to your Annuity Commencement Date, we will provide you, at least quarterly, with a statement as of a specified date covering the period since the last statement. The statement will set forth, for the covered period:

(1) Amounts added to your Account Balance, which will be Deferred Compensation deposits under 457 Contracts or Contributions under Thrift, IRA, FPA and TDA Contracts made by you or on your behalf, including

   -  the allocation of contributed amounts to the Separate and General
      Accounts;

   - the date Deferred Compensation was deducted from your salary or the Contribution was made; and

   -  the date the amount was credited to your account.

(2) Interest accrued on amounts allocated for you to the General Account.

(3) The number and dollar value of Accumulation Units credited to you in each Fund of the Separate Account; and

(4) The total amounts of all withdrawals and transfers from the General Account and each Fund.

We have advised Employers that they should remit your Contributions to us within seven days of the date the Contribution was withheld from your pay.

The statement we send to you also will specify your Account Balance available to provide a periodic benefit, cash return or death benefit. We will transmit to Participants, at least semi-annually, reports showing the financial condition of the Separate Account and showing the schedules of investments held in each Underlying Fund.
                               LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

We are engaged in litigation of various kinds, which in our judgment is not of material importance in relation to our total assets. There are no legal proceedings pending to which the Separate Account is a party.
                                 LEGAL MATTERS
--------------------------------------------------------------------------------

All matters of applicable state law pertaining to the Contracts, including our right to issue the Contracts, have been passed upon by Patrick A. Burns, Senior Executive Vice President and General Counsel of Mutual of America. Legal matters relating to Federal securities laws have been passed upon by Stanley M. Lenkowicz, Senior Vice President and Deputy General Counsel of Mutual of America.
                                    EXPERTS
--------------------------------------------------------------------------------

Arthur Andersen LLP, our independent public accountants, have audited the financial statements included in this Statement of Additional Information, as indicated in their reports relating to the statements. We have included the reports of Arthur Andersen LLP in reliance upon the authority of the firm as experts in giving such reports.

                             ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


We have filed with the Commission a registration statement under the Securities Act of 1933, as amended, concerning to the Contracts. Not all of the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information or in the current Prospectus for the Contracts. Statements contained herein concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of those documents, reference should be made to the materials filed with the Commission. The Commission has an Internet website at http://www.sec.gov, or you may write to the Commission's Public Reference Section, Washington, DC 20549-6009 and obtain copies upon payment of a duplicating fee.

                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

When you allocate Account Balance to the Separate Account Funds, the value of the Account Balance in those Funds is impacted primarily by the investment results of the Underlying Fund(s). Financial Statements of the Separate Account for 1998 are included as follows:

Financial Statements of the Separate Account for 1998 are included as follows:


Statement of Assets and Liabilities....................................         10
Statement of Operations................................................         12
Statements of Changes in Net Assets....................................         14
Notes to Financial Statements..........................................         17
Report of Independent Public Accountants...............................         23


You should consider our financial statements included in this Statement of Additional Information as bearing on our ability to meet our obligations under the Contracts and to support our General Account.

Financial Statements of Mutual of America for 1998 are included as follows:


Report of Independent Public Accountants...............................         24
Consolidated Statements of Financial Condition.........................         25
Consolidated Statements of Operations and Surplus......................         26
Consolidated Statements of Cash Flows..................................         27
Notes to Consolidated Financial Statements.............................         28

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1998

                                                                         MUTUAL OF AMERICA
                                                  ---------------------------------------------------------------
                                                  MONEY MARKET    ALL AMERICA     EQUITY INDEX         BOND
                                                      FUND            FUND            FUND             FUND
                                                  -------------  --------------  --------------  ----------------
Assets:
Investments in Mutual of America Investment
  Corporation at market value
  (Cost:
  Money Market Fund--$39,380,057
  All America Fund--$314,846,209
  Equity Index Fund--$208,860,111
  Bond Fund--$57,089,249)
  (Notes 1 and 2)...............................   $38,794,254   $  400,667,622  $  268,859,036   $   56,229,192
Due From (To) Mutual of America General
  Account.......................................        60,443       (1,972,421)        427,185           53,002
                                                  -------------  --------------  --------------  ----------------
Net Assets......................................   $38,854,697   $  398,695,201  $  269,286,221   $   56,282,194
                                                  -------------  --------------  --------------  ----------------
                                                  -------------  --------------  --------------  ----------------
Unit Value at December 31, 1998 (Note 5)........   $      2.03   $         8.09  $         2.86   $         3.17
                                                  -------------  --------------  --------------  ----------------
                                                  -------------  --------------  --------------  ----------------
Number of Units Outstanding at December 31, 1998
  (Note 5)......................................    19,121,114       49,275,431      94,019,102       17,745,706
                                                  -------------  --------------  --------------  ----------------
                                                  -------------  --------------  --------------  ----------------

                                                                         MUTUAL OF AMERICA
                                                  ---------------------------------------------------------------
                                                                                                    AGGRESSIVE
                                                   SHORT-TERM       MID-TERM       COMPOSITE          EQUITY
                                                    BOND FUND      BOND FUND          FUND             FUND
                                                  -------------  --------------  --------------  ----------------
Assets:
Investments in Mutual of America Investment
  Corporation at market value
  (Cost:
  Short-Term Bond Fund--$3,989,514
  Mid-Term Bond Fund--$10,128,129
  Composite Fund--$279,954,844
  Aggressive Equity Fund--$126,609,916)
  (Notes 1 and 2)...............................   $ 3,915,558   $    9,709,998  $  294,734,308   $  127,225,340
Due From (To) Mutual of America General
  Account.......................................        22,080          (15,440)        158,200          144,542
                                                  -------------  --------------  --------------  ----------------
Net Assets......................................   $ 3,937,638   $    9,694,558  $  294,892,508   $  127,369,882
                                                  -------------  --------------  --------------  ----------------
                                                  -------------  --------------  --------------  ----------------
Unit Value at December 31, 1998 (Note 5)........   $      1.24   $         1.32  $         4.93   $         2.02
                                                  -------------  --------------  --------------  ----------------
                                                  -------------  --------------  --------------  ----------------
Number of Units Outstanding at December 31, 1998
  (Note 5)......................................     3,164,391        7,325,150      59,833,037       63,175,525
                                                  -------------  --------------  --------------  ----------------
                                                  -------------  --------------  --------------  ----------------

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1998

                                                                     SCUDDER                     AMERICAN CENTURY
                                                  ---------------------------------------------  ----------------
                                                                    CAPITAL                         VP CAPITAL
                                                      BOND           GROWTH      INTERNATIONAL     APPRECIATION
                                                      FUND            FUND            FUND             FUND
                                                  -------------  --------------  --------------  ----------------
Assets:
Investments in Scudder Portfolios and American
  Century VP Capital Appreciation Fund at market
  value
  (Cost:
  Scudder Bond Fund--$22,860,803
  Scudder Capital Growth Fund-- $269,953,351
  Scudder International Fund-- $122,545,170
  American Century VP Capital Appreciation
    Fund--$37,696,440)
  (Notes 1 and 2)...............................  $  22,876,887  $  413,363,547  $  135,499,688   $   35,269,693
Due From (To) Mutual of America General
  Account.......................................            989          91,296         (18,735)          24,550
                                                  -------------  --------------  --------------  ----------------
Net Assets......................................  $  22,877,876  $  413,454,843  $  135,480,953   $   35,294,243
                                                  -------------  --------------  --------------  ----------------
                                                  -------------  --------------  --------------  ----------------
Unit Value at December 31, 1998 (Note 5)........  $       13.02  $        36.07  $        16.93   $        10.69
                                                  -------------  --------------  --------------  ----------------
                                                  -------------  --------------  --------------  ----------------
Number of Units Outstanding at December 31, 1998
  (Note 5)......................................      1,757,491      11,462,117       8,004,295        3,302,870
                                                  -------------  --------------  --------------  ----------------
                                                  -------------  --------------  --------------  ----------------

                                                     CALVERT                         FIDELITY
                                                  -------------  ------------------------------------------------
                                                     SOCIAL           VIP            VIP II           VIP II
                                                    BALANCED     EQUITY-INCOME       CONTRA       ASSET MANAGER
                                                      FUND            FUND            FUND             FUND
                                                  -------------  --------------  --------------  ----------------
Assets:
Investments in Calvert Responsibly Invested
  Portfolio and Fidelity Portfolios at market
  value
  (Cost:
  Calvert Responsibly Invested Portfolio--
    $36,579,163
  VIP Equity-Income Fund--$102,105,966
  VIP II Contra Fund--$122,795,284
  VIP II Asset Manager Fund-- $32,517,836)
    (Notes 1 and 2).............................  $  43,340,973  $  123,143,902  $  175,975,729   $   35,916,658
Due From (To) Mutual of America General
  Account.......................................          9,166           9,264         359,027         (149,852)
                                                  -------------  --------------  --------------  ----------------
Net Assets......................................  $  43,350,139  $  123,153,166  $  176,334,756   $   35,766,806
                                                  -------------  --------------  --------------  ----------------
                                                  -------------  --------------  --------------  ----------------
Unit Value at December 31, 1998 (Note 5)........  $        3.04  $        30.65  $        26.16   $        24.04
                                                  -------------  --------------  --------------  ----------------
                                                  -------------  --------------  --------------  ----------------
Number of Units Outstanding at December 31, 1998
  (Note 5)......................................     14,257,171       4,018,401       6,741,574        1,487,673
                                                  -------------  --------------  --------------  ----------------
                                                  -------------  --------------  --------------  ----------------

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1998

                                                                           MUTUAL OF AMERICA
                                                     -------------------------------------------------------------
                                                     MONEY MARKET    ALL AMERICA   EQUITY INDEX         BOND
                                                         FUND           FUND           FUND             FUND
                                                     -------------  -------------  -------------  ----------------
Investment Income and Expenses:
Income (Notes 1 and 4):
  Dividends........................................   $ 1,752,196   $  47,402,384  $  20,729,224   $    3,838,355
                                                     -------------  -------------  -------------  ----------------
Total income.......................................     1,752,196      47,402,384     20,729,224        3,838,355
                                                     -------------  -------------  -------------  ----------------
Expenses (Note 3):
  Fees.............................................       439,058       4,632,136      2,649,161          568,911
  Administrative Expenses..........................        71,769         178,081        121,206           65,912
                                                     -------------  -------------  -------------  ----------------
Total Expenses.....................................       510,827       4,810,217      2,770,367          634,823
                                                     -------------  -------------  -------------  ----------------
Net Investment Income (Loss).......................     1,241,369      42,592,167     17,958,857        3,203,532
                                                     -------------  -------------  -------------  ----------------
Net Realized and Unrealized Gain (Loss) on
  Investments (Note 1):
  Net realized gain (loss) on investments..........        94,044      10,190,529      3,546,239          196,930
  Net unrealized appreciation (depreciation) of
    investments....................................        (8,215)     12,779,143     26,951,145         (981,434)
                                                     -------------  -------------  -------------  ----------------
Net Realized and Unrealized Gain (Loss) on
  Investments......................................        85,829      22,969,672     30,497,384         (784,504)
                                                     -------------  -------------  -------------  ----------------
Net Increase (Decrease) in Net Assets Resulting
  from Operations..................................   $ 1,327,198   $  65,561,839  $  48,456,241   $    2,419,028
                                                     -------------  -------------  -------------  ----------------
                                                     -------------  -------------  -------------  ----------------


                                                                           MUTUAL OF AMERICA
                                                     -------------------------------------------------------------
                                                                                                     AGGRESSIVE
                                                      SHORT-TERM      MID-TERM       COMPOSITE         EQUITY
                                                       BOND FUND      BOND FUND        FUND             FUND
                                                     -------------  -------------  -------------  ----------------
Investment Income and Expenses:
Income (Notes 1 and 4):
  Dividends........................................   $   179,684   $     508,247  $  12,314,050   $    1,141,598
                                                     -------------  -------------  -------------  ----------------
Total income.......................................       179,684         508,247     12,314,050        1,141,598
                                                     -------------  -------------  -------------  ----------------
Expenses (Note 3):
  Fees.............................................        41,775          92,737      3,545,242        1,700,257
  Administrative Expenses..........................         8,743          11,324        207,511           57,962
                                                     -------------  -------------  -------------  ----------------
Total Expenses.....................................        50,518         104,061      3,752,753        1,758,219
                                                     -------------  -------------  -------------  ----------------
Net Investment Income (Loss).......................       129,166         404,186      8,561,297         (616,621)
                                                     -------------  -------------  -------------  ----------------
Net Realized and Unrealized Gain (Loss) on
  Investments (Note 1):
  Net realized gain (loss) on investments..........         3,822         (28,267)       554,735         (632,431)
  Net unrealized appreciation (depreciation) of
    investments....................................        (6,616)        (46,309)    24,996,236       (8,050,244)
                                                     -------------  -------------  -------------  ----------------
Net Realized and Unrealized Gain (Loss) on
  Investments......................................        (2,794)        (74,576)    25,550,971       (8,682,675)
                                                     -------------  -------------  -------------  ----------------
Net Increase (Decrease) in Net Assets Resulting
  from Operations..................................   $   126,372   $     329,610  $  34,112,268   $   (9,299,296)
                                                     -------------  -------------  -------------  ----------------
                                                     -------------  -------------  -------------  ----------------

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1998

                                                                                          AMERICAN
                                                             SCUDDER                       CENTURY       CALVERT
                                            ------------------------------------------  -------------  ------------
                                                             CAPITAL                     VP CAPITAL       SOCIAL
                                                BOND         GROWTH      INTERNATIONAL  APPRECIATION     BALANCED
                                                FUND          FUND           FUND           FUND           FUND
                                            ------------  -------------  -------------  -------------  ------------
Investment Income and Expenses:
Income (Notes 1 and 4):
  Dividends...............................  $  1,222,480  $  21,046,614  $  15,648,053  $   2,169,052  $  3,132,097
                                            ------------  -------------  -------------  -------------  ------------
Total income..............................     1,222,480     21,046,614     15,648,053      2,169,052     3,132,097
                                            ------------  -------------  -------------  -------------  ------------
Expenses (Note 3):
  Fees....................................       252,137      4,669,765      1,625,423        406,935       475,473
  Administrative Expenses.................        36,639         95,388         16,719          8,081        60,528
                                            ------------  -------------  -------------  -------------  ------------
Total Expenses............................       288,776      4,765,153      1,642,142        415,016       536,001
                                            ------------  -------------  -------------  -------------  ------------
Net Investment Income (Loss)..............       933,704     16,281,461     14,005,911      1,754,036     2,596,096
                                            ------------  -------------  -------------  -------------  ------------
Net Realized and Unrealized Gain (Loss) on
  Investments (Note 1):
  Net realized gain (loss) on
    investments...........................       (12,188)     7,179,053      7,712,372     (1,068,586)      276,019
  Net unrealized appreciation
    (depreciation) of investments.........        56,186     46,681,634     (2,792,240)    (2,044,118)    2,332,229
                                            ------------  -------------  -------------  -------------  ------------
Net Realized and Unrealized Gain (Loss) on
  Investments.............................        43,998     53,860,687      4,920,132     (3,112,704)    2,608,248
                                            ------------  -------------  -------------  -------------  ------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations...............  $    977,702  $  70,142,148  $  18,926,043  $  (1,358,668) $  5,204,344
                                            ------------  -------------  -------------  -------------  ------------
                                            ------------  -------------  -------------  -------------  ------------

                                                                                       FIDELITY
                                                                     --------------------------------------------
                                                                          VIP          VIP II          VIP II
                                                                     EQUITY-INCOME     CONTRA      ASSET MANAGER
                                                                         FUND           FUND            FUND
                                                                     -------------  -------------  --------------
Investment Income and Expenses:
Income (Notes 1 and 4):
  Dividends........................................................   $ 6,472,639   $   6,753,142   $  3,312,566
                                                                     -------------  -------------  --------------
Total income.......................................................     6,472,639       6,753,142      3,312,566
                                                                     -------------  -------------  --------------
Expenses (Note 3):
  Fees.............................................................     1,322,031       1,599,575        355,427
  Administrative Expenses..........................................       144,647          69,906         54,809
                                                                     -------------  -------------  --------------
Total Expenses.....................................................     1,466,678       1,669,481        410,236
                                                                     -------------  -------------  --------------
Net Investment Income (Loss).......................................     5,005,961       5,083,661      2,902,330
                                                                     -------------  -------------  --------------
Net Realized and Unrealized Gain (Loss) on Investments (Note 1):
  Net realized gain (loss) on investments..........................       853,854       2,644,396        (12,448)
  Net unrealized appreciation (depreciation) of investments........     4,356,202      27,595,754        895,986
                                                                     -------------  -------------  --------------
Net Realized and Unrealized Gain (Loss) on Investments.............     5,210,056      30,240,150        883,538
                                                                     -------------  -------------  --------------
Net Increase (Decrease) in Net Assets Resulting from Operations....   $10,216,017   $  35,323,811   $  3,785,868
                                                                     -------------  -------------  --------------
                                                                     -------------  -------------  --------------

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                      STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                             INVESTMENT COMPANY
                                 --------------------------------------------------------------------------
                                   MONEY MARKET FUND         ALL AMERICA FUND         EQUITY INDEX FUND
                                 ----------------------  ------------------------  ------------------------
                                    1998        1997        1998         1997         1998         1997
                                 ----------  ----------  -----------  -----------  -----------  -----------
Increase (Decrease) in Net
 Assets:
From Operations:
  Net investment income
    (loss).....................  $1,241,369  $1,562,015  $42,592,167  $38,428,360  $17,958,857  $ 1,775,466
  Net realized gain (loss) on
    investments................      94,044     132,331   10,190,529    6,823,750    3,546,239    1,092,959
  Net unrealized appreciation
    (depreciation) of
    investments................      (8,215)   (446,463)  12,779,143   22,669,697   26,951,145   24,542,212
                                 ----------  ----------  -----------  -----------  -----------  -----------
Net Increase (Decrease) in net
 assets resulting from
 operations....................   1,327,198   1,247,883   65,561,839   67,921,807   48,456,241   27,410,637
                                 ----------  ----------  -----------  -----------  -----------  -----------
From Unit Transactions:
  Contributions................   7,176,418   5,788,009   33,052,837   31,724,926   38,144,487   22,975,557
  Withdrawals..................  (4,295,360) (4,229,179) (27,468,692) (21,956,687) (16,569,868)  (6,932,093)
  Net transfers................   1,797,850  (2,770,906) (19,139,304)     360,521   44,795,692   49,789,027
                                 ----------  ----------  -----------  -----------  -----------  -----------
Net Increase (Decrease) from
 unit transactions.............   4,678,908  (1,212,076) (13,555,159)  10,128,760   66,370,311   65,832,511
                                 ----------  ----------  -----------  -----------  -----------  -----------
Net Increase (Decrease) in Net
 Assets........................   6,006,106      35,807   52,006,680   78,050,567  114,826,552   93,243,148
Net Assets:
Beginning of Year..............  32,848,591  32,812,784  346,688,521  268,637,954  154,459,669   61,216,521
                                 ----------  ----------  -----------  -----------  -----------  -----------
End of Year....................  $38,854,697 $32,848,591 $398,695,201 $346,688,521 $269,286,221 $154,459,669
                                 ----------  ----------  -----------  -----------  -----------  -----------
                                 ----------  ----------  -----------  -----------  -----------  -----------

                                                                 INVESTMENT COMPANY
                                         ------------------------------------------------------------------
                                               BOND FUND         SHORT-TERM BOND FUND   MID-TERM BOND FUND
                                         ----------------------  --------------------  --------------------
                                            1998        1997       1998       1997       1998       1997
                                         ----------  ----------  ---------  ---------  ---------  ---------
Increase (Decrease) in Net Assets:
From Operations:
  Net investment income (loss).........  $3,203,532  $1,945,958  $ 129,166  $ 133,338  $ 404,186  $ 278,336
  Net realized gain (loss) on
    investments........................     196,930     111,901      3,822     17,305    (28,267)   (98,969)
  Net unrealized appreciation
    (depreciation) of investment.......    (981,434)    889,880     (6,616)   (40,822)   (46,309)   101,700
                                         ----------  ----------  ---------  ---------  ---------  ---------
Net Increase (Decrease) in net assets
 resulting from operations.............   2,419,028   2,947,739    126,372    109,821    329,610    281,067
                                         ----------  ----------  ---------  ---------  ---------  ---------
From Unit Transactions:
  Contributions........................   7,033,074   4,701,303    734,187    668,221  1,120,290    813,398
  Withdrawals..........................  (4,982,221) (4,020,196)  (427,168)  (647,104)  (627,755)  (586,994)
  Net transfers........................  13,841,212    (136,699)   696,139    252,496  3,231,316    585,047
                                         ----------  ----------  ---------  ---------  ---------  ---------
Net Increase (Decrease) from unit
 transactions..........................  15,892,065     544,408  1,003,158    273,613  3,723,851    811,451
                                         ----------  ----------  ---------  ---------  ---------  ---------
Net Increase (Decrease) in Net
 Assets................................  18,311,093   3,492,147  1,129,530    383,434  4,053,461  1,092,518
Net Assets:
Beginning of Year......................  37,971,101  34,478,954  2,808,108  2,424,674  5,641,097  4,548,579
                                         ----------  ----------  ---------  ---------  ---------  ---------
End of Year............................  $56,282,194 $37,971,101 $3,937,638 $2,808,108 $9,694,558 $5,641,097
                                         ----------  ----------  ---------  ---------  ---------  ---------
                                         ----------  ----------  ---------  ---------  ---------  ---------

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                      STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                                           INVESTMENT COMPANY
                                                           --------------------------------------------------
                                                                COMPOSITE FUND        AGGRESSIVE EQUITY FUND
                                                           ------------------------  ------------------------
                                                              1998         1997         1998         1997
                                                           -----------  -----------  -----------  -----------
Increase (Decrease) in Net Assets:
From Operations:
  Net investment income (loss)...........................  $ 8,561,297  $55,725,648  $  (616,621) $13,631,161
  Net realized gain (loss) on investments................      554,735    3,228,464     (632,431)     808,445
  Net unrealized appreciation (depreciation) of
    investments..........................................   24,996,236  (20,441,501)  (8,050,244)   5,321,047
                                                           -----------  -----------  -----------  -----------
Net Increase (Decrease) in net assets resulting from
 operations..............................................   34,112,268   38,512,611   (9,299,296)  19,760,653
                                                           -----------  -----------  -----------  -----------
From Unit Transactions:
  Contributions..........................................   25,635,215   23,905,684   28,696,822   29,301,342
  Withdrawals............................................  (23,076,061) (24,479,468) (12,588,115)  (9,246,392)
  Net transfers..........................................   (9,295,063) (20,666,992) (33,256,371)  24,458,890
                                                           -----------  -----------  -----------  -----------
Net Increase (Decrease) from unit transactions...........   (6,735,909) (21,240,776) (17,147,664)  44,513,840
                                                           -----------  -----------  -----------  -----------
Net Increase (Decrease) in Net Assets....................   27,376,359   17,271,835  (26,446,960)  64,274,493
Net Assets:
Beginning of Year........................................  267,516,149  250,244,314  153,816,842   89,542,349
                                                           -----------  -----------  -----------  -----------
End of Year..............................................  $294,892,508 $267,516,149 $127,369,882 $153,816,842
                                                           -----------  -----------  -----------  -----------
                                                           -----------  -----------  -----------  -----------

                                                                        SCUDDER
                                       --------------------------------------------------------------------------
                                             BOND FUND           CAPITAL GROWTH FUND        INTERNATIONAL FUND
                                       ----------------------  ------------------------  ------------------------
                                          1998        1997        1998         1997         1998         1997
                                       ----------  ----------  -----------  -----------  -----------  -----------
Increase (Decrease) in Net Assets:
From Operations:
  Net investment income (loss).......  $  933,704  $  791,376  $16,281,461  $14,929,366  $14,005,911  $ 1,048,262
  Net realized gain (loss) on
    investments......................     (12,188)    (87,907)   7,179,053    3,989,169    7,712,372   10,918,585
  Net unrealized appreciation
    (depreciation) of investments....      56,186     447,914   46,681,634   53,719,471   (2,792,240)  (3,147,476)
                                       ----------  ----------  -----------  -----------  -----------  -----------
Net Increase (Decrease) in net assets
 resulting from operations...........     977,702   1,151,383   70,142,148   72,638,006   18,926,043    8,819,371
                                       ----------  ----------  -----------  -----------  -----------  -----------
From Unit Transactions:
  Contributions......................   3,111,360   2,487,844   45,075,165   34,121,380   15,352,696   15,851,344
  Withdrawals........................  (1,812,991) (1,538,662) (27,386,892) (19,076,131) (11,406,891)  (9,604,601)
  Net transfers......................   2,253,912     610,052   (3,209,197)  36,296,377   (6,070,868)     377,532
                                       ----------  ----------  -----------  -----------  -----------  -----------
Net Increase (Decrease) from unit
 transactions........................   3,552,281   1,559,234   14,479,076   51,341,626   (2,125,063)   6,624,275
                                       ----------  ----------  -----------  -----------  -----------  -----------
Net Increase (Decrease) in Net
 Assets..............................   4,529,983   2,710,617   84,621,224  123,979,632   16,800,980   15,443,646
Net Assets:
Beginning of Year....................  18,347,893  15,637,276  328,833,619  204,853,987  118,679,973  103,236,327
                                       ----------  ----------  -----------  -----------  -----------  -----------
End of Year..........................  $22,877,876 $18,347,893 $413,454,843 $328,833,619 $135,480,953 $118,679,973
                                       ----------  ----------  -----------  -----------  -----------  -----------
                                       ----------  ----------  -----------  -----------  -----------  -----------

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                      STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                                 AMERICAN CENTURY
                                                             ------------------------         CALVERT
                                                                                       ----------------------
                                                                    VP CAPITAL
                                                                APPRECIATION FUND       SOCIAL BALANCED FUND
                                                             ------------------------  ----------------------
                                                                1998         1997         1998        1997
                                                             -----------  -----------  ----------  ----------
Increase (Decrease) in Net Assets:
From Operations:
  Net investment income (loss).............................  $ 1,754,036  $   710,068  $2,596,096  $1,887,424
  Net realized gain (loss) on investments..................   (1,068,586)   1,238,144     276,019     235,099
  Net unrealized appreciation (depreciation) of
    investments............................................   (2,044,118)  (4,227,421)  2,332,229   2,600,706
                                                             -----------  -----------  ----------  ----------
Net Increase (Decrease) in net assets resulting from
 operations................................................   (1,358,668)  (2,279,209)  5,204,344   4,723,229
                                                             -----------  -----------  ----------  ----------
From Unit Transactions:
  Contributions............................................    5,340,709    8,707,773   7,547,920   6,373,996
  Withdrawals..............................................   (4,483,088)  (6,920,015) (2,809,892) (2,497,692)
  Net transfers............................................  (13,981,957) (33,483,832)    365,285     521,192
                                                             -----------  -----------  ----------  ----------
Net Increase (Decrease) from unit transactions.............  (13,124,336) (31,696,074)  5,103,313   4,397,496
                                                             -----------  -----------  ----------  ----------
Net Increase (Decrease) in Net Assets......................  (14,483,004) (33,975,283) 10,307,657   9,120,725
Net Assets:
Beginning of Year..........................................   49,777,247   83,752,530  33,042,482  23,921,757
                                                             -----------  -----------  ----------  ----------
End of Year................................................  $35,294,243  $49,777,247  $43,350,139 $33,042,482
                                                             -----------  -----------  ----------  ----------
                                                             -----------  -----------  ----------  ----------

                                                                        FIDELITY
                                        -------------------------------------------------------------------------
                                                  VIP                     VIP II                   VIP II
                                             EQUITY-INCOME                CONTRA               ASSET MANAGER
                                                 FUND                      FUND                     FUND
                                        -----------------------  ------------------------  ----------------------
                                           1998         1997        1998         1997         1998        1997
                                        -----------  ----------  -----------  -----------  ----------  ----------
Increase (Decrease) in Net Assets:
From Operations:
  Net investment income (loss)........  $ 5,005,961  $4,699,779  $ 5,083,661  $ 1,128,152  $2,902,330  $1,194,878
  Net realized gain (loss) on
    investments.......................      853,854     278,906    2,644,396      992,567     (12,448)     25,536
  Net unrealized appreciation
    (depreciation) of investments.....    4,356,202  11,806,259   27,595,754   16,333,421     895,986   1,637,367
                                        -----------  ----------  -----------  -----------  ----------  ----------
Net Increase (Decrease) in net assets
 resulting from operations............   10,216,017  16,784,944   35,323,811   18,454,140   3,785,868   2,857,781
                                        -----------  ----------  -----------  -----------  ----------  ----------
From Unit Transactions:
  Contributions.......................   22,499,025  16,485,680   25,700,149   21,050,465   8,419,597   5,663,920
  Withdrawals.........................   (9,180,957) (5,431,923) (11,133,735)  (6,172,824) (2,785,815) (1,306,235)
  Net transfers.......................    2,658,613  17,763,089   11,315,492   17,442,009   2,047,842   6,221,869
                                        -----------  ----------  -----------  -----------  ----------  ----------
Net Increase (Decrease) from unit
 transactions.........................   15,976,681  28,816,846   25,881,906   32,319,650   7,681,624  10,579,554
                                        -----------  ----------  -----------  -----------  ----------  ----------
Net Increase (Decrease) in Net
 Assets...............................   26,192,698  45,601,790   61,205,717   50,773,790  11,467,492  13,437,335
Net Assets:
Beginning of Year.....................   96,960,468  51,358,678  115,129,039   64,355,249  24,299,314  10,861,979
                                        -----------  ----------  -----------  -----------  ----------  ----------
End of Year...........................  $123,153,166 $96,960,468 $176,334,756 $115,129,039 $35,766,806 $24,299,314
                                        -----------  ----------  -----------  -----------  ----------  ----------
                                        -----------  ----------  -----------  -----------  ----------  ----------

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

                         NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

Separate Account No. 2 of Mutual of America Life Insurance Company ("the Company") was established in conformity with New York Insurance Law and commenced operations on June 4, 1984. On October 31, 1986, Separate Account No. 2 was reorganized into a unit investment trust consisting of four Funds: the Money Market Fund, the All America Fund, the Bond Fund and the Composite Fund. These Funds invest in corresponding funds of Mutual of America Investment Corporation ("Investment Company"). Prior to May 2, 1994, the All America Fund was known as the Stock Fund and had different investment objectives and no sub-advisors.

On January 3, 1989, the following funds became available to Separate Account No. 2 as investment alternatives: Scudder Bond, Scudder Capital Growth, Scudder International and VP Capital Appreciation Fund. The Scudder Funds invest in corresponding portfolios of Scudder Variable Life Investment Fund ("Scudder"). The VP Capital Appreciation Fund invests in a corresponding fund of American Century Variable Portfolios Inc. ("American Century"). Effective May 13, 1991, the Calvert Social Balanced Fund (formerly, Calvert Responsibly Invested Balanced Portfolio) became available as an investment alternative. The Calvert Social Balanced Fund invests in a corresponding fund of Calvert Social Balanced Portfolio of Calvert Variable Series, Inc. (formerly, the Calvert Responsibly Invested Balanced Portfolio of Acacia Capital Corporation) ("Calvert").

On February 5, 1993 the Mutual of America Equity Index, Short-Term Bond and Mid-Term Bond funds became available to Separate Account No. 2 as investment alternatives. On May 2, 1994 the Mutual of America Aggressive Equity Fund became available. These funds invest in corresponding funds of the Investment Company.

On May 1, 1995, Fidelity Investments Equity-Income, Contrafund and Asset Manager portfolios became available. The Fidelity Equity-Income Portfolio invests in a corresponding portfolio of Fidelity Variable Insurance Products Fund and the Contrafund Portfolio and Asset Manager Portfolio invest in corresponding portfolios of Fidelity Variable Insurance Products Fund II (collectively, "Fidelity").

Separate Account No. 2 was formed by the Company to support the operations of the Company's group and individual variable accumulation annuity contracts ("Contracts"). The assets of Separate Account No. 2 are the property of the Company. The portion of Separate Account No. 2's assets applicable to the Contracts will not be charged with liabilities arising out of any other business the Company may conduct.

The significant accounting policies of Separate Account No. 2 are as follows:

INVESTMENT VALUATION--Investments are made in shares of the Investment Company, Scudder, American Century, Calvert and Fidelity and are valued at the reported net asset values of the respective funds or portfolios.

INVESTMENT TRANSACTIONS--Investment transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined based on the average cost of the investment sold.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

1. SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)
FEDERAL INCOME TAXES--Separate Account No. 2 will be treated as a part of the Company and will not be taxed separately as a "regulated investment company" under existing law. The Company is taxed as a life insurance company under the life insurance tax provisions of the Internal Revenue Code of 1986. No provision for income taxes is required in the accompanying financial statements.

2. INVESTMENTS

The number of shares owned by Separate Account No. 2 and their respective net asset values (rounded to the nearest cent) per share at December 31, 1998 are as follows:

                                                                   NUMBER OF      NET ASSET
                                                                     SHARES         VALUE
                                                                 --------------  -----------
Investment Company Funds:
  Money Market Fund............................................      32,754,324   $    1.18
  All America Fund.............................................     138,352,892        2.90
  Equity Index Fund............................................     109,673,279        2.45
  Bond Fund....................................................      39,470,522        1.42
  Short-Term Bond Fund.........................................       3,804,353        1.03
  Mid-Term Bond Fund...........................................      10,667,632        0.91
  Composite Fund...............................................     165,687,292        1.78
  Aggressive Equity Fund.......................................      84,338,638        1.51
Scudder Portfolios:
  Bond Portfolio...............................................       3,325,129        6.88
  Capital Growth Portfolio--Class "A"..........................      17,259,438       23.95
  International Portfolio--Class "A"...........................       9,306,297       14.56
American Century VP Capital Appreciation Fund..................       3,910,166        9.02
Calvert Social Balanced Portfolio..............................      20,281,223        2.14
Fidelity Portfolios:
  Equity-Income--"Initial" Class...............................       4,844,371       25.42
  Contrafund--"Initial" Class..................................       7,200,316       24.44
  Asset Manager--"Initial" Class...............................       1,977,790       18.16

3. EXPENSES

Administrative Charges--In connection with its administrative functions, the Company deducts daily, at an annual rate of .40%, an amount from the value of the net assets of all funds except the American Century VP Capital Appreciation Fund for which the annual rate is .20% and each Fidelity fund, for which the annual rate is .30%.

In addition, a deduction of up to $2.00 may be made at the end of each month from a participant's account, except that such charge shall not exceed 1/12 of 1% of the balance in such account in any month.

Distribution Expense Charge--As principal underwriter, the Company performs all distribution and sales functions and bears all distribution and sales expenses relative to the Contracts. For

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

3. EXPENSES (CONTINUED)
providing these services, the Company deducts daily, at an annual rate of .35%, an amount from the value of the net assets of each fund to cover such expenses.

Mortality and Expense Risk Charge--The Company assumes the risk to make annuity payments in accordance with annuity tables provided in the Contracts regardless of how long a participant lives and also assumes certain expense risks associated with such annuity payments. For assuming this risk, the Company deducts daily, at an annual rate of .50%, an amount from the value of the net assets of each fund.

4. DIVIDENDS

All dividend distributions are reinvested in additional shares of the respective funds or portfolios at net asset value. On December 31, 1998 a dividend distribution was made by the Investment Company to shareholders of record as of December 30, 1998. Prior thereto, the Investment Company declared and paid a dividend distribution on September 15, 1998. The combined amount of these dividends was as follows:

Money Market Fund..........................................  $ 1,752,196
All America Fund...........................................   47,402,384
Equity Index Fund..........................................   20,792,224
Bond Fund..................................................    3,838,355
Short-Term Bond Fund.......................................      179,684
Mid-Term Bond Fund.........................................      508,247
Composite Fund.............................................   12,314,050
Aggressive Equity Fund.....................................    1,141,598

On January 28, 1998, February 25, 1998, April 28, 1998, July 29, 1998 and
October 28, 1998, dividends were paid by the Scudder Bond Portfolio. The combined amount of the dividends was $1,222,480.

On January 28, 1998, February 25, 1998, April 28, 1998, July 29, 1998 and
October 28, 1998, dividends were paid by the Scudder Capital Growth Portfolio. The combined amount of the dividends was $21,046,614.

On February 25, 1998, a dividend was paid by the Scudder International Portfolio. The amount of the dividend was $15,648,053.

On March 13, 1998, a dividend was paid by the American Century VP Capital Appreciation Fund. The amount of the dividend was $2,169,052.

On December 30, 1998, a dividend was paid by the Calvert Social Balanced Portfolio. The amount of the dividend was $3,132,097.

On February 6, 1998, a dividend was paid by the Fidelity Equity-Income Portfolio. The amount of the dividend was $6,472,639.

On February 6, 1998, a dividend was paid by the Fidelity Contrafund Portfolio. The amount of the dividend was $6,753,142.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

4. DIVIDENDS (CONTINUED)
On February 6, 1998, a dividend was paid by the Fidelity Asset Manager Portfolio. The amount of the dividend was $3,312,566.

5. FINANCIAL HIGHLIGHTS

Shown below are financial highlights for a Unit outstanding throughout each of the five years ended December 31, 1998, or, if not in existence a full year, the initial period ended December 31:

                                                                      INVESTMENT COMPANY MONEY MARKET FUND
                                                              -----------------------------------------------------
                                                                1998       1997       1996       1995       1994
                                                              ---------  ---------  ---------  ---------  ---------
Unit value, beginning of year...............................  $    1.95  $    1.87  $    1.80  $    1.72  $    1.68
                                                              ---------  ---------  ---------  ---------  ---------
                                                              ---------  ---------  ---------  ---------  ---------
Unit value, end of year.....................................  $    2.03  $    1.95  $    1.87  $    1.80  $    1.72
                                                              ---------  ---------  ---------  ---------  ---------
                                                              ---------  ---------  ---------  ---------  ---------
Thousands of units outstanding, end of year.................     19,121     16,831     17,511     17,502     17,653
                                                              ---------  ---------  ---------  ---------  ---------
                                                              ---------  ---------  ---------  ---------  ---------


                                                                       INVESTMENT COMPANY ALL AMERICA FUND
                                                              -----------------------------------------------------
                                                                1998       1997       1996       1995       1994
                                                              ---------  ---------  ---------  ---------  ---------
Unit value, beginning of year...............................  $    6.76  $    5.39  $    4.52  $    3.35  $    3.36
                                                              ---------  ---------  ---------  ---------  ---------
                                                              ---------  ---------  ---------  ---------  ---------
Unit value, end of year.....................................  $    8.09  $    6.76  $    5.39  $    4.52  $    3.35
                                                              ---------  ---------  ---------  ---------  ---------
                                                              ---------  ---------  ---------  ---------  ---------
Thousands of units outstanding, end of year.................     49,275     51,312     49,798     43,620     38,669
                                                              ---------  ---------  ---------  ---------  ---------
                                                              ---------  ---------  ---------  ---------  ---------

                                                                      INVESTMENT COMPANY EQUITY INDEX FUND
                                                              -----------------------------------------------------
                                                                1998       1997       1996       1995       1994
                                                              ---------  ---------  ---------  ---------  ---------
Unit value, beginning of year...............................  $    2.26  $    1.72  $    1.42  $    1.05  $    1.05
                                                              ---------  ---------  ---------  ---------  ---------
                                                              ---------  ---------  ---------  ---------  ---------
Unit value, end of year.....................................  $    2.86  $    2.26  $    1.72  $    1.42  $    1.05
                                                              ---------  ---------  ---------  ---------  ---------
                                                              ---------  ---------  ---------  ---------  ---------
Thousands of units outstanding, end of year.................     94,019     68,462     35,660     17,109      4,644
                                                              ---------  ---------  ---------  ---------  ---------
                                                              ---------  ---------  ---------  ---------  ---------

                                                                          INVESTMENT COMPANY BOND FUND
                                                              -----------------------------------------------------
                                                                1998       1997       1996       1995       1994
                                                              ---------  ---------  ---------  ---------  ---------
Unit value, beginning of year...............................  $    3.00  $    2.75  $    2.69  $    2.28  $    2.39
                                                              ---------  ---------  ---------  ---------  ---------
                                                              ---------  ---------  ---------  ---------  ---------
Unit value, end of year.....................................  $    3.17  $    3.00  $    2.75  $    2.69  $    2.28
                                                              ---------  ---------  ---------  ---------  ---------
                                                              ---------  ---------  ---------  ---------  ---------
Thousands of units outstanding, end of year.................     17,746     12,671     12,548     12,083     10,601
                                                              ---------  ---------  ---------  ---------  ---------
                                                              ---------  ---------  ---------  ---------  ---------

                                                                     INVESTMENT COMPANY SHORT-TERM BOND FUND
                                                              -----------------------------------------------------
                                                                1998       1997       1996       1995       1994
                                                              ---------  ---------  ---------  ---------  ---------
Unit value, beginning of year...............................  $    1.19  $    1.14  $    1.10  $    1.03  $    1.03
                                                              ---------  ---------  ---------  ---------  ---------
                                                              ---------  ---------  ---------  ---------  ---------
Unit value, end of year.....................................  $    1.24  $    1.19  $    1.14  $    1.10  $    1.03
                                                              ---------  ---------  ---------  ---------  ---------
                                                              ---------  ---------  ---------  ---------  ---------
Thousands of units outstanding, end of year.................      3,164      2,355      2,129      1,447      1,132
                                                              ---------  ---------  ---------  ---------  ---------
                                                              ---------  ---------  ---------  ---------  ---------

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

5. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                      INVESTMENT COMPANY MID-TERM BOND FUND
                                                              -----------------------------------------------------
                                                                1998       1997       1996       1995       1994
                                                              ---------  ---------  ---------  ---------  ---------
Unit value, beginning of year...............................  $    1.26  $    1.19  $    1.16  $    1.01  $    1.06
                                                              ---------  ---------  ---------  ---------  ---------
                                                              ---------  ---------  ---------  ---------  ---------
Unit value, end of year.....................................  $    1.32  $    1.26  $    1.19  $    1.16  $    1.01
                                                              ---------  ---------  ---------  ---------  ---------
                                                              ---------  ---------  ---------  ---------  ---------
Thousands of units outstanding, end of year.................      7,325      4,478      3,828      2,848      1,444
                                                              ---------  ---------  ---------  ---------  ---------
                                                              ---------  ---------  ---------  ---------  ---------

                                                                        INVESTMENT COMPANY COMPOSITE FUND
                                                              -----------------------------------------------------
                                                                1998       1997       1996       1995       1994
                                                              ---------  ---------  ---------  ---------  ---------
Unit value, beginning of year...............................  $    4.36  $    3.75  $    3.39  $    2.82  $    2.95
                                                              ---------  ---------  ---------  ---------  ---------
                                                              ---------  ---------  ---------  ---------  ---------
Unit value, end of year.....................................  $    4.93  $    4.36  $    3.75  $    3.39  $    2.82
                                                              ---------  ---------  ---------  ---------  ---------
                                                              ---------  ---------  ---------  ---------  ---------
Thousands of units outstanding, end of year.................     59,833     61,359     66,715     70,558     73,239
                                                              ---------  ---------  ---------  ---------  ---------
                                                              ---------  ---------  ---------  ---------  ---------

                                                                    INVESTMENT COMPANY AGGRESSIVE EQUITY FUND
                                                              -----------------------------------------------------
                                                                1998       1997       1996       1995       1994
                                                              ---------  ---------  ---------  ---------  ---------
Unit value, beginning of year...............................  $    2.15  $    1.80  $    1.43  $    1.05  $    1.00
                                                              ---------  ---------  ---------  ---------  ---------
                                                              ---------  ---------  ---------  ---------  ---------
Unit value, end of year.....................................  $    2.02  $    2.15  $    1.80  $    1.43  $    1.05
                                                              ---------  ---------  ---------  ---------  ---------
                                                              ---------  ---------  ---------  ---------  ---------
Thousands of units outstanding, end of year.................     63,176     71,468     49,800     20,858      9,145
                                                              ---------  ---------  ---------  ---------  ---------
                                                              ---------  ---------  ---------  ---------  ---------

                                                                                SCUDDER BOND FUND
                                                              -----------------------------------------------------
                                                                1998       1997       1996       1995       1994
                                                              ---------  ---------  ---------  ---------  ---------
Unit value, beginning of year...............................  $   12.37  $   11.48  $   11.30  $    9.69  $   10.32
                                                              ---------  ---------  ---------  ---------  ---------
                                                              ---------  ---------  ---------  ---------  ---------
Unit value, end of year.....................................  $   13.02  $   12.37  $   11.48  $   11.30  $    9.69
                                                              ---------  ---------  ---------  ---------  ---------
                                                              ---------  ---------  ---------  ---------  ---------
Thousands of units outstanding, end of year.................      1,757      1,484      1,362      1,269      1,169
                                                              ---------  ---------  ---------  ---------  ---------
                                                              ---------  ---------  ---------  ---------  ---------

                                                                           SCUDDER CAPITAL GROWTH FUND
                                                              -----------------------------------------------------
                                                                1998       1997       1996       1995       1994
                                                              ---------  ---------  ---------  ---------  ---------
Unit value, beginning of year...............................  $   29.64  $   22.11  $   18.64  $   14.67  $   16.46
                                                              ---------  ---------  ---------  ---------  ---------
                                                              ---------  ---------  ---------  ---------  ---------
Unit value, end of year.....................................  $   36.07  $   29.64  $   22.11  $   18.64  $   14.67
                                                              ---------  ---------  ---------  ---------  ---------
                                                              ---------  ---------  ---------  ---------  ---------
Thousands of units outstanding, end of year.................     11,462     11,094      9,266      8,556      8,121
                                                              ---------  ---------  ---------  ---------  ---------
                                                              ---------  ---------  ---------  ---------  ---------

                                                                           SCUDDER INTERNATIONAL FUND
                                                              -----------------------------------------------------
                                                                1998       1997       1996       1995       1994
                                                              ---------  ---------  ---------  ---------  ---------
Unit value, beginning of year...............................  $   14.46  $   13.43  $   11.85  $   10.80  $   11.06
                                                              ---------  ---------  ---------  ---------  ---------
                                                              ---------  ---------  ---------  ---------  ---------
Unit value, end of year.....................................  $   16.93  $   14.46  $   13.43  $   11.85  $   10.80
                                                              ---------  ---------  ---------  ---------  ---------
                                                              ---------  ---------  ---------  ---------  ---------
Thousands of units outstanding, end of year.................      8,004      8,205      7,688      7,269      8,610
                                                              ---------  ---------  ---------  ---------  ---------
                                                              ---------  ---------  ---------  ---------  ---------

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

5. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                AMERICAN CENTURY
                                                              -----------------------------------------------------
                                                                          VP CAPITAL APPRECIATION FUND
                                                              -----------------------------------------------------
                                                                1998       1997       1996       1995       1994
                                                              ---------  ---------  ---------  ---------  ---------
Unit value, beginning of year...............................  $   11.04  $   11.53  $   12.18  $    9.39  $    9.61
                                                              ---------  ---------  ---------  ---------  ---------
                                                              ---------  ---------  ---------  ---------  ---------
Unit value, end of year.....................................  $   10.69  $   11.04  $   11.53  $   12.18  $    9.39
                                                              ---------  ---------  ---------  ---------  ---------
                                                              ---------  ---------  ---------  ---------  ---------
Thousands of units outstanding, end of year.................      3,303      4,510      7,264      8,061      6,361
                                                              ---------  ---------  ---------  ---------  ---------
                                                              ---------  ---------  ---------  ---------  ---------

                                                                                     CALVERT
                                                              -----------------------------------------------------
                                                                              SOCIAL BALANCED FUND
                                                              -----------------------------------------------------
                                                                1998       1997       1996       1995       1994
                                                              ---------  ---------  ---------  ---------  ---------
Unit value, beginning of year...............................  $    2.65  $    2.23  $    2.01  $    1.57  $    1.64
                                                              ---------  ---------  ---------  ---------  ---------
                                                              ---------  ---------  ---------  ---------  ---------
Unit value, end of year.....................................  $    3.04  $    2.65  $    2.23  $    2.01  $    1.57
                                                              ---------  ---------  ---------  ---------  ---------
                                                              ---------  ---------  ---------  ---------  ---------
Thousands of units outstanding, end of year.................     14,257     12,479     10,713      7,849      5,986
                                                              ---------  ---------  ---------  ---------  ---------
                                                              ---------  ---------  ---------  ---------  ---------

                                                                               FIDELITY
                                                              ------------------------------------------
                                                                        VIP EQUITY-INCOME FUND
                                                              ------------------------------------------
                                                                1998       1997       1996       1995
                                                              ---------  ---------  ---------  ---------
Unit value, beginning of year...............................  $   27.77  $   21.93  $   19.43  $   16.30
                                                              ---------  ---------  ---------  ---------
                                                              ---------  ---------  ---------  ---------
Unit value, end of year.....................................  $   30.65  $   27.77  $   21.93  $   19.43
                                                              ---------  ---------  ---------  ---------
                                                              ---------  ---------  ---------  ---------
Thousands of units outstanding, end of year.................      4,018      3,491      2,342        728
                                                              ---------  ---------  ---------  ---------
                                                              ---------  ---------  ---------  ---------

                                                                               FIDELITY
                                                              ------------------------------------------
                                                                          VIP II CONTRA FUND
                                                              ------------------------------------------
                                                                1998       1997       1996       1995
                                                              ---------  ---------  ---------  ---------
Unit value, beginning of year...............................  $   20.36  $   16.59  $   13.85  $   11.43
                                                              ---------  ---------  ---------  ---------
                                                              ---------  ---------  ---------  ---------
Unit value, end of year.....................................  $   26.16  $   20.36  $   16.59  $   13.85
                                                              ---------  ---------  ---------  ---------
                                                              ---------  ---------  ---------  ---------
Thousands of units outstanding, end of year.................      6,742      5,656      3,880      1,792
                                                              ---------  ---------  ---------  ---------
                                                              ---------  ---------  ---------  ---------

                                                                               FIDELITY
                                                              ------------------------------------------
                                                                      VIP II ASSET MANAGER FUND
                                                              ------------------------------------------
                                                                1998       1997       1996       1995
                                                              ---------  ---------  ---------  ---------
Unit value, beginning of year...............................  $   21.14  $   17.72  $   15.66  $   14.04
                                                              ---------  ---------  ---------  ---------
                                                              ---------  ---------  ---------  ---------
Unit value, end of year.....................................  $   24.04  $   21.14  $   17.72  $   15.66
                                                              ---------  ---------  ---------  ---------
                                                              ---------  ---------  ---------  ---------
Thousands of units outstanding, end of year.................      1,488      1,150        613        184
                                                              ---------  ---------  ---------  ---------
                                                              ---------  ---------  ---------  ---------

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To Mutual of America Life Insurance Company:

We have audited the accompanying statement of assets and liabilities of Mutual of America Separate Account No. 2 as of December 31, 1998, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Mutual of America Separate Account No. 2 as of December 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

        [SIGNATURE]

New York, New York
February 19, 1999

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To Mutual of America Life Insurance Company:

We have audited the accompanying consolidated statements of financial condition of Mutual of America Life Insurance Company and its subsidiaries as of December 31, 1998 and 1997, and the related consolidated statements of operations and surplus and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1, the accompanying statutory-basis financial statements were prepared in conformity with the accounting practices prescribed or permitted by the State of New York Insurance Department which practices differ from generally accepted accounting principles. The variances between such practices and generally accepted accounting principles and the effects on the accompanying financial statements are described in Note 9.

In our opinion, because of the effects of the matter described in the third paragraph and more fully discussed in Note 9, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of Mutual of America Life Insurance Company and its subsidiaries as of December 31, 1998 and 1997, or the results of their operations or their cash flows for the years then ended. Furthermore, in our opinion, the supplemental data included in Note 9 reconciling net income and surplus as shown in the financial statements to net income and surplus as determined in conformity with generally accepted accounting principles, present fairly, in all material respects, the information shown therein.

However, in our opinion, the statutory-basis consolidated financial statements referred to above present fairly, in all material respects, the financial position of Mutual of America Life Insurance Company and its subsidiaries as of December 31, 1998 and 1997, and the results of their operations and their cash flows for the years then ended in conformity with accounting practices prescribed or permitted by the State of New York Insurance Department.

        [SIGNATURE]

New York, New York
February 19, 1999

                    MUTUAL OF AMERICA LIFE INSURANCE COMPANY

                 CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION

                           DECEMBER 31, 1998 AND 1997

                                                                                1998                 1997
                                                                         -------------------  ------------------
                                                     ASSETS
GENERAL ACCOUNT ASSETS
  Bonds and notes......................................................  $     4,874,244,008  $    4,795,022,564
  Common stocks........................................................          339,524,394         413,939,170
  Preferred stocks.....................................................           55,771,462          59,466,239
  Cash and short-term investments......................................           98,685,966          67,164,422
  Guaranteed funds transferable (Note 3)...............................          115,902,196         121,130,991
  Mortgage loans.......................................................           19,289,253          41,315,430
  Real estate..........................................................          324,024,030         331,991,341
  Policy loans.........................................................          100,633,395          97,854,314
  Other invested assets................................................           33,606,096          20,137,960
  Investment income accrued............................................           90,018,584          79,087,631
  Receivables..........................................................            8,363,971           9,307,851
  Other assets.........................................................           10,847,128          31,266,929
                                                                         -------------------  ------------------
    Total general account assets.......................................        6,070,910,483       6,067,684,842
SEPARATE ACCOUNT ASSETS................................................        4,039,275,044       3,456,072,983
                                                                         -------------------  ------------------
TOTAL ASSETS...........................................................  $    10,110,185,527  $    9,523,757,825
                                                                         -------------------  ------------------
                                                                         -------------------  ------------------

                                            LIABILITIES AND SURPLUS
GENERAL ACCOUNT LIABILITIES
  Insurance and annuity reserves.......................................  $     4,925,407,081  $    4,929,073,256
  Other contract liabilities and reserves..............................           12,086,713          11,303,835
  Dividends payable to contract and policyholders......................               93,791             106,329
  Note payable (Note 5)................................................          137,021,175         137,021,175
  Interest maintenance reserve.........................................          213,674,120         253,944,200
  Other liabilities....................................................           69,310,429          95,801,345
                                                                         -------------------  ------------------
    Total general account liabilities..................................        5,357,593,309       5,427,250,140
SEPARATE ACCOUNT RESERVES AND OTHER LIABILITIES........................        4,039,275,044       3,456,072,983
                                                                         -------------------  ------------------
    Total liabilities..................................................        9,396,868,353       8,883,323,123
                                                                         -------------------  ------------------
ASSET VALUATION RESERVE................................................          118,485,383         116,494,396
                                                                         -------------------  ------------------
SURPLUS
  Assigned surplus.....................................................            1,150,000           1,150,000
  Unassigned surplus...................................................          593,681,791         522,790,306
                                                                         -------------------  ------------------
    Total surplus......................................................          594,831,791         523,940,306
                                                                         -------------------  ------------------
TOTAL LIABILITIES AND SURPLUS..........................................  $    10,110,185,527  $    9,523,757,825
                                                                         -------------------  ------------------
                                                                         -------------------  ------------------

          See accompanying notes to consolidated financial statements.

                    MUTUAL OF AMERICA LIFE INSURANCE COMPANY

               CONSOLIDATED STATEMENTS OF OPERATIONS AND SURPLUS

                 FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                                                  1998                1997
                                                                           ------------------  ------------------
INCOME
  Annuity considerations and deposits....................................  $      824,131,791  $      740,959,658
  Life and disability insurance premiums.................................          27,318,300          28,214,541
                                                                           ------------------  ------------------
    Total considerations and premiums....................................         851,450,091         769,174,199
  Separate account investment and administration fees....................          43,186,358          35,376,990
  Net investment income (Notes 2 and 3)..................................         414,565,840         441,059,670
  Other, net.............................................................          (1,966,715)           (336,265)
                                                                           ------------------  ------------------
    Total income.........................................................       1,307,235,574       1,245,274,594
                                                                           ------------------  ------------------
DEDUCTIONS
  Increase in insurance and annuity reserves.............................          81,812,257          41,301,697
  Annuity and surrender benefits.........................................         999,743,408         973,365,824
  Death and disability benefits..........................................          20,153,378          20,161,949
  Operating expenses.....................................................         151,448,387         147,172,396
                                                                           ------------------  ------------------
    Total deductions.....................................................       1,253,157,430       1,182,001,866
                                                                           ------------------  ------------------
    Net gain before dividends............................................          54,078,144          63,272,728
DIVIDENDS TO CONTRACT AND POLICYHOLDERS..................................             117,182             147,104
                                                                           ------------------  ------------------
    Net gain from operations.............................................          53,960,962          63,125,624
FEDERAL INCOME TAX BENEFIT...............................................           1,150,189             367,818
NET REALIZED CAPITAL GAINS (Note 2)......................................          16,642,540          10,778,415
                                                                           ------------------  ------------------
    Net income...........................................................          71,753,691          74,271,857
SURPLUS TRANSACTIONS
  Change in asset valuation reserve......................................          (1,990,987)         (8,818,100)
  Change in net unrealized capital gains.................................           7,239,633          32,160,963
  Change in non-admitted assets and other, net...........................          (6,110,852)         (4,719,810)
                                                                           ------------------  ------------------
    Net change in surplus................................................          70,891,485          92,894,910
SURPLUS, AT BEGINNING OF YEAR............................................         523,940,306         431,045,396
                                                                           ------------------  ------------------
SURPLUS, AT END OF YEAR..................................................  $      594,831,791  $      523,940,306
                                                                           ------------------  ------------------
                                                                           ------------------  ------------------

          See accompanying notes to consolidated financial statements.

                    MUTUAL OF AMERICA LIFE INSURANCE COMPANY

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                 FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                                                1998                1997
                                                                         ------------------  -------------------
CASH PROVIDED
  Premium and annuity funds received...................................  $      851,727,947  $       769,846,793
  Investment income received...........................................         338,956,078          437,472,096
  Separate account investment and administrative fees..................          43,186,358           35,376,990
  Other, net...........................................................           1,739,776           (1,619,142)
                                                                         ------------------  -------------------
    Total receipts.....................................................       1,235,610,159        1,241,076,737
                                                                         ------------------  -------------------
  Benefits paid........................................................       1,019,758,402          989,719,884
  Dividends paid to contract and policyholders.........................             129,722              147,127
  Insurance and operating expenses paid................................         155,490,995          146,405,004
  Net transfers to separate accounts...................................          84,395,589          286,778,743
                                                                         ------------------  -------------------
    Total payments.....................................................       1,259,774,708        1,423,050,758
                                                                         ------------------  -------------------
    Net cash used by operations........................................         (24,164,549)        (181,974,021)
  Proceeds from long-term investments sold, matured or repaid..........       4,672,189,185       10,907,067,504
  Proceeds from dollar roll transactions--repurchase agreements........                  --          700,714,763
  Other, net...........................................................          47,407,939           44,741,139
                                                                         ------------------  -------------------
    Total cash provided................................................       4,695,432,575       11,470,549,385
                                                                         ------------------  -------------------
CASH APPLIED
  Cost of long-term investments acquired...............................       4,606,240,005       10,730,606,933
  Repayment of dollar roll transactions--repurchase agreements.........                  --          700,714,763
  Other, net...........................................................          57,671,026           32,548,605
                                                                         ------------------  -------------------
    Total cash applied.................................................       4,663,911,031       11,463,870,301
                                                                         ------------------  -------------------
    Net change in cash and short-term investments......................          31,521,544            6,679,084
CASH AND SHORT-TERM INVESTMENTS
  Beginning of year....................................................          67,164,422           60,485,338
                                                                         ------------------  -------------------
  End of year..........................................................  $       98,685,966  $        67,164,422
                                                                         ------------------  -------------------
                                                                         ------------------  -------------------

          See accompanying notes to consolidated financial statements.

                    MUTUAL OF AMERICA LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                           DECEMBER 31, 1998 AND 1997

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

PRINCIPLES OF CONSOLIDATION

The accompanying financial statements include the consolidated accounts of Mutual of America Life Insurance Company ("Mutual of America") and its wholly owned subsidiaries (collectively referred to as the "Company"). Significant intercompany balances and transactions have been eliminated in consolidation.

NATURE OF OPERATIONS

Mutual of America provides retirement and employee benefit plans in the small to medium size case area, principally to employees in the not-for-profit social health and welfare field. In recent years, through a wholly owned subsidiary, the Company has expanded the scope of the field it serves to include for-profit organizations in the small to medium size case area. The principal insurance companies in the group are licensed in all fifty states and the District of Columbia. Operations are conducted primarily through a network of regional field offices staffed by salaried consultants.

BASIS OF PRESENTATION

The financial statements are presented in conformity with statutory accounting practices prescribed or permitted by the State of New York Insurance Department, which practices differ from generally accepted accounting principles ("GAAP"). The variances between such practices and GAAP and the effects on the accompanying financial statements are described in Note 9. The ability of the Company to fulfill its obligations to contractholders and policyholders is of primary concern to insurance regulatory authorities. As such, the financial statements are oriented to the insuring public.

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Certain 1997 amounts included in the accompanying consolidated financial statements have been reclassified to conform with the 1998 presentation.

Accounting policies applied in the preparation and presentation of these financial statements follow.

ASSET VALUATIONS

Investment valuations are prescribed by the National Association of Insurance Commissioners ("NAIC"). Bonds qualifying for amortization are stated at amortized cost; short-term investments in good standing are stated at cost. Fair value for these securities (approximately $5.0 billion in 1998 and $4.9 billion in 1997) is determined by reference to market prices quoted

                    MUTUAL OF AMERICA LIFE INSURANCE COMPANY

                           DECEMBER 31, 1998 AND 1997

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) by the NAIC. If quoted market prices are not available, fair value is determined using quoted prices for similar securities. All other bonds and short-term notes are stated at market value which approximates fair value.

Common stocks in good standing are stated at market value, which approximates fair value. Market value is determined by reference to valuations quoted by the NAIC. Unrealized gains and losses are applied directly to unassigned surplus.

Mortgage loans are carried at amortized indebtedness. Fair value for these loans (approximately $19.6 million in 1998 and $46.8 million in 1997) is determined by discounting the expected future cash flows using the current rate at which similar loans would be made to borrowers with similar credit ratings and remaining maturities. Impairments of individual assets that are considered other than temporary are recognized when incurred. There were no impairments recorded during 1998 or 1997.

Real estate, which is classified as Company occupied property, is carried at cost, including capital improvements, net of accumulated depreciation, and depreciated on a straight line basis over 39 years. Tenant improvements on real estate investments are depreciated over the shorter of the lease term or the estimated life of the improvement.

Policy loans are stated at the unpaid balance of the loan. The majority of such loans are issued with variable interest rates which are periodically adjusted based on changes in the rates credited to these policies and therefore are considered to be stated at fair value.

Certain other assets, such as furniture and fixtures and prepaid expenses, are excluded from the consolidated statements of financial condition ("non-admitted assets").

INTEREST MAINTENANCE AND ASSET VALUATION RESERVES

Realized gains and losses, net of applicable taxes, arising from changes in interest rates are accumulated in the Interest Maintenance Reserve ("IMR") and are amortized into net investment income over the estimated remaining life of the investment sold. All other realized gains and losses are reported in the consolidated statements of operations and surplus.

An Asset Valuation Reserve ("AVR") applying to the specific risk characteristics of all invested asset categories excluding cash, policy loans and investment income accrued has been established based on a statutory formula. Realized and unrealized gains and losses arising from changes in the creditworthiness of the borrower are included in the appropriate subcomponent of the AVR. Changes in the AVR are applied directly to unassigned surplus.

GUARANTEED FUNDS TRANSFERABLE

Guaranteed funds transferable consist of funds held by a former reinsurer and are stated at the total principal amount of future guaranteed transfers to Mutual of America, which approximates fair value.

                    MUTUAL OF AMERICA LIFE INSURANCE COMPANY

                           DECEMBER 31, 1998 AND 1997

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
SEPARATE ACCOUNT OPERATIONS

Certain annuity considerations may be invested at the participant's discretion in separate accounts; either a multifund account, which is managed by Mutual of America Capital Management Corporation, or certain other funds, which are managed by outside investment advisors. All of the funds' investment experience, including net realized and unrealized capital gains in the separate accounts (net of investment advisory fees and administration fees assessed), is allocated to participants. Charges for investment advisory fees and administration fees are assessed as a percentage of the assets under management and vary based upon the investment objectives of the fund and level of administrative services provided. During 1998 and 1997 such fees were equal to approximately 1.10% of the total average assets under management.

Investments held in the separate accounts are stated at market value, which approximates fair value. Participants' corresponding equity in the separate accounts are reported as liabilities in the accompanying statements. Premiums and benefits related to the separate accounts are combined with the general account in the accompanying statements. Net operating gains are offset by increases to reserve liabilities in the respective separate accounts.

INSURANCE AND ANNUITY RESERVES

Reserves for annuity contracts are computed on the net single premium method and represent the estimated present value of future retirement benefits. These reserves are based on mortality and interest rate assumptions (ranging predominately from 5.00% to 9.25%) which meet or exceed statutory requirements. Reserves for contractual funds not yet used for the purchase of annuities are accumulated at various interest rates which, during 1998 and 1997, averaged 5.00% and 5.50%, respectively and are deemed sufficient to provide for contractual surrender values of these funds. Reserves for life and disability insurance are based on mortality, morbidity and interest rate assumptions which meet statutory requirements.

Contractual funds not yet used to purchase retirement annuities and other deposit liabilities are stated at their cash surrender value, which approximates fair value ($7.6 billion and $7.0 billion), at December 31, 1998 and 1997, respectively. The fair value of annuity contracts (approximately $1.6 billion and $1.5 billion at December 31, 1998 and 1997, respectively) was determined by discounting expected future retirement benefits using current mortality tables and interest rates based on the duration of expected future benefits. Weighted average interest rates of 5.38% and 6.12% were used at December 31, 1998 and 1997, respectively.

PREMIUMS, ANNUITY CONSIDERATIONS, INVESTMENT INCOME AND EXPENSES

Insurance premiums and annuity considerations derived from defined contribution plans are recognized as income when due. Voluntary savings-type and defined benefit considerations and other deposits are recognized as income when received. Group life and disability insurance premiums are recognized as income over the contract period.

                    MUTUAL OF AMERICA LIFE INSURANCE COMPANY

                           DECEMBER 31, 1998 AND 1997

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
General account investment income is reported as earned and is presented net of related investment expenses; operating expenses, including acquisition costs for new business and income taxes, are charged to operations as incurred.

DIVIDENDS

Dividends are based on formulas and scales approved by the Board of Directors and are accrued currently for payment subsequent to plan anniversary dates.

2. FIXED MATURITY AND EQUITY SECURITIES

The statement values and NAIC market values of investments in fixed maturity securities (bonds and notes) at December 31, 1998 are shown below. Excluding U.S. government and government agency investments, the Company is not exposed to any significant concentration of credit risk.

                                                                              GROSS        GROSS
                                                              STATEMENT    UNREALIZED   UNREALIZED       NAIC
CATEGORY                                                        VALUE         GAINS       LOSSES     MARKET VALUE
----------------------------------------------------------  -------------  -----------  -----------  -------------
                                                                               (000'S OMITTED)
U.S. Treasury securities and obligations of U.S.
  Government corporations and agencies....................  $   2,030,666   $  15,527    $   1,071   $   2,045,122
Obligations of states and political subdivisions..........         10,727       2,086           --          12,813
Debt securities issued by foreign governments.............        106,243       6,112           --         112,355
Corporate securities......................................      2,834,819      50,542       33,067       2,852,294
                                                            -------------  -----------  -----------  -------------
    Total.................................................  $   4,982,455   $  74,267    $  34,138   $   5,022,584
                                                            -------------  -----------  -----------  -------------
                                                            -------------  -----------  -----------  -------------

Short-term fixed maturity securities with a statement value and NAIC market value of $108.2 million at December 31, 1998 are included in the above table. As of December 31, 1998, the Company had $6.2 million (par value $6.0 million) of its long-term fixed maturity securities on deposit with various state regulatory agencies.

The statement values and NAIC market values of investments in fixed maturity securities by contractual maturity (except for mortgage-backed securities which are stated at expected maturity) at December 31, 1998 are shown below. Expected maturities may differ from

                    MUTUAL OF AMERICA LIFE INSURANCE COMPANY

                           DECEMBER 31, 1998 AND 1997

2. FIXED MATURITY AND EQUITY SECURITIES (CONTINUED) contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

                                                                STATEMENT        NAIC
                                                                  VALUE      MARKET VALUE
                                                              -------------  -------------
                                                                    (000'S OMITTED)
Due in one year or less.....................................  $     261,253  $     263,498
Due after one year through five years.......................      1,553,255      1,567,426
Due after five years through ten years......................      1,417,466      1,498,422
Due after ten years.........................................      1,750,481      1,693,238
                                                              -------------  -------------
    Total...................................................  $   4,982,455  $   5,022,584
                                                              -------------  -------------
                                                              -------------  -------------

Proceeds from the sale of investments in fixed maturity securities during 1998 were $4.2 billion. Gross gains of $20.0 million and gross losses of $6.0 million were realized on these sales, of which $14.0 million of gains were accumulated in the IMR. Such amounts will be amortized into net investment income over the estimated remaining life of the investment sold.

During 1998, $54.2 million of the IMR was amortized and included in net investment income. Included in IMR amortization income for the year is a $34.5 million net adjustment related to realized capital gains that should have been exempted from IMR since they were associated with higher than normal general account withdrawal activity (including transfers to the Separate Account) that occurred last year.

The statement values and NAIC market values of investments in fixed maturity securities at December 31, 1997 are as follows:

                                                                              GROSS        GROSS
                                                              STATEMENT    UNREALIZED   UNREALIZED       NAIC
CATEGORY                                                        VALUE         GAINS       LOSSES     MARKET VALUE
----------------------------------------------------------  -------------  -----------  -----------  -------------
                                                                               (000'S OMITTED)
U.S. Treasury securities and obligations of U.S.
  Government corporations and agencies....................  $   2,414,115   $   7,846    $     412   $   2,421,549
Obligations of states and political subdivisions..........         13,421       1,704           --          15,125
Debt securities issued by foreign governments.............        101,186       4,624           28         105,782
Corporate securities......................................      2,329,186      25,640        9,123       2,345,703
                                                            -------------  -----------  -----------  -------------
    Total.................................................  $   4,857,908   $  39,814    $   9,563   $   4,888,159
                                                            -------------  -----------  -----------  -------------
                                                            -------------  -----------  -----------  -------------

Short-term fixed maturity securities with a statement value and NAIC market value of $62.9 million at December 31, 1997, are included in the above table. As of December 31, 1997, the Company had $6.2 million (par value $6.0 million) of its long-term fixed maturity securities on deposit with various state regulatory agencies.

                    MUTUAL OF AMERICA LIFE INSURANCE COMPANY

                           DECEMBER 31, 1998 AND 1997

2. FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)
Proceeds from the sale of investments in fixed maturity securities during 1997 were $11.1 billion. Gross gains of $145.1 million and gross losses of $16.0 million were realized on those sales, of which $126.4 million of gains were accumulated (net of applicable tax benefits of $2.7 million) in the IMR. Such amounts will be amortized into net investment income over the estimated remaining life of the investment sold. During 1997, $18.0 million of the IMR was amortized and included in net investment income.

Net realized capital gains (losses) reflected in the statements of operations for the years ended December 31, 1998 and 1997 were as follows:

                                                                       1998       1997
                                                                     ---------  ---------
                                                                       (000'S OMITTED)
Equity securities (common and preferred stocks)....................  $  16,010  $  19,606
Mortgage loans and other...........................................        633     (8,828)
                                                                     ---------  ---------
    Net realized capital gains.....................................  $  16,643  $  10,778
                                                                     ---------  ---------
                                                                     ---------  ---------

At December 31, 1998 and 1997, net unrealized appreciation of common equity securities was $51.3 million and $44.1 million, respectively.

3. REINSURANCE AND RELATED TRANSACTIONS

In 1980, Mutual of America terminated a reinsurance arrangement and assumed direct ownership of funds held by the reinsurer and direct liability for the contractual obligations of the reinsurer. Such amounts are reported as guaranteed funds transferable and as insurance and annuity reserves in the consolidated statements of financial condition.

The guaranteed funds are transferable to Mutual of America over time and are stated at the total principal amount of future guaranteed transfers to Mutual of America of $115.9 million and $121.1 million at December 31, 1998 and 1997, respectively.

The guaranteed interest and other allocated investment earnings on the funds held by the reinsurer, amounting to $12.2 million and $33.8 million in 1998 and 1997, respectively, are included in net investment income. Such amounts include participating dividends from a contingency fund that was previously held by the reinsurer (but not recorded as an asset of Mutual of America) of $25.9 million in 1997. This amount includes the receipt of a $21.5 million special dividend related to the termination of the contingency fund previously held by the reinsurer.

4. REAL ESTATE

Real estate consists primarily of an office building that Mutual of America purchased for its corporate headquarters. The purchase price of the building was fully financed. The Company occupies approximately one-third of this office building as its corporate headquarters and leases the remaining space. Depreciation expense for 1998 and 1997 was $5.2 million in both years.

                    MUTUAL OF AMERICA LIFE INSURANCE COMPANY

                           DECEMBER 31, 1998 AND 1997

5. NOTE PAYABLE

In connection with the acquisition of its corporate headquarters, Mutual of America obtained a $135.0 million, seven-year, 6.91% fixed rate secured term note. Fair value of the note was approximately $137.0 million at December 31, 1998 and 1997. The note matures and is payable in full on October 15, 1999 and is not redeemable prior to that date. Interest on the note is payable semiannually in April and October. The terms of the note require that Mutual of America pledge collateral, consisting of securities issued by the United States Government or its agencies. The aggregate book and market values of the collateral must be maintained at a level greater than or equal to 100% and 110%, respectively, of the outstanding balance of the note. At December 31, securities with a book and market value of approximately $166.7 million and $169.9 million in 1998 and $167.9 million and $167.5 million in 1997, respectively, were pledged as collateral.

6. PENSION PLAN AND POSTRETIREMENT BENEFITS

The Company has a qualified, non-contributory defined benefit pension plan covering virtually all employees. Benefits are generally based on years of service and final average salary. The Company's funding policy is to contribute annually, at a minimum, the amount necessary to satisfy the funding requirements under the Employee Retirement Income Security Act of 1974 ("ERISA"). The Company also maintains two non-qualified defined benefit pension plans. The first provides benefits to employees whose total compensation exceeds the maximum allowable compensation limits for qualified retirement plans under ERISA. The second provides benefits to non-employee members of the Board of Directors.

The Company has two defined benefit postretirement plans covering substantially all salaried employees. Employees may become eligible for such benefits upon attainment of retirement age while in the employ of the Company and upon satisfaction of service requirements. One plan provides medical and dental benefits and the second plan provides life insurance benefits. The postretirement plans are contributory for those individuals who retire with less than twenty years of eligible service, with retiree contributions adjusted annually and contain other cost-sharing features, such as deductibles and coinsurance.

Pension expense for all pension plans in 1998 and 1997 was $8.9 million and $5.4 million, respectively. The 1998 amount includes $2.8 million of expense related to the lump-sum settlement of approximately $24.2 million in pension benefits during the year. Prior to 1997, pension plan expense was computed on a modified GAAP basis. Effective January 1, 1997 the expense and liability related to all of the Company's pension plans and its long term incentive compensation plan (described below) are calculated in accordance with GAAP. This change resulted in a charge to surplus, net of the change in the prepaid pension cost, of $9.7 million at January 1, 1997.

                    MUTUAL OF AMERICA LIFE INSURANCE COMPANY

                           DECEMBER 31, 1998 AND 1997

6. PENSION PLAN AND POSTRETIREMENT BENEFITS (CONTINUED)
The components of net pension expense related to all of the Company's pension plans are as follows:

                                                                        1998       1997
                                                                      ---------  ---------
                                                                        (000'S OMITTED)
Service cost........................................................  $   5,353  $   4,596
Interest cost on projected benefit obligation.......................      6,189      5,159
Expected return on plan assets......................................     (6,870)    (5,469)
Amortization of initial net asset...................................       (211)      (211)
Amortization of unrecognized loss...................................      1,639      1,291
Settlement loss.....................................................      2,768         --
                                                                      ---------  ---------
    Net pension expense.............................................  $   8,868  $   5,366
                                                                      ---------  ---------
                                                                      ---------  ---------

The funded status of all of the Company's pension plans at December 31, 1998 and 1997 is as follows:

                                                                      1998        1997
                                                                   ----------  ----------
                                                                      (000'S OMITTED)
Projected benefit obligation.....................................  $  (93,544) $  (77,322)
Plan assets at fair value........................................      60,470      58,619
                                                                   ----------  ----------
Projected benefit obligation in excess of plan assets............     (33,074)    (18,703)
Remaining unrecognized initial net asset.........................        (450)       (841)
Unrecognized prior service cost..................................       4,564       5,177
Unrecognized net loss from past experience different from that
  assumed........................................................      40,079      17,546
                                                                   ----------  ----------
Prepaid pension cost, end of year................................  $   11,119  $    3,179
                                                                   ----------  ----------
                                                                   ----------  ----------

For financial reporting purposes, the prepaid pension cost at December 31, 1998 and 1997, has been classified as a non-admitted asset. At December 31, 1998 all of the qualified pension plan assets are invested in one of the Company's separate accounts (consisting primarily of equity securities) and participation in certain other funds managed by outside investment advisors.

The discount rate used in determining the actuarial present value of the projected benefit obligation was 6.80% and 7.25% at December 31, 1998 and 1997, respectively. This .45% decrease in the discount rate together with a change in employee mortality and turnover rates resulted in a $17.3 million increase in the projected benefit obligation (PBO) for the year. The assumed rate of increase in future compensation levels was 4.00% in 1998 and 1997. The

                    MUTUAL OF AMERICA LIFE INSURANCE COMPANY

                           DECEMBER 31, 1998 AND 1997

6. PENSION PLAN AND POSTRETIREMENT BENEFITS (CONTINUED) assumed long-term rate of return on assets used in determining the net periodic pension cost was 11.30% in 1998 and 1997. The change in the PBO during 1998 and 1997 is as follows:

                                                                       1998       1997
                                                                    ----------  ---------
                                                                       (000'S OMITTED)
January 1 balance.................................................  $   77,322  $  60,351
Service cost......................................................       5,353      4,596
Interest cost.....................................................       6,189      5,159
Change in assumptions.............................................      17,298      7,850
Actuarial loss....................................................      11,775      4,326
Benefits and expenses paid........................................     (24,393)    (4,960)
                                                                    ----------  ---------
December 31 balance...............................................  $   93,544  $  77,322
                                                                    ----------  ---------
                                                                    ----------  ---------

The Company funds the qualified non-contributory defined benefit pension plan in accordance with the requirements of ERISA. Plan assets at fair value for the qualified pension plan were $52.3 million and $47.4 million at December 31, 1998 and 1997, respectively. The actuarial present value of accumulated benefits for the qualified pension plan were $32.6 million and $50.0 million at December 31, 1998 and 1997, respectively. During 1998 and 1997, the Company made contributions to the qualified plan of $13.3 million and $4.4 million, respectively.

The change in plan assets for all of the Company's pension plans is as follows:

                                                                       1998       1997
                                                                    ----------  ---------
                                                                       (000'S OMITTED)
January 1 balance.................................................  $   58,619  $  43,718
Employer contributions............................................      16,807     12,127
Return on Plan assets.............................................       9,437      7,734
Benefits and expenses paid........................................     (24,393)    (4,960)
                                                                    ----------  ---------
December 31 balance...............................................  $   60,470  $  58,619
                                                                    ----------  ---------
                                                                    ----------  ---------

In addition to the above noncontributory plans, all employees may participate in a 401(k) savings plan under which the Company matches half of the employees' basic contribution up to 6% of salary. The cost of this plan was approximately $1.7 million and $1.6 million in 1998 and 1997, respectively. The Company also has a long-term performance based incentive compensation plan for certain employees. Shares are granted each year and generally vest over a three-year period. The value of such shares is based upon increases in the Company's statutory surplus and the maintenance of certain financial ratios. Compensation expense recognized in 1998 and 1997 related to this plan was $3.2 million and $3.0 million respectively.

                    MUTUAL OF AMERICA LIFE INSURANCE COMPANY

                           DECEMBER 31, 1998 AND 1997

6. PENSION PLAN AND POSTRETIREMENT BENEFITS (CONTINUED)
The components of net postretirement benefit cost are as follows:

                                                                          1998       1997
                                                                        ---------  ---------
                                                                          (000'S OMITTED)
Service cost..........................................................  $     609  $     600
Interest cost on projected benefit obligation.........................      1,272      1,175
Actuarial loss........................................................        156         --
                                                                        ---------  ---------
Net postretirement benefit cost.......................................  $   2,037  $   1,775
                                                                        ---------  ---------
                                                                        ---------  ---------

The following table shows the plans' combined status reconciled with the amounts reported in the Company's consolidated statements of financial condition:

                                                                       1998       1997
                                                                     ---------  ---------
                                                                       (000'S OMITTED)
Accumulated postretirement benefit obligation ("APBO"):
  Retirees.........................................................  $   7,854  $   5,911
  Fully eligible active plan participants..........................      3,367      3,456
  Other active plan participants...................................      6,817      6,239
                                                                     ---------  ---------
      Total APBO...................................................     18,038     15,606
Plan assets at fair value..........................................         --         --
                                                                     ---------  ---------
APBO in excess of plan assets......................................     18,038     15,606
Unrecognized net loss..............................................     (5,615)    (4,920)
                                                                     ---------  ---------
Accrued postretirement obligation..................................  $  12,423  $  10,686
                                                                     ---------  ---------
                                                                     ---------  ---------

The weighted average annual assumed rate of increase in the per capita cost of covered benefits (i.e., health care cost trend rate) for the medical plan is approximately 7.00% in 1998. The health care cost trend rate assumption has a significant affect on the amounts reported. For example, increasing the assumed health care cost trend rate by one percentage point in each year would increase the accumulated postretirement obligation for the plan as of December 31, 1998 by $1.3 million and the aggregate of the service and interest cost components of the net periodic benefit cost for 1998 by $.3 million.

The discount rate used in determining the APBO was 6.80% at December 31, 1998 and 7.25% at December 31, 1997.

7. COMMITMENTS AND CONTINGENCIES

Rental expenses were $17.3 million and $16.7 million in 1998 and 1997, respectively. The approximate minimum rental commitments under noncancelable operating leases are as follows: 1999, $2.8 million, 2000, $2.1 million, 2001, $1.7 million, 2002, $1.6 million and 2003,

                    MUTUAL OF AMERICA LIFE INSURANCE COMPANY

                           DECEMBER 31, 1998 AND 1997

7. COMMITMENTS AND CONTINGENCIES (CONTINUED)
$1.0 million, and 2004 and beyond, $.8 million. Such leases are principally for leased office space, furniture and equipment. Certain office space leases provide for adjustments to reflect changes in real estate taxes and other operating expenses.

The Company is involved in various legal actions which have arisen in the course of the Company's business. In the opinion of management, the ultimate liability with respect to such lawsuits as well as other contingencies is not considered to be material in relation to the Company's consolidated financial statements.

8. FEDERAL INCOME TAXES

Mutual of America's pension business was exempt from federal income taxation under Section 501(a) of the Internal Revenue Code ("Code") in 1997. Effective January 1, 1998 Mutual of America's pension business became subject to federal income tax. Mutual of America and its life subsidiary file federal tax returns on a separate company basis. Mutual of America's non-insurance subsidiaries file a consolidated tax return. The Federal income tax benefit for the year ended December 31, 1998 amounted to $1.2 million as compared to benefit of $.4 million in 1997. The 1998 and 1997 tax benefits reflected in the accompanying statements of operations and surplus arose principally from the operating results of its insurance and non-insurance subsidiaries.

The difference between the actual tax benefit reflected in the accompanying consolidated statements of operations and the expected tax provision computed by applying the statutory rate of 35% to operating income arises principally from the differing statutory and tax treatment of IMR income and realized capital gains and losses on investment transactions and from the differences between the tax and statutory basis of Mutual of America's assets and liabilities. Such differences resulted from transition rules under the Code as of January 1, 1998, which accompanied the change in taxation of Mutual of America's pension business. These transition rules will moderate Mutual of America's tax expense over the next several years.

9. RECONCILIATION OF STATUTORY BASIS FINANCIAL RESULTS TO A GENERALLY ACCEPTED ACCOUNTING PRINCIPLES BASIS

The accompanying financial statements are presented in conformity with statutory accounting practices prescribed or permitted by the State of New York Insurance Department which practices differ from GAAP. The variances between such practices and GAAP and the effects on the accompanying financial statements follow:

ASSET VALUATIONS AND INVESTMENT INCOME RECOGNITION

GAAP requires the Company's bonds and notes to be classified as either held to maturity ("HTM") or available for sale ("AFS"); whereas for statutory accounting no such classification is required. In addition, for GAAP, AFS bonds and notes are carried at their fair market value

                    MUTUAL OF AMERICA LIFE INSURANCE COMPANY

                           DECEMBER 31, 1998 AND 1997

9. RECONCILIATION OF STATUTORY BASIS FINANCIAL RESULTS TO A GENERALLY ACCEPTED ACCOUNTING PRINCIPLES BASIS (CONTINUED)
with the unrealized gains and losses applied directly to surplus; whereas for statutory accounting all bonds and notes are carried at their amortized cost.

Realized capital gains and losses, net of applicable taxes, arising from changes in interest rates are recognized in income currently for GAAP accounting, rather than accumulated in the IMR and amortized into income over the remaining life of the security sold for statutory accounting. Additionally, capital gains and losses are not recognized when a security is sold and the same or substantially the same security is repurchased, unless the repurchase occurs after a reasonable exposure to market risk.

A general formula based Asset Valuation Reserve (AVR) is recorded for statutory accounting purposes, whereas such reserves are established under GAAP only when an asset's impairment is considered to be other than temporary.

Certain assets, principally furniture and fixtures and prepaid expenses, for statutory accounting, are excluded from the statement of financial condition by a charge to surplus; whereas under GAAP, such assets are carried at their amortized cost.

POLICY ACQUISITION COSTS

Under GAAP, policy acquisition costs that are directly related to and vary with the production of new business are deferred and amortized over the estimated life of the applicable policies, rather than being expensed as incurred.

INSURANCE AND ANNUITY RESERVES

Under statutory accounting practices the interest rates and mortality and morbidity assumptions used are those which are prescribed or permitted by the State of New York Insurance Department. Under GAAP, for annuities the interest rate assumptions used are generally those assumed in the pricing of the contract at issue; for disability benefits the interest rates assumed are those anticipated to be earned over the duration of the benefit period. Mortality and morbidity assumptions are based on Company experience.

PREMIUM RECOGNITION

Insurance contracts that do not subject the insurer to significant mortality or morbidity risk are considered, under GAAP, to be primarily investment contracts. GAAP requires all amounts received from policyholders under these investment contracts to be recorded as a policyholder deposit rather than as premium income.

                    MUTUAL OF AMERICA LIFE INSURANCE COMPANY

                           DECEMBER 31, 1998 AND 1997

9. RECONCILIATION OF STATUTORY BASIS FINANCIAL RESULTS TO A GENERALLY ACCEPTED ACCOUNTING PRINCIPLES BASIS (CONTINUED)
DEFERRED INCOME TAXES

GAAP requires that a deferred tax asset or liability be established to provide for temporary differences between the tax and financial reporting bases of assets and liabilities. Deferred income taxes are not recorded for statutory accounting purposes.

The tables that follow provide a reconciliation of the 1998 and 1997 statutory financial results reflected in the accompanying financial statements to a GAAP basis (000's omitted):

RECONCILIATION OF STATUTORY TO GAAP SURPLUS                         1998          1997
--------------------------------------------------------------  -------------  -----------
STATUTORY SURPLUS.............................................  $     594,832  $   523,940
  Market value adjustment related to AFS bonds and notes......        170,821      160,980
  Realized capital gains......................................        136,019      163,422
  AVR.........................................................        118,485      116,494
  Deferred policy acquisition costs...........................         39,761       36,905
  Policy reserve adjustments..................................        (21,815)     (17,510)
  Non-admitted assets.........................................         16,196        9,563
  Federal income taxes........................................        163,130      (20,571)
  Other.......................................................          1,663        1,135
                                                                -------------  -----------
GAAP SURPLUS..................................................  $   1,219,092  $   974,358
                                                                -------------  -----------
                                                                -------------  -----------

RECONCILIATION OF STATUTORY TO GAAP NET INCOME                       1998         1997
----------------------------------------------------------------  -----------  -----------
STATUTORY NET INCOME............................................  $    71,754  $    74,272
  Investment income adjustments.................................      (52,750)      (8,020)
  Realized capital gains........................................       25,342      145,791
  Policy reserve adjustments....................................       (3,463)       3,781
  Deferred acquisition costs....................................        5,969        2,518
  Deferred income taxes.........................................      237,051       (6,559)
  Dividend related to termination of contingency fund (Note
    3)..........................................................           --      (20,920)
  Other.........................................................       (1,488)      (4,485)
                                                                  -----------  -----------
GAAP NET INCOME.................................................  $   282,415  $   186,378
                                                                  -----------  -----------
                                                                  -----------  -----------

RECONCILIATION OF GAAP TO STATUTORY PREMIUMS                         1998         1997
----------------------------------------------------------------  -----------  -----------
GAAP PREMIUM INCOME.............................................  $    61,073  $   104,129
  Premiums from investment contracts............................      790,377      665,045
                                                                  -----------  -----------
STATUTORY PREMIUM INCOME........................................  $   851,450  $   769,174
                                                                  -----------  -----------
                                                                  -----------  -----------

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS
--------------------------------------------------------------------------------

(a) Financial Statements


Financial statements for 1998 for Mutual of American Separate Account No. 2 and Mutual of America Life Insurance Company are included in this Post-Effective Amendment to Registration Statement.


(b) Exhibits


      10(b) Consent of Independent Public Accountants


ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR
--------------------------------------------------------------------------------

                                                                            POSITIONS AND
                                                                            OFFICES WITH
NAME AND PRINCIPAL BUSINESS ADDRESS                                           DEPOSITOR
-----------------------------------------------------------------------  -------------------
Clifford L. Alexander, Jr.
  Washington, D.C.                                                            Director
Patricia A. Cahill
  Denver, Colorado                                                            Director
Roselyn P. Epps, M.D.
  Bethesda, Maryland                                                          Director
Dudley H. Hafner
  Dallas, Texas                                                               Director
Earle H. Harbison, Jr.
  St. Louis, Missouri                                                         Director
Frances R. Hesselbein
  New York, New York                                                          Director
William Kahn
  St. Louis, Missouri                                                         Director
LaSalle D. Leffall, Jr., M.d.
  Washington, D.C.                                                            Director
Michael A. Pelavin
  Flint, Michigan                                                             Director
Fioravante G. Perotta
  New York, New York                                                          Director
Francis H. Schott
  New York, New York                                                          Director
O. Stanley Smith, Jr.
  Columbia, South Carolina                                                    Director
Sheila M. Smythe
  Valhalla, New York                                                          Director
Elie Wiesel
  New York, New York                                                          Director

                               OFFICERS-DIRECTORS

NAME AND PRINCIPAL BUSINESS ADDRESS                     POSITIONS AND OFFICES WITH DEPOSITOR
-----------------------------------  ---------------------------------------------------------------------------
William J. Flynn                     Chairman of the Board
Thomas J. Moran                      President and Chief Executive Officer
Manfred Altstadt                     Senior Executive Vice President and Chief Financial Officer
Patrick A. Burns                     Senior Executive Vice President and General Counsel
Salvatore R. Curiale                 Senior Executive Vice President, Technical Operations

                                 OTHER OFFICERS

NAME AND PRINCIPAL BUSINESS ADDRESS                     POSITIONS AND OFFICES WITH DEPOSITOR
-----------------------------------  ---------------------------------------------------------------------------
Diane M. Aramony                     Senior Vice President, Corporate Secretary and Assistant to the Chairman
Meyer Baruch                         Senior Vice President, State Compliance and Government Regulations, since
                                      July 1996; prior thereto, Assistant Chief of the Life Insurance and
                                      Companies Bureau of the New York State Insurance Department
Deborah Swinford Becker              Senior Vice President and Associate General Counsel
Nicholas A. Branchina                Senior Vice President and Associate Treasurer
William Breneisen                    Executive Vice President, Office of Technology
Jeremy J. Brown                      Executive Vice President and Chief Actuary, since April, 1997; prior thereto, Consulting Actuary with Williman & Robertson
Allen J. Bruckheimer                 Senior Vice President and Associate Treasurer
Patrick Burke                        Senior Vice President, Special Markets
Sean Carroll                         Senior Vice President, Facilities Management, since March 1998; prior thereto, Vice President
William S. Conway                    Executive Vice President, Marketing and Corporate Communications
William A. DeMilt                    Executive Vice President, Real Estate Management
Warren A. Essner                     Senior Vice President, Corporate Services
James E. Flynn                       Senior Vice President, Marketing
Michael Gallagher                    Senior Vice President, Direct Response and Technical Communications
  Boca Raton, FL
Harold J. Gannon                     Senior Vice President, Corporate Tax
Gordon Gaspard                       Senior Vice President, Technical Services
Robert Giaquinto                     Senior Vice President, MIS Operations
Thomas E. Gilliam                    Executive Vice President and Assistant to the President and Chief Executive
                                      Officer
John R. Greed                        Executive Vice President and Treasurer since May 1997; Senior Vice
                                      President and Deputy Treasurer, July 1996 to May 1997, prior thereto, partner, Arthur Andersen LLP
Thomas A. Harwood                    Senior Vice President, Competition and Asset Retention
Sandra Hersko                        Senior Vice President, Technical Administration
Edward J. T. Kenney                  Senior Vice President and Assistant to the President and Chief Executive
                                      Officer
Gregory A. Kleva, Jr.                Executive Vice President and Deputy General Counsel
Robert Kordecki                      Senior Vice President, National Accounts
Stanley M. Lenkowicz                 Senior Vice President and Deputy General Counsel
Daniel LeSaffre                      Senior Vice President, Human Resources and Training since January 1999;
                                      prior thereto, FBI
Robert W. Maull                      Senior Vice President and Corporate Actuary
George L. Medlin                     Executive Vice president, Internal Audit, since March 1998, prior thereto,
                                      Senior Vice President
Lynn N. Nadler                       Senior Vice President, Training--Boca
  Boca Raton, FL
Roger F. Napoleon                    Senior Vice President and Associate General Counsel
James C. Peterson                    Senior Vice President, Training--New York and Leadership Development
William Rose                         Senior Vice President, Field Operations
Dennis J. Routledge                  Senior Vice President, LAN/Telecommunications
Robert W. Ruane                      Senior Vice President, Corporate Communications and Direct Response
William G. Shannon                   Senior Vice President, Individual Financial Planning
Walter W. Siegel                     Senior Vice President and Actuary

NAME AND PRINCIPAL BUSINESS ADDRESS                     POSITIONS AND OFFICES WITH DEPOSITOR
-----------------------------------  ---------------------------------------------------------------------------
Joan M. Squires                      Senior Vice President, Business Applications
Eldon Wonacott                       Senior Vice President, Field Administration
Raymond Yeager                       Senior Vice President, MIS Operations
  Boca Raton, FL

The business address of all officers and directors is 320 Park Avenue, New York, New York 10022, unless otherwise noted.

ITEM 27.  NUMBER OF HOLDERS OF SECURITIES
--------------------------------------------------------------------------------


As of March 31, 1998, there were 187,786 Participants in Separate Account No. 2, 91,657 of whom were attributable to Contracts registered under SEC File No. 2-90201; 92,428 of whom were attributable to Contracts registered under SEC File No. 33-11023; and 3,701 of whom were attributable to Contracts registered under SEC File No. 33-5609.


ITEM 32.  UNDERTAKINGS
--------------------------------------------------------------------------------

The Insurance Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Insurance Company.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this post-effective amendment to Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this post-effective amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, the State of New York, the 28th day of April, 1999.


                                MUTUAL OF AMERICA SEPARATE
                                ACCOUNT NO. 2 (REGISTRANT)

                                MUTUAL OF AMERICA LIFE
                                INSURANCE COMPANY (DEPOSITOR)

                                By:             /s/ MANFRED ALTSTADT
                                      ----------------------------------------
                                                  Manfred Altstadt
                                        SENIOR EXECUTIVE VICE PRESIDENT AND
                                              CHIEF FINANCIAL OFFICER


Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on April 28, 1999.


          SIGNATURE                       TITLE
------------------------------  --------------------------

              *
------------------------------  Chairman of the Board;
       William J. Flynn           Director

                                Chief Executive Officer
              *                   and
------------------------------    President; Director
       Thomas J. Moran            (Principal
                                  Executive Officer)

                                Senior Executive Vice
                                  President
     /s/ MANFRED ALTSTADT         and Chief Financial
------------------------------    Officer;
       Manfred Altstadt           Director (Principal
                                  Financial
                                  and Accounting Officer)

              *
------------------------------  Director
  Clifford L. Alexander, Jr.

                                Senior Executive Vice
              *                   President
------------------------------    and General Counsel;
       Patrick A. Burns           Director

              *
------------------------------  Director
      Patricia A. Cahill

              *                 Senior Executive Vice
------------------------------    President, Technical
     Salvatore R. Curiale         Operations; Director

              *
------------------------------  Director
    Roselyn P. Epps, M.D.

          SIGNATURE                       TITLE
------------------------------  --------------------------

              *
------------------------------  Director
       Dudley H. Hafner

              *
------------------------------  Director
    Earle H. Harbison, Jr.

              *
------------------------------  Director
    Frances R. Hesselbein

              *
------------------------------  Director
         William Kahn

              *
------------------------------  Director
LaSalle D. Leffall, Jr., M.D.

              *
------------------------------  Director
      Michael A. Pelavin

              *
------------------------------  Director
    Fioravante G. Perrotta

              *
------------------------------  Director
      Francis H. Schott

              *
------------------------------  Director
    O. Stanley Smith, Jr.

              *
------------------------------  Director
       Sheila M. Smythe

              *
------------------------------  Director
         Elie Wiesel

*By:    /s/ MANFRED ALTSTADT
      -------------------------
          Manfred Altstadt
          ATTORNEY-IN-FACT